TABLE OF CONTENTS

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund........................................   2
  AIM V.I. Diversified Income Fund..........................................  15
  AIM V.I. Global Utilities Fund............................................  28
  AIM V.I. Government Securities Fund.......................................  39
  AIM V.I. Growth Fund......................................................  48
  AIM V.I. Growth and Income Fund...........................................  61
  AIM V.I. International Equity Fund........................................  74
  AIM V.I. Money Market Fund................................................  85
  AIM V.I. Value Fund.......................................................  92
  Directors and Officers of the Funds....................................... 104

The Managers' Overview

FUND CONTENDS WITH MARKET
FAVORING LARGE-COMPANY STOCKS

A roundtable discussion with the Fund management team for AIM V.I. Capital
Appreciation Fund about the fiscal year ended December 31, 1997.
----------------------------------------------------------------------------------------------------------------------------------
Q.  HOW DID AIM V.I. CAPITAL              10% of the portfolio at fiscal year            -----------------------------------------
APPRECIATION FUND PERFORM DURING          end. After years in the doldrums,                The currency devaluations in Asia
THE FISCAL YEAR COVERED BY THIS           energy stocks finally began to
REPORT?                                   perform as technical improvements                 are shrinking costs, not markets,
A.  The Fund's total return for the       lowered the costs of exploration
fiscal year was 13.51%, off the pace      while world demand remained robust.                 for many tech manufacturers.
the Fund has set with 18.65% average      Even after the Asian shocks of late            -----------------------------------------
annual total return since its             1997, when energy prices came under
inception in 1993. For most of the        pressure, we continued to hold                 the year 2000. Portfolio holdings such
year, the Fund, which invests in          promising companies in the oilfield            as Compuware Corp. and Computer
small- and mid-size companies, was        service area.                                  Associates International Inc. are
bucking a market that rewarded              Other themes have remained constant          poised to profit from this need.
large-company stocks.                     throughout the fiscal year:                      In semiconductors, we still lean
                                          technology, retail, and health care.           toward makers of high-value,
Q.  HOW WOULD YOU DESCRIBE EQUITY                                                        noncommodity products, firms like
MARKET CONDITIONS DURING THE              Q.  WHAT IS ATTRACTIVE ABOUT                   Altera Corp. and Burr-Brown Corp.,
FISCAL YEAR?                              TECHNOLOGY FIRMS?                              which enjoy a competitive edge over
A.  For the year as a whole, large-       A.  We had approximately 31% of                makers of commodity products. And
capitalization stocks again               holdings in the technology sector at           we still hold computer makers like
dominated the markets--another year       fiscal year end. Our two largest               Dell Computer Corp. and Compaq
in which a few stocks contributed         industry groups in the sector were             Computer Corp., which continue to
much of the rise in the major             computer software/services and                 increase market share.
market indexes. Nearly half the 1997      semiconductors.                                  Technology stocks took a beating
rise in the S&P 500 index of large-         We expect the computer software/             after the Asian financial crisis,
capitalization stocks can be              services industry to profit from the           but perhaps for
accounted for by just 25 of the           so-called "millennium" problem, the
stocks in that index. Such an             need to reprogram older computers to
environment is a disadvantage for a       recognize
highly diversified mutual fund such
as AIM V.I. Capital Appreciation          PORTFOLIO COMPOSITION
Fund.
  For a while during the summer and       As of 12/31/97, based on total net
early fall, investors began to look       assets
beyond these stocks; smaller-
capitalization stocks did very well       TOP 10 COMMON STOCK HOLDINGS                   TOP 10 INDUSTRIES
during the third quarter of 1997.
But after the Asian financial crisis,      1. HEALTHSOUTH Corp.                1.06%      1. Oil & Gas (Drilling & Equipment) 8.60%
markets turned to more familiar,           2. MGIC Investment Corp.            0.99       2. Computer Software & Services     8.42
more liquid blue chips. During the         3. Health Management                           3. Electronics (Semiconductors)     5.72
last quarter of 1997, the S&P 500             Associates, Inc. - Class A       0.97       4. Retail (Specialty)               3.95
stocks rose almost 3% in value,            4. Household International, Inc.    0.97       5. Consumer Finance                 3.35
while NASDAQ small-company stocks          5. Compuware Corp.                  0.96       6. Communications Equipment         3.01
declined almost 7%.                        6. Safeway, Inc.                    0.95       7. Health Care (Hospital
                                           7. Tenet Healthcare Corp.           0.94          Management)                      2.92
Q.  DID YOU MAKE MAJOR CHANGES TO          8. ADC Telecommunications, Inc.     0.93       8. Electrical Equipment             2.84
THE PORTFOLIO DURING THE YEAR?             9. Service Corp. International      0.91       9. Computers (Hardware)             2.55
A.  We raised our holdings in the         10. Maxim Integrated Products, Inc.  0.91      10. Health Care (Medical Products
energy sector. Energy stocks                                                                 & Supplies)                      2.54
constituted about

                                           Please keep in mind that the Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.

2                      AIM V.I. CAPITAL APPRECIATION FUND

the wrong reasons. The currency           think that eventually we will gravitate        company stocks, especially since earnings
devaluations in Asia are shrinking        toward this norm.                              growth for midcaps is expected to be
costs, not markets, for many tech           Continuing problems in Asia could            higher than for large caps.
manufacturers.                            slow economic growth worldwide, reducing         Second, tax changes enacted during
                                          corporate profits and stock returns.           1997 favored capital growth over income.
Q:  WHY DOES THE FUND HAVE A LARGE        We still haven't sorted out the true           It seems intuitive to assume that
STAKE IN RETAILING?                       magnitude of Asia's troubles and of            investors will gravitate toward growth-
A:  Discount stores selling brand-        their impact on the rest of the world.         oriented investments such as mid-
name merchandise at reduced prices                                                       capitalization stocks, and that should
are doing well. Discounters in the        Q.  WHAT IS YOUR OUTLOOK FOR THE               boost their performance.
portfolio include Ross Stores Inc.,       MIDCAP MARKET SECTOR THE NEXT FEW                Third, because recent turmoil in foreign
which is expecting record earnings        MONTHS?                                        markets is a potential negative for
per share this year. Other                A.  We continue to be optimistic for           multinational firms, investors may want to
retailers doing well include those        a number of reasons:                           put their assets in smaller, more
emphasizing computers and                   First, the relative valuations of            domestically oriented companies.
electronic equipment--for example,        midcap stocks are attractive
CompUSA, Inc.                             compared to large-
  As with computer manufacturers,
the currency devaluations in Asia         GROWTH OF A $10,000 INVESTMENT
are lowering the cost of goods for
many U.S. retailers.                      From 5/5/93 - 12/31/97

Q.  WHAT IS ATTRACTIVE ABOUT                        AIM V.I. Capital    S&P 500         Lipper Capital
HEALTH-CARE STOCKS?                                Appreciation Fund  Stock Index  Appreciation Fund Index
A.  Our health-care holdings                                         (In thousands)
constituted about 13% of the              5/5/93        $10,000         $10,000           $10,000
portfolio at the close of the             7/31/93        10,390          10,155            10,542
fiscal year.                              10/31/93       11,440          10,675            11,449
  One factor contributing to              1/31/94        12,590          11,062            11,866
strength in the health-care sector        4/30/94        11,939          10,430            11,100
is the FDA's move toward faster           7/31/94        11,379          10,681            10,929       AVERAGE ANNUAL TOTAL RETURNS
approval of drugs and devices, a          10/31/94       12,620          11,088            11,547       As of 12/31/97
boon for companies like Arterial          1/31/95        12,097          11,123            11,312
Vascular Engineering Inc., a              4/30/95        13,623          12,247            12,242       1 Year               13.51%
maker of sophisticated devices such       7/31/95        16,534          13,462            13,937       Inception (5/5/93)   18.65
as stents used by bypass surgery.         10/31/95       16,886          14,011            14,175
  We also have found good                 1/31/96        16,769          15,412            15,086
opportunities in the assisted             4/30/96        18,727          15,937            16,281
living industry, operators of             7/31/96        17,000          15,678            15,114
residences where the frail or             10/31/96       19,028          17,376            16,491
elderly can live in a homelike            1/31/97        20,395          19,468            17,717
setting while receiving help with         4/30/97        18,685          19,939            16,568
everyday tasks.                           7/31/97        23,341          23,848            20,106
  As we have reiterated on a number       10/31/97       22,637          22,955            20,069
of occasions, demographic trends in       12/31/97       22,179          24,455            20,398
the U.S. argue for continued growth
in the health-care sector for some        Past performance cannot guarantee comparable future results.
time to come.

Q.  WHAT DO YOU FORESEE IN THE            The performance figures shown represent the AIM V.I. Capital Appreciation Fund and are
ECONOMY AND MARKETS THE NEXT              not intended to reflect actual annuity values, and do not reflect charges at the separate
FEW MONTHS?                               account level which, if applied, would lower the performance results. The Fund's
A.  In the U.S., the economic             performance figures are historical and reflect reinvestment of all distributions and
fundamentals are sound: inflation         changes in the net asset value. The Fund's investment return and principal value will
is low, corporate profits are             fluctuate so that Fund shares, when redeemed, may be worth more or less than their
strong, and the economy is growing        original cost. Source: Towers Data Systems HYPO--Registered Trademark--.
at a healthy pace: a near-perfect           The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged
environment for stocks. However, we       securities widely regarded by investors to be representative of the stock market in
have had three years of unprecedented     general. The unmanaged Lipper Capital Appreciation Fund Index represents an average
20%-plus returns on equity                of the performance of the 30 largest capital appreciation mutual funds.
investments. History shows that over        The NASDAQ (National Association of Securities Dealers Automated  Quotation system)
the long term, average annual total       Composite Index is a group of more than 4,500 unmanaged over-the-counter securities
return for stocks is about 10% to         widely regarded by investors to be representative of the small- and medium-sized
12%. It is reasonable to                  company stock universe.
                                            An investment cannot be made in the indexes listed. Index results include reinvested dividends.


                       AIM V.I. CAPITAL APPRECIATION FUND                      3

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                             MARKET
                                                SHARES       VALUE
COMMON STOCKS - 94.71%

AEROSPACE/DEFENSE - 0.34%

BE Aerospace, Inc.(a)                             27,500 $    735,625
---------------------------------------------------------------------
Precision Castparts Corp.                         17,000    1,025,313
---------------------------------------------------------------------
                                                            1,760,938
---------------------------------------------------------------------

AIR FREIGHT - 0.35%

AirNet Systems, Inc.(a)                           20,000      430,000
---------------------------------------------------------------------
CNF Transportation Inc.                           36,700    1,408,363
---------------------------------------------------------------------
                                                            1,838,363
---------------------------------------------------------------------

AIRLINES - 0.12%

Southwest Airlines Co.                            24,900      613,163
---------------------------------------------------------------------

BANKS (REGIONAL) - 0.64%

AmSouth Bancorporation                            25,000    1,357,812
---------------------------------------------------------------------
North Fork Bancorporation, Inc.                   18,100      607,479
---------------------------------------------------------------------
TCF Financial Corp.                               40,000    1,357,500
---------------------------------------------------------------------
                                                            3,322,791
---------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.08%

Coca-Cola Enterprises Inc.                        11,800      419,637
---------------------------------------------------------------------

BIOTECHNOLOGY - 0.07%

Curative Technologies, Inc.(a)                    12,600      382,725
---------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.22%

CanWest Global Communications Corp. (Canada)      77,700    1,398,600
---------------------------------------------------------------------
Chancellor Media Corp.(a)                          3,636      271,337
---------------------------------------------------------------------
Clear Channel Communications, Inc.(a)             27,600    2,192,475
---------------------------------------------------------------------
Heftel Broadcasting Corp.(a)                      22,100    1,033,175
---------------------------------------------------------------------
Jacor Communications, Inc.(a)                     27,500    1,460,937
---------------------------------------------------------------------
                                                            6,356,524
---------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 3.01%

ADC Telecommunications, Inc.(a)                  116,700    4,872,225
---------------------------------------------------------------------
Brightpoint, Inc.(a)                              67,200      932,400
---------------------------------------------------------------------
DSC Communications Corp.(a)                      107,300    2,575,200
---------------------------------------------------------------------
ECI Telecommunications Ltd. (Israel)              35,000      892,500
---------------------------------------------------------------------
PairGain Technologies, Inc.(a)                    63,100    1,222,562
---------------------------------------------------------------------
REMEC, Inc.(a)                                     7,500      168,750
---------------------------------------------------------------------
Scientific-Atlanta, Inc.                          49,000      820,750
---------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Sweden)      21,420      799,234
---------------------------------------------------------------------
Tellabs, Inc.(a)                                  64,800    3,426,300
---------------------------------------------------------------------
                                                           15,709,921
---------------------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
COMPUTERS (HARDWARE) - 2.55%

Citrix Systems, Inc.(a)                       10,000 $    760,000
-----------------------------------------------------------------
Comdisco, Inc.                                68,500    2,290,468
-----------------------------------------------------------------
Compaq Computer Corp.                         41,500    2,342,156
-----------------------------------------------------------------
Concord EFS, Inc.(a)                         118,200    2,940,225
-----------------------------------------------------------------
Dell Computer Corp.(a)                        34,000    2,856,000
-----------------------------------------------------------------
IDX Systems Corp.(a)                          19,600      725,200
-----------------------------------------------------------------
Micron Electronics, Inc.(a)                   29,800      271,925
-----------------------------------------------------------------
Sun Microsystems, Inc.(a)                     28,300    1,128,463
-----------------------------------------------------------------
                                                       13,314,437
-----------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.34%

Bay Networks, Inc.(a)                        120,800    3,087,950
-----------------------------------------------------------------
Cisco Systems, Inc.(a)                        34,950    1,948,463
-----------------------------------------------------------------
Newbridge Networks Corp. (Canada)(a)          56,000    1,953,000
-----------------------------------------------------------------
                                                        6,989,413
-----------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.11%

Adaptec, Inc.(a)                              77,700    2,884,612
-----------------------------------------------------------------
EMC Corp.(a)                                 129,200    3,544,925
-----------------------------------------------------------------
Iomega Corp.(a)                              114,000    1,417,875
-----------------------------------------------------------------
Lexmark International Group, Inc.(a)          19,200      729,600
-----------------------------------------------------------------
MicroTouch Systems, Inc.(a)                    5,400       85,050
-----------------------------------------------------------------
SMART Modular Technologies, Inc.(a)           15,000      345,000
-----------------------------------------------------------------
Storage Technology Corp.(a)                   32,600    2,019,164
-----------------------------------------------------------------
                                                       11,026,226
-----------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 8.42%

America Online, Inc.(a)                        7,700      686,744
-----------------------------------------------------------------
Applied Voice Technology, Inc.(a)             10,000      282,500
-----------------------------------------------------------------
Aspect Development, Inc.(a)                   12,500      650,000
-----------------------------------------------------------------
Autodesk, Inc.                                38,500    1,424,500
-----------------------------------------------------------------
Avant! Corp.(a)                               28,600      479,050
-----------------------------------------------------------------
BMC Software, Inc.(a)                         66,700    4,377,188
-----------------------------------------------------------------
Broderbund Software, Inc.(a)                  35,000      896,875
-----------------------------------------------------------------
Cadence Design Systems, Inc.(a)              135,900    3,329,550
-----------------------------------------------------------------
CBT Group PLC-ADR (Ireland)(a)                   900       73,913
-----------------------------------------------------------------
Computer Associates International, Inc.       56,250    2,974,219
-----------------------------------------------------------------
Compuware Corp.(a)                           156,600    5,011,200
-----------------------------------------------------------------
Electronic Arts, Inc.(a)                      45,000    1,701,563
-----------------------------------------------------------------
Electronics for Imaging, Inc.(a)               4,600       76,475
-----------------------------------------------------------------
HBO & Co.                                     94,688    4,545,024
-----------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND
4

                                                               MARKET
                                                 SHARES        VALUE
COMPUTERS (SOFTWARE & SERVICES) - (CONTINUED)

Microsoft Corp.(a)                                  18,300 $  2,365,275
-----------------------------------------------------------------------
Network Associates, Inc.(a)                          7,900      417,713
-----------------------------------------------------------------------
Oracle Corp.(a)                                     30,662      684,146
-----------------------------------------------------------------------
Parametric Technology Co.(a)                        59,800    2,833,025
-----------------------------------------------------------------------
Platinum Technology, Inc.(a)                        66,800    1,887,100
-----------------------------------------------------------------------
Security Dynamics Technologies, Inc.(a)             34,400    1,229,800
-----------------------------------------------------------------------
Sterling Commerce, Inc.(a)                          75,055    2,884,927
-----------------------------------------------------------------------
Sterling Software, Inc.(a)                          16,800      688,800
-----------------------------------------------------------------------
Symantec Corp.(a)                                   38,000      833,625
-----------------------------------------------------------------------
Synopsys, Inc.(a)                                   69,000    2,466,750
-----------------------------------------------------------------------
Tecnomatix Technologies Ltd. (Israel)(a)            18,600      627,750
-----------------------------------------------------------------------
Wind River Systems(a)                               15,000      595,313
-----------------------------------------------------------------------
                                                             44,023,025
-----------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.29%

Action Performance Companies, Inc.(a)               16,000      606,000
-----------------------------------------------------------------------
Blyth Industries, Inc.(a)                           30,400      910,100
-----------------------------------------------------------------------
                                                              1,516,100
-----------------------------------------------------------------------

CONSUMER FINANCE - 3.35%

Aames Financial Corp.                               30,150      390,066
-----------------------------------------------------------------------
Capital One Financial Corp.                         39,100    2,118,731
-----------------------------------------------------------------------
ContiFinancial Corp.(a)                             15,000      377,813
-----------------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)                  48,000    1,842,000
-----------------------------------------------------------------------
Household International, Inc.                       39,600    5,051,475
-----------------------------------------------------------------------
IMC Mortgage Co.(a)                                 62,000      736,250
-----------------------------------------------------------------------
MBNA Corp.                                         103,988    2,840,159
-----------------------------------------------------------------------
Money Store, Inc. (The)                             40,000      840,000
-----------------------------------------------------------------------
Providian Financial Corp.                           20,000      903,750
-----------------------------------------------------------------------
SLM Holding Corp.                                   17,500    2,434,688
-----------------------------------------------------------------------
                                                             17,534,932
-----------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.94%

Cardinal Health, Inc.                               43,025    3,232,253
-----------------------------------------------------------------------
McKesson Corp.                                      15,600    1,687,725
-----------------------------------------------------------------------
                                                              4,919,978
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.84%

American Power Conversion Corp.(a)                  49,800    1,176,525
-----------------------------------------------------------------------
Avid Technology, Inc.(a)                            18,700      500,225
-----------------------------------------------------------------------
AVX Corp.                                           39,300      724,594
-----------------------------------------------------------------------
Berg Electronics Corp.(a)                           27,200      618,800
-----------------------------------------------------------------------
Black Box Corp.(a)                                  19,400      686,275
-----------------------------------------------------------------------
HADCO Corp.(a)                                      17,500      791,875
-----------------------------------------------------------------------
Kemet Corp.(a)                                      39,000      755,625
-----------------------------------------------------------------------
Molex, Inc.                                          4,300      138,138
-----------------------------------------------------------------------
Molex, Inc.-Class A                                 13,133      377,552
-----------------------------------------------------------------------
Sanmina Corp.(a)                                    25,000    1,693,750
-----------------------------------------------------------------------
Sawtek Inc.(a)                                      14,900      392,988
-----------------------------------------------------------------------
SCI Systems, Inc.(a)                                92,400    4,025,175
-----------------------------------------------------------------------
Solectron Corp.(a)                                  39,200    1,629,250
-----------------------------------------------------------------------
Symbol Technologies, Inc.                           35,000    1,321,250
-----------------------------------------------------------------------
                                                             14,832,022
-----------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.82%

Arrow Electronics, Inc.(a)                           50,400 $  1,634,850
------------------------------------------------------------------------
Avnet, Inc.                                          28,100    1,854,600
------------------------------------------------------------------------
Kent Electronics Corp.(a)                            31,600      793,950
------------------------------------------------------------------------
                                                               4,283,400
------------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.79%

Methode Electronics, Inc.-Class A                    39,450      641,063
------------------------------------------------------------------------
Perkin-Elmer Corp.                                   36,200    2,572,463
------------------------------------------------------------------------
Tektronix, Inc.                                      23,100      916,781
------------------------------------------------------------------------
                                                               4,130,307
------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 5.72%

Altera Corp.(a)                                      69,000    2,285,625
------------------------------------------------------------------------
ANADIGICS, Inc.(a)                                   25,000      753,125
------------------------------------------------------------------------
Analog Devices, Inc.(a)                              64,700    1,791,381
------------------------------------------------------------------------
ASM Lithography Holding N.V. (Netherlands)(a)        11,600      783,000
------------------------------------------------------------------------
Atmel Corp.(a)                                       74,400    1,381,050
------------------------------------------------------------------------
Burr-Brown Corp.(a)                                  27,700      889,863
------------------------------------------------------------------------
Dallas Semiconductor Corp.                           38,400    1,564,800
------------------------------------------------------------------------
Intel Corp.                                          18,800    1,320,700
------------------------------------------------------------------------
Lattice Semiconductor Corp.(a)                       32,400    1,534,950
------------------------------------------------------------------------
Linear Technology Corp.                              45,100    2,598,888
------------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                  137,800    4,754,100
------------------------------------------------------------------------
Microchip Technology, Inc.(a)                       107,500    3,225,000
------------------------------------------------------------------------
National Semiconductor Corp.(a)                     103,000    2,671,563
------------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                  25,000      775,000
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
 (Taiwan)(a)                                         19,000      345,563
------------------------------------------------------------------------
Texas Instruments, Inc.                              20,000      900,000
------------------------------------------------------------------------
Unitrode Corp.(a)                                    14,000      301,000
------------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                       18,000      679,500
------------------------------------------------------------------------
Xilinx, Inc.(a)                                      38,000    1,332,375
------------------------------------------------------------------------
                                                              29,887,483
------------------------------------------------------------------------

ENTERTAINMENT - 0.20%

Regal Cinemas, Inc.(a)                               37,500    1,045,313
------------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 1.41%

Applied Materials, Inc.(a)                           35,700    1,075,463
------------------------------------------------------------------------
BMC Industries, Inc.                                  5,000       80,625
------------------------------------------------------------------------
Etec Systems, Inc.(a)                                10,000      465,000
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                  47,600    1,838,550
------------------------------------------------------------------------
Lam Research Corp.(a)                                52,700    1,541,475
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                            41,000    1,324,813
------------------------------------------------------------------------
Teradyne, Inc.(a)                                    33,000    1,056,000
------------------------------------------------------------------------
                                                               7,381,926
------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.36%

MGIC Investment Corp.                                78,000    5,187,000
------------------------------------------------------------------------
Newcourt Credit Group, Inc. (Canada)                  9,900      330,413
------------------------------------------------------------------------
SunAmerica, Inc.                                     37,500    1,603,125
------------------------------------------------------------------------
                                                               7,120,538
------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                             MARKET
                                                 SHARES      VALUE
FOOTWEAR - 0.26%

Adidas A.G. (Germany)                               4,000 $    526,070
----------------------------------------------------------------------
Wolverine World Wide, Inc.                         37,900      857,488
----------------------------------------------------------------------
                                                             1,383,558
----------------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES - 0.20%

International Game Technology                      26,700      674,175
----------------------------------------------------------------------
MGM Grand, Inc.(a)                                 10,000      360,625
----------------------------------------------------------------------
                                                             1,034,800
----------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.29%

Alpharma, Inc.                                     12,750      277,313
----------------------------------------------------------------------
Biovail Corporation International (Canada)(a)      10,000      390,625
----------------------------------------------------------------------
Columbia Laboratories, Inc.(a)                     20,000      317,500
----------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)                      32,300    1,481,763
----------------------------------------------------------------------
Elan Corp. PLC-ADR (Ireland)(a)                    64,200    3,286,238
----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       21,200    1,045,425
----------------------------------------------------------------------
Jones Medical Industries, Inc.                     47,500    1,816,875
----------------------------------------------------------------------
Mylan Laboratories, Inc.                           60,300    1,262,531
----------------------------------------------------------------------
Parexel International Corp.(a)                     13,300      492,100
----------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    50,000    1,621,875
----------------------------------------------------------------------
                                                            11,992,245
----------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 2.92%

Health Management Associates, Inc.-Class A(a)     201,768    5,094,642
----------------------------------------------------------------------
Quorum Health Group, Inc.(a)                       69,500    1,815,688
----------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         148,465    4,917,903
----------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)         68,400    3,445,650
----------------------------------------------------------------------
                                                            15,273,883
----------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 1.82%

Beverly Enterprises, Inc.(a)                       90,000    1,170,000
----------------------------------------------------------------------
Health Care and Retirement Corp.(a)                70,000    2,817,500
----------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                              199,500    5,536,125
----------------------------------------------------------------------
                                                             9,523,625
----------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 1.20%

American Oncology Resources, Inc.(a)               10,000      160,000
----------------------------------------------------------------------
Concentra Managed Care, Inc.(a)                    41,500    1,400,625
----------------------------------------------------------------------
Express Scripts, Inc.-Class A(a)                   21,800    1,308,000
----------------------------------------------------------------------
HealthCare COMPARE Corp.(a)                        24,100    1,232,113
----------------------------------------------------------------------
PhyCor, Inc.(a)                                    81,300    2,195,100
----------------------------------------------------------------------
                                                             6,295,838
----------------------------------------------------------------------

                                                      MARKET
                                            SHARES    VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.54%

Arterial Vascular Engineering, Inc.(a)       15,200 $  988,000
--------------------------------------------------------------
Biomet, Inc.                                 37,200    953,250
--------------------------------------------------------------
Dentsply International, Inc.                 32,000    976,000
--------------------------------------------------------------
Guidant Corp.                                21,600  1,344,600
--------------------------------------------------------------
Henry Schein, Inc.(a)                        28,485    996,975
--------------------------------------------------------------
Medtronic, Inc.                              33,500  1,752,469
--------------------------------------------------------------
Physician Sales & Service, Inc.(a)           33,000    709,500
--------------------------------------------------------------
Quintiles Transnational Corp.(a)             35,600  1,361,700
--------------------------------------------------------------
Sofamor Danek Group, Inc.(a)                 12,000    780,750
--------------------------------------------------------------
Stryker Corp.                                14,200    528,950
--------------------------------------------------------------
Sybron International Corp.(a)                61,800  2,900,738
--------------------------------------------------------------
                                                    13,292,932
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 2.21%

American HomePatient, Inc.(a)                22,050    518,175
--------------------------------------------------------------
Covance, Inc.(a)                             82,525  1,640,184
--------------------------------------------------------------
FPA Medical Management, Inc.(a)              56,600  1,054,175
--------------------------------------------------------------
Lincare Holdings, Inc.(a)                    40,500  2,308,500
--------------------------------------------------------------
Omnicare, Inc.                              143,900  4,460,900
--------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)      15,000    249,375
--------------------------------------------------------------
PharMerica, Inc.(a)                          40,959    424,950
--------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)           31,333    861,658
--------------------------------------------------------------
Transition Systems, Inc.(a)                     600     13,275
--------------------------------------------------------------
                                                    11,531,192
--------------------------------------------------------------

HOMEBUILDING - 0.29%

Clayton Homes, Inc.                          65,000  1,170,000
--------------------------------------------------------------
Oakwood Homes Corp.                          10,100    335,194
--------------------------------------------------------------
                                                     1,505,194
--------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.28%

Leggett & Platt, Inc.                        35,000  1,465,625
--------------------------------------------------------------

HOUSEWARES - 0.05%

Central Garden and Pet Co.(a)                10,000    262,500
--------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.64%

Everest Reinsurance Holdings, Inc.           35,000  1,443,750
--------------------------------------------------------------
Executive Risk Inc.                           4,400    307,175
--------------------------------------------------------------
HCC Insurance Holdings, Inc.                  9,200    195,500
--------------------------------------------------------------
Mercury General Corp.                        25,000  1,381,250
--------------------------------------------------------------
                                                     3,327,675
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.20%

Paine Webber Group Inc.                      30,000  1,036,875
--------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND
6

                                                        MARKET
                                            SHARES      VALUE
INVESTMENT MANAGEMENT - 0.54%

Franklin Resources, Inc.                      11,500 $    999,779
-----------------------------------------------------------------
T. Rowe Price Associates, Inc.                29,000    1,823,375
-----------------------------------------------------------------
                                                        2,823,154
-----------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.64%

Callaway Golf Co.                             16,900      482,706
-----------------------------------------------------------------
GTECH Holdings Corp.(a)                       21,300      680,269
-----------------------------------------------------------------
Harley-Davidson, Inc.                         53,600    1,467,300
-----------------------------------------------------------------
North Face, Inc. (The)(a)                     12,500      275,000
-----------------------------------------------------------------
Speedway Motorsports, Inc.(a)                 17,900      444,144
-----------------------------------------------------------------
                                                        3,349,419
-----------------------------------------------------------------

LODGING (HOTELS) - 0.47%

Choice Hotels International, Inc.(a)          36,000      576,000
-----------------------------------------------------------------
Promus Hotel Corp.(a)                         42,544    1,786,838
-----------------------------------------------------------------
Sunburst Hospitality Corp.(a)                 12,000      118,500
-----------------------------------------------------------------
                                                        2,481,338
-----------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.02%

AMETEK, Inc.                                   9,000      243,000
-----------------------------------------------------------------
Hillenbrand Industries, Inc.                  26,200    1,341,113
-----------------------------------------------------------------
Pentair, Inc.                                 14,500      521,094
-----------------------------------------------------------------
Thermo Electron Corp.(a)                      44,300    1,971,350
-----------------------------------------------------------------
Tyco International Ltd. (Bermuda)             27,936    1,258,866
-----------------------------------------------------------------
                                                        5,335,423
-----------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.74%

Cognex Corp.(a)                               42,500    1,158,125
-----------------------------------------------------------------
Diebold, Inc.                                 32,100    1,625,063
-----------------------------------------------------------------
US Filter Corp.(a)                            36,100    1,080,740
-----------------------------------------------------------------
                                                        3,863,928
-----------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.20%

Herman Miller, Inc.                           14,000      763,875
-----------------------------------------------------------------
HON INDUSTRIES, Inc.                           4,900      289,100
-----------------------------------------------------------------
                                                        1,052,975
-----------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 8.60%

Baker Hughes, Inc.                            38,500    1,679,563
-----------------------------------------------------------------
BJ Services Co.(a)                            43,000    3,093,313
-----------------------------------------------------------------
Camco International, Inc.                     41,500    2,643,031
-----------------------------------------------------------------
Cooper Cameron Corp.(a)                       44,000    2,684,000
-----------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)       30,200      545,488
-----------------------------------------------------------------
Diamond Offshore Drilling, Inc.               37,500    1,804,688
-----------------------------------------------------------------
ENSCO International, Inc.                     42,500    1,423,750
-----------------------------------------------------------------
EVI, Inc.(a)                                  35,600    1,842,300
-----------------------------------------------------------------

                                                        MARKET
                                              SHARES    VALUE
OIL & GAS (DRILLING & EQUIPMENT) - (CONTINUED)

Falcon Drilling Co., Inc.(a)                   59,000 $2,068,688
----------------------------------------------------------------
Global Industries Ltd.(a)                      85,000  1,445,000
----------------------------------------------------------------
Global Marine, Inc.(a)                         27,000    661,500
----------------------------------------------------------------
Halliburton Co.                                19,200    997,200
----------------------------------------------------------------
Input/Output, Inc.(a)                          58,500  1,736,719
----------------------------------------------------------------
Lone Star Technologies, Inc.(a)                27,000    766,125
----------------------------------------------------------------
Marine Drilling Companies, Inc.(a)             64,800  1,344,600
----------------------------------------------------------------
Nabors Industries, Inc.(a)                     57,400  1,804,513
----------------------------------------------------------------
National-Oilwell, Inc.(a)                      36,600  1,251,263
----------------------------------------------------------------
Noble Drilling Corp.(a)                        45,000  1,378,125
----------------------------------------------------------------
Petroleum Geo-Services ASA-ADR (Norway)(a)     15,000    971,250
----------------------------------------------------------------
Precision Drilling Corp. (Canada)(a)           60,000  1,462,500
----------------------------------------------------------------
Pride International, Inc.(a)                   79,500  2,007,375
----------------------------------------------------------------
Rowan Companies, Inc.(a)                       41,000  1,250,500
----------------------------------------------------------------
Santa Fe International Corp.                   14,100    573,694
----------------------------------------------------------------
Smith International, Inc.(a)                   35,300  2,166,538
----------------------------------------------------------------
Transocean Offshore Inc.                       49,000  2,361,188
----------------------------------------------------------------
Varco International, Inc.(a)                  116,600  2,499,613
----------------------------------------------------------------
Veritas DGC, Inc.(a)                           35,800  1,414,100
----------------------------------------------------------------
Weatherford Enterra, Inc.(a)                   25,000  1,093,750
----------------------------------------------------------------
                                                      44,970,374
----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.08%

Apache Corp.                                   30,000  1,051,875
----------------------------------------------------------------
Burlington Resources, Inc.                     29,100  1,304,044
----------------------------------------------------------------
Ocean Energy, Inc.(a)                          26,000  1,282,125
----------------------------------------------------------------
Pioneer Natural Resources Co.                  13,000    376,188
----------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)             80,000    900,000
----------------------------------------------------------------
Stolt Comex Seaway, S.A. (United Kingdom)(a)   15,000    750,000
----------------------------------------------------------------
                                                       5,664,232
----------------------------------------------------------------

PERSONAL CARE - 0.54%

Perrigo Co.(a)                                 75,000  1,003,125
----------------------------------------------------------------
Rexall Sundown, Inc.(a)                        60,200  1,817,288
----------------------------------------------------------------
                                                       2,820,413
----------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.28%

Xerox Corp.                                    19,600  1,446,725
----------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.36%

AES Corp.(a)                                   40,000  1,865,000
----------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                        MARKET
                                            SHARES      VALUE
RESTAURANTS - 1.39%

Apple South, Inc.                             77,800 $  1,021,125
-----------------------------------------------------------------
Applebee's International, Inc.                53,600      968,150
-----------------------------------------------------------------
Brinker International, Inc.(a)                36,600      585,600
-----------------------------------------------------------------
CKE Restaurants, Inc.                         35,900    1,512,288
-----------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.        40,000    1,335,000
-----------------------------------------------------------------
Foodmaker, Inc.(a)                            10,000      150,625
-----------------------------------------------------------------
Outback Steakhouse, Inc.(a)                   21,000      603,750
-----------------------------------------------------------------
Starbucks Corp.(a)                            28,200    1,082,175
-----------------------------------------------------------------
                                                        7,258,713
-----------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.60%

Eagle Hardware & Garden, Inc.(a)              37,500      726,563
-----------------------------------------------------------------
Fastenal Co.                                  14,500      554,625
-----------------------------------------------------------------
Home Depot, Inc.                              10,950      644,681
-----------------------------------------------------------------
Lowe's Companies, Inc.                        25,000    1,192,188
-----------------------------------------------------------------
                                                        3,118,057
-----------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 2.09%

Best Buy Co., Inc.(a)                         36,800    1,357,000
-----------------------------------------------------------------
CHS Electronics, Inc.(a)                      75,000    1,284,375
-----------------------------------------------------------------
CompUSA, Inc.(a)                             116,700    3,617,700
-----------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)                 40,700    1,185,388
-----------------------------------------------------------------
Tech Data Corp.(a)                            89,900    3,494,863
-----------------------------------------------------------------
                                                       10,939,326
-----------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.67%

Kohl's Corp.(a)                               18,400    1,253,500
-----------------------------------------------------------------
Nordstrom, Inc.                               28,100    1,696,538
-----------------------------------------------------------------
Proffitt's, Inc.(a)                           20,200      574,438
-----------------------------------------------------------------
                                                        3,524,476
-----------------------------------------------------------------

RETAIL (DISCOUNTERS) - 1.81%

Consolidated Stores Corp.(a)                  95,162    4,181,180
-----------------------------------------------------------------
Dollar General Corp.                          24,002      870,073
-----------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                   37,650    1,557,769
-----------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                55,750    1,937,313
-----------------------------------------------------------------
Ross Stores, Inc.                             24,600      894,825
-----------------------------------------------------------------
                                                        9,441,160
-----------------------------------------------------------------

RETAIL (DRUG STORES) - 0.68%

CVS Corp.                                      7,773      497,958
-----------------------------------------------------------------
Rite Aid Corp.                                52,280    3,068,183
-----------------------------------------------------------------
                                                        3,566,141
-----------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.92%

American Stores Co.                           11,100      228,244
-----------------------------------------------------------------
Kroger Co.(a)                                103,500    3,823,031
-----------------------------------------------------------------
Quality Food Centers, Inc.(a)                 14,800      991,600
-----------------------------------------------------------------
Safeway, Inc.(a)                              78,700    4,977,775
-----------------------------------------------------------------
                                                       10,020,650
-----------------------------------------------------------------

                                                        MARKET
                                            SHARES      VALUE
RETAIL (GENERAL MERCHANDISE) - 0.88%

Costco Companies, Inc.(a)                     17,400 $    776,475
-----------------------------------------------------------------
Dayton Hudson Corp.                           28,800    1,944,000
-----------------------------------------------------------------
Fred Meyer, Inc.(a)                           51,600    1,876,950
-----------------------------------------------------------------
                                                        4,597,425
-----------------------------------------------------------------

RETAIL (HOME SHOPPING) - 0.78%

CDW Computer Centers, Inc.(a)                 58,500    3,049,313
-----------------------------------------------------------------
Micro Warehouse, Inc.(a)                      72,900    1,016,044
-----------------------------------------------------------------
                                                        4,065,357
-----------------------------------------------------------------

RETAIL (SPECIALTY) - 3.95%

AutoZone, Inc.(a)                             20,000      580,000
-----------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)                    45,500    1,751,750
-----------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)            19,100      250,688
-----------------------------------------------------------------
General Nutrition Companies, Inc.(a)          39,200    1,332,800
-----------------------------------------------------------------
Hollywood Entertainment Corp.(a)              67,800      720,375
-----------------------------------------------------------------
Inacom Corp.(a)                               20,600      578,088
-----------------------------------------------------------------
Michaels Stores, Inc.(a)                      57,500    1,681,875
-----------------------------------------------------------------
Office Depot, Inc.(a)                         84,400    2,020,325
-----------------------------------------------------------------
Petco Animal Supplies, Inc.(a)                25,600      614,400
-----------------------------------------------------------------
Polo Ralph Lauren Corp.(a)                    30,100      731,806
-----------------------------------------------------------------
Staples, Inc.(a)                             135,925    3,771,919
-----------------------------------------------------------------
Tiffany & Co.                                 41,100    1,482,169
-----------------------------------------------------------------
Toys "R" Us, Inc.(a)                          28,400      892,825
-----------------------------------------------------------------
Viking Office Products, Inc.(a)              117,300    2,558,606
-----------------------------------------------------------------
Williams-Sonoma, Inc.(a)                      39,600    1,658,250
-----------------------------------------------------------------
                                                       20,625,876
-----------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.67%

Gap, Inc.                                     49,050    1,738,209
-----------------------------------------------------------------
The TJX Companies, Inc.                       51,500    1,770,313
-----------------------------------------------------------------
                                                        3,508,522
-----------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.16%

Dime Bancorp, Inc.                            27,300      825,825
-----------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.31%

Omnicom Group, Inc.                           38,800    1,644,150
-----------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.27%

Avis Rent A Car, Inc.(a)                      30,000      958,125
-----------------------------------------------------------------
Cendant Corp.(a)                              42,535    1,462,136
-----------------------------------------------------------------
Cerner Corp.(a)                               74,200    1,567,475
-----------------------------------------------------------------
Cintas Corp.                                   8,000      312,000
-----------------------------------------------------------------
Equity Corp. International(a)                 13,800      319,125
-----------------------------------------------------------------
Service Corp. International                  129,000    4,764,931
-----------------------------------------------------------------
Stewart Enterprises, Inc.- Class A            53,750    2,506,094
-----------------------------------------------------------------
                                                       11,889,886
-----------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND
8

                                                           MARKET
                                              SHARES       VALUE
SERVICES (COMPUTER SYSTEMS) - 1.29%

Cambridge Technology Partners, Inc.(a)          17,800 $    740,925
-------------------------------------------------------------------
Gartner Group, Inc.(a)                          70,500    2,626,125
-------------------------------------------------------------------
Shared Medical Systems Corp.                    25,600    1,689,600
-------------------------------------------------------------------
SunGard Data Systems Inc.(a)                    55,200    1,711,200
-------------------------------------------------------------------
                                                          6,767,850
-------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 2.47%

Affiliated Computer Services, Inc.(a)           30,500      802,531
-------------------------------------------------------------------
The BISYS Group, Inc.(a)                        12,000      399,000
-------------------------------------------------------------------
Ceridian Corp.(a)                               25,700    1,177,381
-------------------------------------------------------------------
CSG Systems International, Inc.(a)              27,400    1,096,000
-------------------------------------------------------------------
DST Systems, Inc.(a)                            34,800    1,485,525
-------------------------------------------------------------------
Equifax, Inc.                                   14,000      496,125
-------------------------------------------------------------------
Fiserv, Inc.(a)                                 51,900    2,549,588
-------------------------------------------------------------------
National Data Corp.                             22,500      812,813
-------------------------------------------------------------------
Paychex, Inc.                                   67,350    3,409,594
-------------------------------------------------------------------
PMT Services, Inc.(a)                           50,500      700,688
-------------------------------------------------------------------
                                                         12,929,245
-------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.13%

AccuStaff, Inc.(a)                              29,300      673,900
-------------------------------------------------------------------

SPECIALTY PRINTING - 0.25%

Valassis Communications, Inc.(a)                35,000    1,295,000
-------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.32%

Nokia Oyj A.B.-Class A (Finland)                 4,300      300,553
-------------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Finland)            19,600    1,372,000
-------------------------------------------------------------------
                                                          1,672,553
-------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.44%

Billing Information Concepts(a)                 31,000    1,488,000
-------------------------------------------------------------------
CIENA Corp.(a)                                  39,100    2,389,988
-------------------------------------------------------------------
LCI International, Inc.(a)                     118,600    3,646,950
-------------------------------------------------------------------
                                                          7,524,938
-------------------------------------------------------------------

TELEPHONE - 0.27%

Cincinnati Bell, Inc.                           46,300    1,435,300
-------------------------------------------------------------------

TEXTILES (APPAREL) - 1.52%

Jones Apparel Group, Inc.(a)                    44,900    1,930,700
-------------------------------------------------------------------
Liz Claiborne, Inc.                             41,500    1,735,210
-------------------------------------------------------------------
Nautica Enterprises, Inc.(a)                    51,600    1,199,700
-------------------------------------------------------------------
St. John Knits, Inc.                            26,700    1,068,000
-------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                         57,100    2,005,630
-------------------------------------------------------------------
                                                          7,939,240
-------------------------------------------------------------------

TEXTILES (SPECIALTY) - 0.39%

Unifi, Inc.                                     49,500    2,014,031
-------------------------------------------------------------------
TRUCKS & PARTS - 0.05%
Wabash National Corp.                           10,000      284,375
-------------------------------------------------------------------

                                                        MARKET
                                          SHARES        VALUE
WASTE MANAGEMENT - 1.06%

Thermo Instrument Systems, Inc.(a)           42,125 $  1,450,680
----------------------------------------------------------------
USA Waste Services, Inc.(a)                 104,675    4,108,497
----------------------------------------------------------------
                                                       5,559,177
----------------------------------------------------------------
  Total Common Stocks                                495,129,258
----------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 0.07%

FINANCIAL (DIVERSIFIED) - 0.07%

MGIC Investment Corp.-$3.12 Conv. Pfd.        3,500      388,500
----------------------------------------------------------------

RIGHTS - 0.07%

FINANCIAL (DIVERSIFIED) - 0.07%

Newcourt Credit Group, Inc. (Canada)         11,400      374,775
----------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT
CONVERTIBLE CORPORATE BONDS - 0.14%

COMPUTERS (PERIPHERALS) - 0.14%

EMC Corp., Conv. Sub. Notes, 3.25%,
 03/15/02                               $   550,000      742,363
----------------------------------------------------------------

REPURCHASE AGREEMENTS - 3.67%(b)

Goldman Sachs & Co., 6.53%,
 01/02/98(c)                                509,896      509,896
----------------------------------------------------------------
Smith Barney, Inc., 6.75%,
 01/02/98(d)                             18,650,989   18,650,989
----------------------------------------------------------------
  Total Repurchase Agreements                         19,160,885
----------------------------------------------------------------
TOTAL INVESTMENTS - 98.66%                           515,795,781
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.34%                  6,984,297
----------------------------------------------------------------
NET ASSETS - 100.00%                                $522,780,078
================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Government obligations, 0% to 14% due 01/08/98 to 05/15/21 with a market value at 12/31/97 of
    $918,902,583.
(d) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with a market value at 12/31/97 of
    $408,000,323.

Abbreviations:
ADR- American Depositary Receipt
Conv.- Convertible
Pfd.- Preferred
Sub.- Subordinated

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $404,013,691)          $515,795,781
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            9,116,531
----------------------------------------------------------------------
 Capital stock sold                                            344,734
----------------------------------------------------------------------
 Dividends and interest                                        129,747
----------------------------------------------------------------------
Investment for deferred compensation plan                       19,105
----------------------------------------------------------------------
Organizational costs, net                                          965
----------------------------------------------------------------------
Other assets                                                       970
----------------------------------------------------------------------
  Total assets                                             525,407,833
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,977,594
----------------------------------------------------------------------
 Capital stock reacquired                                      301,121
----------------------------------------------------------------------
 Deferred compensation plan                                     19,105
----------------------------------------------------------------------
Accrued advisory fees                                          287,049
----------------------------------------------------------------------
Accrued directors' fees                                          2,657
----------------------------------------------------------------------
Accrued administrative service fees                              3,404
----------------------------------------------------------------------
Accrued operating expenses                                      36,825
----------------------------------------------------------------------
  Total liabilities                                          2,627,755
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $522,780,078
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                24,031,390
======================================================================
Net asset value, offering and redemption price per share  $      21.75
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $19,940 foreign withholding tax)             $ 1,141,020
---------------------------------------------------------------------------
Interest                                                         3,099,764
---------------------------------------------------------------------------
  Total investment income                                        4,240,784
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                    3,083,708
---------------------------------------------------------------------------
Administrative service fees                                         43,588
---------------------------------------------------------------------------
Custodian fees                                                      85,219
---------------------------------------------------------------------------
Directors' fees and expenses                                        10,814
---------------------------------------------------------------------------
Organizational costs                                                 2,892
---------------------------------------------------------------------------
Other                                                              105,711
---------------------------------------------------------------------------
  Total expenses                                                 3,331,932
---------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (5,157)
---------------------------------------------------------------------------
  Net expenses                                                   3,326,775
---------------------------------------------------------------------------
Net investment income                                              914,009
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:

Investment securities                                           11,600,242
---------------------------------------------------------------------------
Foreign currencies                                                  (1,983)
---------------------------------------------------------------------------
Futures contracts                                                4,557,682
---------------------------------------------------------------------------
                                                                16,155,941
---------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

Investment securities                                           36,215,593
---------------------------------------------------------------------------
Futures contracts                                                 (261,890)
---------------------------------------------------------------------------
                                                                35,953,703
---------------------------------------------------------------------------
Net gain on investment securities, foreign currencies and
 futures contracts                                              52,109,644
---------------------------------------------------------------------------
Net increase in net assets resulting from operations           $53,023,653
===========================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND
10

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $    914,009  $    521,505
------------------------------------------------------------------------------
 Net realized gain on sales of investment
  securities, foreign currencies and futures
  contracts                                          16,155,941     6,958,471
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and futures contracts                   35,953,703    36,611,035
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       53,023,653    44,091,011
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (536,874)     (546,109)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                               (6,902,664)           --
------------------------------------------------------------------------------
Net increase from capital stock transactions        107,132,798   114,365,840
------------------------------------------------------------------------------
   Net increase in net assets                       152,716,913   157,910,742
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  370,063,165   212,152,423
------------------------------------------------------------------------------
 End of year                                       $522,780,078  $370,063,165
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $394,408,721  $287,275,923
------------------------------------------------------------------------------
 Undistributed net investment income                    876,543       491,407
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies and futures
  contracts                                          15,712,724     6,467,448
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and futures contracts                             111,782,090    75,828,387
------------------------------------------------------------------------------
                                                   $522,780,078  $370,063,165
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Appreciation Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are

                      AIM V.I. CAPITAL APPRECIATION FUND
   determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997, undistributed net investment income was increased by $8,001 and undistributed net realized gains decreased by $8,001 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company AIM, with respect to the Fund, the Company has agreed to reimburse certain costs incurred in providing accounting services to the Fund.
During the year ended December 31, 1997, AIM was reimbursed $43,588 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $5,296 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $1,946 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $3,211 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $5,157 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1997 was $405,928,809 and $281,447,431, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $131,285,959
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (20,124,306)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $111,161,653
===========================================================================

 Cost of investments for tax purposes is $404,634,128.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  -----------------------
                             SHARES       AMOUNT      SHARES       AMOUNT
                           ----------  ------------  ---------  ------------
Sold                        9,656,144  $202,278,514  7,080,357  $129,652,839
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                357,327     7,439,538     28,864       546,109
-----------------------------------------------------------------------------
Reacquired                 (5,025,910) (102,585,254)  (887,800)  (15,833,108)
-----------------------------------------------------------------------------
                            4,987,561  $107,132,798  6,221,421  $114,365,840
=============================================================================

                      AIM V.I. CAPITAL APPRECIATION FUND
12

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                 DECEMBER 31,                      JANUARY 31,
                          ----------------------------------     -----------------
                            1997            1996      1995        1995      1994
                          --------        --------  --------     -------   -------
Net asset value,
 beginning of period      $  19.43        $  16.55  $  12.05     $ 12.58   $ 10.00
----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.03            0.02      0.04        0.05        --
----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                2.58            2.89      4.46       (0.54)     2.59
----------------------------------------------------------------------------------
   Total from investment
    operations                2.61            2.91      4.50       (0.49)     2.59
----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.02)          (0.03)       --       (0.04)    (0.01)
----------------------------------------------------------------------------------
  Dividends from net
   realized gains            (0.27)             --        --          --        --
----------------------------------------------------------------------------------
   Total distributions       (0.29)          (0.03)       --       (0.04)    (0.01)
----------------------------------------------------------------------------------
Net asset value, end of
 period                   $  21.75        $  19.43  $  16.55     $ 12.05   $ 12.58
==================================================================================
Total return(a)              13.51%          17.58%    37.38%      (3.91)%   25.90%
==================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $522,642        $370,063  $212,152     $88,177   $35,354
==================================================================================
Ratio of expenses to
 average net assets           0.68%(b)(c)     0.73%     0.75%(d)    0.84%     1.06%(d)
==================================================================================
Ratio of net investment
 income to average net
 assets                       0.18%(b)        0.18%     0.39%(d)    0.46%     0.07%(d)
==================================================================================
Portfolio turnover rate         65%             59%       37%         81%       34%
==================================================================================
Average brokerage
 commission rate(e)       $ 0.0577        $ 0.0592       N/A         N/A       N/A
==================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $493,118,049.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       AIM V.I. CAPITAL APPRECIATION FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations), through January 31, 1994 in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                      AIM V.I. CAPITAL APPRECIATION FUND
14

The Managers' Overview

FUND POSTS SOLID RETURNS

A roundtable discussion with the Fund management team for AIM V.I. Diversified
Income Fund about the fiscal year ended December 31, 1997.
------------------------------------------------------------------------------------------------------------------------------------
Q. IT WAS GENERALLY A GOOD YEAR FOR              Domestic investment-grade bonds were     PERFORMANCE?
BONDS.  HOW DID THE FUND PERFORM?            also given a boost by the agreement in the   A.  The main factor was the strength of
A. Your Fund's diversified investment        summer to balance the federal budget and     the U.S. dollar relative to other major
strategy enabled it to post solid returns.   by the turmoil that hit work stock mar-      currencies, which diminished returns
For the year ended December 31, 1997,        kets in October. Investors shifted more      for U.S. investors in foreign bonds. The
the Fund's total return was 9.39%. That      assets into bonds after global stock mar-    Fund mitigated the effect of a strong dol-
bested the 9.02% total return for the        kets plunged.                                lar by selectively hedging some of its
Lipper General Bond Fund Index.                                                           currency exposure.
                                             Q.  HOW DID HEALTHY ECONOMIC                   Still, there were some bright spots for
Q. HOW DID YOU MANAGE THE FUND?              GROWTH AFFECT HIGH-YIELD BONDS?              foreign bond investors. Markets we found
A. We continued to invest in the three       A.  High-yield bonds were the top-per-       particularly attractive included the
major sectors of the bond market: domes-     forming segment of the portfolio primarily   United Kingdom (UK), Canada, and Sweden.
tic investment-grade bonds, high-yield       because of the robust economy in 1997.       In the UK, for example, the bond market
securities, and foreign bonds. These three   While healthy economic growth can lead       benefited from a healthy domestic economy
types of bonds tend to react differently to  to inflation, which is usually detrimental   and the relative strength of the pound.
economic and market trends. Diversifying     to most types of bonds, inflation was
the portfolio in this manner can reduce      minimal last year. Moreover, when busi-      Q. HOW DID THE CURRENCY DEVALUA-
the risk associated with investing in one    ness conditions and cash flows are favor-    TIONS IN SOUTHEAST ASIA AND THE
class of bonds. Moreover, it can also        able, as they were in 1997, corporate        SUBSEQUENT STOCK MARKET TUMBLE
enhance total return as it allows the Fund   issuers of high-yield bonds can generally    OF OCTOBER 1997 AFFECT BONDS?
to take advantage of a rally in more than    experience credit quality improvement        A. When global stock markets plunged on
one segment of the bond market.              with upgrade potential.                      October 27, domestic investment-grade
   At the end of the year, the Fund's assets                                              bonds, particularly U.S. Treasury securi-
included the following: domestic invest-     Q. IT WAS A DIFFICULT YEAR FOR               ties, were among the chief beneficiaries.
ment-grade bonds, 28.69%; high-yield         FOREIGN BONDS. WHAT WERE SOME                The yield on the benchmark 30-year U.S.
bonds, 27.64%; and foreign bonds,            OF THE FACTORS AFFECTING THEIR               Treasury bond, which was as high as
37.04%.

Q. WHAT WAS BEHIND THE STRONG
PERFORMANCE OF DOMESTIC INVEST-              TOP FIVE BOND HOLDINGS
MENT-GRADE BONDS?                            As of 12/31/97, based on total net assets
A. The low-inflation, falling-interest-rate                                   COUPON       MATURITY       % OF TOTAL NET ASSETS
environment in the U.S. in 1997 provided     1. LKB Global                     6.00%       01/2006                1.94%
nearly an ideal climate for domestic in-
vestment-grade bonds. For the 12-month       2. United Kingdom Treasury        7.25        03/1998                1.84
period ended December 31, consumer
prices rose just 1.7%, the smallest in-      3. Union Carbide Corp.            6.79        06/2025                1.73
crease in 11 years. After raising interest
rates in March, the Federal Reserve Board    4. ConAgra, Inc.                  7.125       10/2026                1.55
(the Fed) left monetary policy unchanged
for the remainder of 1997. Borrowing         5. New Zealand Government        10.00        03/2002                1.28
costs actually declined as the year pro-
gressed as it became increasingly evident    Please keep in mind that the Fund's portfolio is subject to change and there is no
that inflation was not a serious threat.     assurance the Fund will continue to hold any particular security.




                       AIM V.I. DIVERSIFIED INCOME FUND

7.17% in April, ended the year at 5.92%          than transitory fluctuations in the markets.
as the prices of government issues appre-
ciated in the wake of worldwide stock-           AVERAGE ANNUAL TOTAL RETURNS
market volatility. Domestic investment-grade     As of 12/31/97
corporate and high-yield bonds initially         1 Year                 9.39%
experienced some weakness when world             Inception (5/5/93)     8.22
stock markets plunged, but rebounded as
confidence recovered.
  Among foreign bonds, the most ad-
versely affected class was emerging mar-         GROWTH OF A $10,000 INVESTMENT
ket debt. This was of little consequence
for the Fund because it invests primarily        From 5/5/93 - 12/31/97
in developed markets and had little expo-
sure in Asia at the end of the year.                      AIM V.I. DIVERSIFIED     LEHMAN BROTHERS
                                                              INCOME FUND        AGGREGATE BOND INDEX
Q. HOW WAS THE FUND STRUCTURED                   5/5/93         $10,000                 $10,000
AT THE END OF THE YEAR?                          7/31/93         10,240                  10,252
A. The weighted average maturity of the          10/31/93        10,622                  10,499
portfolio was 11.34 years and its duration       1/31/94         10,833                  10,607
was 6.50 years. The Fund had an average          4/30/94         10,165                  10,084
portfolio quality rating of A as measured        7/31/94         10,176                  10,261
by Standard & Poor's Corporation (S&P)           10/31/94        10,230                  10,113
and Moody's Investor Service (Moody's),          1/31/95         10,146                  10,361
two widely known credit rating agencies.         4/30/95         10,794                  10,822
These ratings are historical and are based       7/31/95         11,281                  11,298
on analysis of the credit quality of the         10/31/95        11,733                  11,696
individual securities in the Fund's portfolio.   1/31/96         12,054                  12,117
                                                 4/30/96         12,006                  11,756
Q. WHAT IS YOUR MARKET OUTLOOK?                  7/31/96         12,258                  11,922
A. We continue to be optimistic about            10/31/96        12,881                  12,378
domestic investment-grade and high-yield         1/31/97         13,127                  12,511
bonds. In the U.S., the economy is grow-         4/30/97         13,166                  12,589
ing at a healthy pace but without signifi-       7/31/97         13,945                  13,207
cant inflation. If such conditions persist,      10/31/97        14,239                  13,480
the Fed will be less likely to raise interest    12/31/97        14,444                  13,679
rates. Moreover, the continuing problems         Past performance cannot guarantee comparable future results.
in Asia could slow economic growth and
add fuel to the strong rally in the domestic
investment-grade bond market.
   Foreign bonds should benefit from the
low inflation environment, the corporate
restructurings, and the government cost-
cutting measures taking place in most of
the developed countries where we invest.         The performance figures shown represent the AIM V.I. Diversified Income Fund and
The strength of the U.S. dollar relative to      are not intended to reflect actual annuity values, and do not reflect charges at
other major currencies, however, could           the separate account level which, if applied, would lower the performance
continue to affect returns for U.S. inves-       results. The Fund's performance figures are historical and reflect reinvestment
tors in foreign bonds.                           of all distributions and changes in net asset value. The Fund's investment return
   1997 was one of the more volatile years       and principal value will fluctuate so that Fund shares, when redeemed, may be worth
in recent history in the financial markets,      more or less than their original cost. Source: Towers Data Systems
and that trend could persist over the            HYPO--Registered Trademark--.
coming months. In such an environment,             The Lehman Brothers Aggregate Bond Index is an unmanaged index generally
investors would be well advised to focus         considered representative of treasury, agency, corporate, and mortgage-backed debt
on their long-term financial goals rather        securities. Results shown are for the period 4/30/93 through 12/31/97.
                                                 Source: Lehman Brothers.
                                                   The unmanaged Lipper General Bond Index represents an average of the performance of all general bond funds charted by Lipper Analytical Services, Inc., an independent mutual funds performance monitor.
                                                   An investment cannot be made in any index listed. Index results include reinvested dividends.





                       AIM V.I. DIVERSIFIED INCOME FUND
16

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 65.11%

AGRICULTURAL PRODUCTS - 0.17%

Hines Horticulture, Inc., Series B Sr. Gtd. Sub.
 Notes, 11.75%, 10/15/05                                $   140,000 $   154,700
-------------------------------------------------------------------------------

AIRLINES - 3.05%

Airplanes Pass Through Trust, Sub. Bonds, 10.875%,
 03/15/19                                                   300,000     337,689
-------------------------------------------------------------------------------
America West Airlines, Pass Through Certificates,
 6.86%, 07/02/04                                            882,000     888,632
-------------------------------------------------------------------------------
Delta Air Lines, Inc., Deb., 9.00%,
 05/15/16                                                   825,000     975,488
-------------------------------------------------------------------------------
United Air Lines, Inc., Pass Through Certificates,
 9.56%, 10/19/18                                            425,000     522,640
-------------------------------------------------------------------------------
                                                                      2,724,449
-------------------------------------------------------------------------------

AUTOMOBILES - 0.55%

General Motors Corp., Deb., 8.80%, 03/01/21                 400,000     491,084
-------------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 1.02%

First Union Bancorp, Sub. Deb., 7.50%, 04/15/35             800,000     913,944
-------------------------------------------------------------------------------

BANKS (MONEY CENTER) - 1.55%

Bankers Trust New York Corp., Gtd. Notes, 7.875%,
 02/25/27                                                   600,000     618,579
-------------------------------------------------------------------------------
Deutsche Bank Financial, Gtd. Unsec. Sub. Deb., 6.70%,
 12/13/06                                                   750,000     766,283
-------------------------------------------------------------------------------
                                                                      1,384,862
-------------------------------------------------------------------------------

BANKS (REGIONAL) - 1.51%

Mercantile Bank,
 Sub. Notes, 6.375%, 01/15/04                               300,000     299,106
-------------------------------------------------------------------------------
 Unsec. Sub. Notes, 7.30%, 06/15/07                       1,000,000   1,052,930
-------------------------------------------------------------------------------
                                                                      1,352,036
-------------------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 1.27%

Coca-Cola Enterprises, Inc., Putable Notes, 6.72%,
 06/20/20(b)                                              5,000,000   1,132,650
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.18%

Cablevision Systems Corp., Sr. Notes, 7.875%, 12/15/07      500,000     513,125
-------------------------------------------------------------------------------
Capstar Broadcasting Partners, Sr. Disc. Notes,
 12.75%, 02/01/09(c)                                        490,000     355,250
-------------------------------------------------------------------------------
Comcast Cable Communications, Notes, 8.50%, 05/01/27        500,000     583,750
-------------------------------------------------------------------------------
Diamond Cable Communications PLC (United Kingdom), Sr.
 Yankee Disc. Notes, 10.75%, 02/15/07(c)                  1,160,000     794,600
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
BROADCASTING (TELEVISION, RADIO & CABLE) - (CONTINUED)

EchoStar DBS Corp., Sr. Sec. Gtd. Notes, 12.50%,
 07/01/02                                               $   430,000 $   468,700
-------------------------------------------------------------------------------
Knology Holdings Inc., Units, 11.875%, 10/15/07
 (acquired 11/14/97; cost $310,500)(c)(d)(e)                600,000     327,000
-------------------------------------------------------------------------------
Rifkin Acquisition Partners L.L.P., Sr. Sub. Notes,
 11.125%, 01/15/06                                          100,000     111,000
-------------------------------------------------------------------------------
TCI Communications Inc., Sr. Notes, 8.00%, 08/01/05         850,000     911,081
-------------------------------------------------------------------------------
TeleWest Communications PLC (United Kingdom), Sr.
 Yankee Disc. Deb., 11.00%, 10/01/07(c)                     300,000     234,750
-------------------------------------------------------------------------------
United International Holdings, Inc., Sr. Sec. Disc.
 Notes, 10.53%, 11/15/99(b)                                 400,000     330,000
-------------------------------------------------------------------------------
                                                                      4,629,256
-------------------------------------------------------------------------------

CHEMICALS - 3.70%

Nova Chemicals Ltd. (Canada), Yankee Deb., 7.00%,
 08/15/26                                                   750,000     770,925
-------------------------------------------------------------------------------
Solutia Inc., Bonds, 6.72%, 10/15/37                        750,000     763,148
-------------------------------------------------------------------------------
Sterling Chemicals, Inc., Sr. Unsec. Sub. Notes,
 11.75%, 08/15/06                                           220,000     225,500
-------------------------------------------------------------------------------
Union Carbide Corp., Putable Deb., 6.79%, 06/01/25        1,500,000   1,540,800
-------------------------------------------------------------------------------
                                                                      3,300,373
-------------------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.23%

Foamex International, Inc., Sr. Sub. Notes, 13.50%,
 08/15/05                                                   180,000     206,100
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.11%

Northern Telecom (Canada), Notes, 6.00%, 09/01/03           100,000      99,069
-------------------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.34%

Commemorative Brands, Sr. Sub. Notes, 11.00%, 01/15/07      300,000     302,250
-------------------------------------------------------------------------------

CONSUMER FINANCE - 2.10%

GMAC, Notes, 9.00%, 10/15/02                                750,000     834,510
-------------------------------------------------------------------------------
Household Finance Corp., Notes, 7.125%, 09/01/05          1,000,000   1,038,960
-------------------------------------------------------------------------------
                                                                      1,873,470
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER) - 0.58%

MVE Inc., Sr. Sec. Notes, 12.50%, 02/15/02                  190,000     190,475
-------------------------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes, 11.25%, 04/01/07           300,000     324,750
-------------------------------------------------------------------------------
                                                                        515,225
-------------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.38%

AmeriServ Food Co., Gtd. Sr. Sub. Notes, 10.125%,
 07/15/07                                                   320,000     337,600
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL    MARKET
                                                        AMOUNT(a)    VALUE
ELECTRIC COMPANIES - 0.81%

El Paso Electric Co.,
 Series D Sec. First Mortgage Bonds, 8.90%, 02/01/06   $   500,000 $   553,575
------------------------------------------------------------------------------
 Series E Sec. First Mortgage Bonds, 9.40%, 05/01/11       150,000     169,620
------------------------------------------------------------------------------
                                                                       723,195
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.44%

Electronic Retailing Systems International, Inc., Sr.
 Disc. Notes, 13.25%, 02/01/04(c)                          590,000     395,300
------------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.20%

Advanced Micro Devices, Inc., Sr. Sec. Notes, 11.00%,
 08/01/03                                                  170,000     182,538
------------------------------------------------------------------------------

ENTERTAINMENT - 3.13%

Ascent Entertainment Group, Sr. Discount Notes,
 11.875%, 12/15/04 (acquired 12/17/97-12/18/97; cost
 $339,390)(c)(d)                                           600,000     351,000
------------------------------------------------------------------------------
Time Warner, Inc.,
 Deb., 9.125%, 01/15/13                                    500,000     597,270
------------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                    750,000     823,665
------------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                              500,000     506,925
------------------------------------------------------------------------------
Viacom, Inc., Sr. Notes, 7.75%, 06/01/05                   500,000     513,855
------------------------------------------------------------------------------
                                                                     2,792,715
------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.69%

Associates Corp. of North America, Series B Sr. Deb.,
 7.95%, 02/15/10                                           750,000     839,175
------------------------------------------------------------------------------
Finova Capital Corp., Unsec. Notes, 7.40%, 05/06/06        750,000     790,493
------------------------------------------------------------------------------
U.S. West Capital Funding Inc., Gtd. Notes, 6.95%,
 01/15/37                                                  750,000     775,403
------------------------------------------------------------------------------
                                                                     2,405,071
------------------------------------------------------------------------------

FOODS - 2.03%

ConAgra Inc., Sr. Unsec. Notes, 7.125%, 10/01/26         1,300,000   1,385,332
------------------------------------------------------------------------------
Del Monte Corp./Foods Co., Sr. Unsec. Sub. Notes,
 12.25%, 04/15/07                                          380,000     431,300
------------------------------------------------------------------------------
                                                                     1,816,632
------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.68%

Coast Hotels & Casinos Inc., Series B Sec. First
 Mortgage Gtd. Notes, 13.00%, 12/15/02                     180,000     204,300
------------------------------------------------------------------------------
Venetian Casino Resort LLC, Mortgage Notes, 12.25%,
 11/15/04 (acquired 11/06/97; cost $400,000)(d)            400,000     402,500
------------------------------------------------------------------------------
                                                                       606,800
------------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.86%

Tenet Healthcare Corp., Sr. Notes, 8.00%, 01/15/05         750,000     765,000
------------------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 1.21%

Paragon Health Network, Inc., Sr. Sub Notes, 10.50%,
 11/01/07 (acquired 10/30/97; cost $416,899)(c)(d)         700,000     435,750
------------------------------------------------------------------------------
Sun Healthcare Group, Inc., Sr. Sub. Notes, 9.50%,
 07/01/07 (acquired 07/01/97; cost $617,500)(d)            620,000     641,700
------------------------------------------------------------------------------
                                                                     1,077,450
------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.45%

Alaris Medical Systems, Sr. Unsec. Gtd. Sub. Deb.,
 9.75%, 12/01/06                                        $   300,000 $   316,500
-------------------------------------------------------------------------------
Dade International Inc., Series B Sr. Sub. Notes,
 11.125%, 05/01/06                                           80,000      88,800
-------------------------------------------------------------------------------
                                                                        405,300
-------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.36%

Dynacare Inc. (Canada), Sr. Yankee Notes, 10.75%,
 01/15/06                                                   300,000     317,250
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.46%

Zeta Consumer Products, Sr. Notes, 11.25%, 11/30/07
 (acquired 11/20/97; cost $400,000)(d)                      400,000     409,000
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.99%

Americo Life Inc., Sr. Sub. Notes, 9.25%, 06/01/05           75,000      77,063
-------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.875%, 05/15/23                    750,000     808,005
-------------------------------------------------------------------------------
                                                                        885,068
-------------------------------------------------------------------------------

IRON & STEEL - 0.69%

GS Industries, Inc., Sr. Gtd. Notes, 12.00%, 09/01/04       350,000     384,563
-------------------------------------------------------------------------------
Gulf States Steel Corp., First Mortgage Notes, 13.50%,
 04/15/03                                                   230,000     233,450
-------------------------------------------------------------------------------
                                                                        618,013
-------------------------------------------------------------------------------

LODGING - HOTELS - 1.95%

Booth Creek Ski Holdings, Sr. Notes, 12.50%, 03/15/07       390,000     384,150
-------------------------------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb., 7.375%, 11/15/15               750,000     770,663
-------------------------------------------------------------------------------
John Q. Hammons Hotels Inc., Sec. First Mortgage
 Notes, 9.75%, 10/01/05                                     550,000     585,750
-------------------------------------------------------------------------------
                                                                      1,740,563
-------------------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.49%

Elgin National Industries, Sr. Notes, 11.00%, 11/01/07
 (acquired 11/03/97; cost $320,000)(d)                      320,000     333,600
-------------------------------------------------------------------------------
Fairfield Manufacturing Co., Inc., Sr. Sub. Notes,
 11.375%, 07/01/01                                          100,000     106,000
-------------------------------------------------------------------------------
                                                                        439,600
-------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.82%

MMI Products Inc., Sr. Unsec. Sub. Notes, 11.25%,
 04/15/07                                                   380,000     416,100
-------------------------------------------------------------------------------
Simmons Co., Sr. Sub. Notes, 10.75%, 04/15/06               300,000     318,750
-------------------------------------------------------------------------------
                                                                        734,850
-------------------------------------------------------------------------------

METALS MINING - 0.42%

Rio Algom Ltd. (Canada), Yankee Unsec. Deb., 7.05%,
 11/01/05                                                   370,000     377,337
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND
18

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
NATURAL GAS - 1.98%

Enron Corp.,
 Notes, 6.75%, 08/01/09                                 $   750,000 $   759,052
-------------------------------------------------------------------------------
 Sr. Sub. Deb., 6.75%, 07/01/05                             450,000     453,577
-------------------------------------------------------------------------------
Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                           525,000     559,125
-------------------------------------------------------------------------------
                                                                      1,771,754
-------------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.35%

United Stationer Supply, Sr. Sub. Notes, 12.75%,
 05/01/05                                                   275,000     314,187
-------------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 0.98%

Gulf Canada Resources, Ltd. (Canada), Sr. Yankee
 Unsec. Notes, 8.35%, 08/01/06                              800,000     871,856
-------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.07%

Falcon Drilling Co., Inc., Series B Sr. Notes, 9.75%,
 01/15/01                                                    60,000      63,150
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.89%

Abraxas Petroleum Corp., Series B Sr. Notes, 11.50%,
 11/01/04                                                   125,000     137,500
-------------------------------------------------------------------------------
Centaur Mining & Exploration, Ltd., Co. (Australia),
 Sr. Gtd. Notes, 11.00%, 12/01/07 (acquired 11/24/97;
 cost $550,000)(d)                                          550,000     555,500
-------------------------------------------------------------------------------
Southwest Royalties, Inc., Sr. Gtd. Notes, 10.50%,
 10/15/04 (acquired 10/08/97; cost $482,066)(d)             480,000     477,600
-------------------------------------------------------------------------------
Talisman Energy, Inc. (Canada), Yankee Deb., 7.125%,
 06/01/07                                                   500,000     516,380
-------------------------------------------------------------------------------
                                                                      1,686,980
-------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 1.06%

Indah Kiat Fin Mauritius (Indonesia), Sr. Gtd. Unsec.
 Notes, 10.00%, 07/01/07 (acquired 06/26/97; cost
 $635,821)(d)                                               640,000     534,400
-------------------------------------------------------------------------------
Pindo Deli Pulp & Paper, Gtd. Notes, 10.75%, 10/01/07
 (acquired 10/14/97-10/16/97; cost $473,250)(d)             470,000     406,550
-------------------------------------------------------------------------------
                                                                        940,950
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.32%

Panda Global Energy Co. (China), Sr. Yankee Sec. Gtd.
 Notes, 12.50%, 04/15/04                                    310,000     283,650
-------------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 1.59%

News America Holdings, Inc.,
 Sr. Gtd. Deb., 9.25%, 02/01/13                             750,000     892,282
-------------------------------------------------------------------------------
 Sr. Gtd. Putable Bonds, 7.43%, 10/01/26                    500,000     524,135
-------------------------------------------------------------------------------
                                                                      1,416,417
-------------------------------------------------------------------------------

RAILROAD - 0.77%

Norfolk Southern Corp., Putable Bonds, 7.05%, 05/01/37      650,000     689,006
-------------------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.23%

Loehmann's Holdings, Inc., Sr. Unsec. Notes, 11.875%,
 05/15/03                                                   200,000     208,500
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
RETAIL (FOOD CHAINS) - 0.96%
Great Atlantic & Pacific Tea Co., Inc. (Canada),
 Yankee Gtd. Notes, 7.78%, 11/01/00 (acquired
 10/18/95; cost $500,000)(d)                            $   500,000 $   516,452
-------------------------------------------------------------------------------
Jitney-Jungle Stores of America Inc., Sr. Gtd. Notes,
 12.00%, 03/01/06                                           300,000     341,250
-------------------------------------------------------------------------------
                                                                        857,702
-------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.56%

Big 5 Corp., Sr. Notes, 10.875%, 11/15/07 (acquired
 11/07/97-11/24/97; cost $497,484)(d)                       500,000     500,000
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.80%

CSK Auto Inc., Sr. Gtd. Sub. Deb., 11.00%, 11/01/06         100,000     110,500
-------------------------------------------------------------------------------
Icon Health & Fitness, Series B Sr. Sub. Notes,
 13.00%, 07/15/02                                           150,000     168,375
-------------------------------------------------------------------------------
United Auto Group, Inc., Sr. Sub. Notes, 11.00%,
 07/15/07 (acquired 07/22/97; cost $296,250)(d)             300,000     296,250
-------------------------------------------------------------------------------
Wilson's - The Leather Experts, Inc., Sr. Notes,
 11.25%, 08/15/04 (acquired 08/14/97; cost
 $140,000)(d)                                               140,000     138,600
-------------------------------------------------------------------------------
                                                                        713,725
-------------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.24%

J. Crew Operating Corp., Sr. Sub. Notes, 10.375%,
 10/15/07 (acquired 10/14/97; cost $240,000)(d)             240,000     213,600
-------------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.47%

Sovereign Bancorp, Inc., Sub. Notes, 8.00%, 03/15/03        400,000     421,488
-------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.36%

MDC Communications Corp. (Canada), Sr. Yankee Unsec.
 Sub. Notes, 10.50%, 12/01/06                               300,000     318,750
-------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.59%

Dialog Corp. PLC (United Kingdom), Sr. Sub. Notes,
 11.00%, 11/15/07 (acquired 11/10/97; cost
 $350,000)(d)                                               350,000     364,875
-------------------------------------------------------------------------------
Laidlaw Inc. (Canada), Yankee Deb., 6.65%, 10/01/04         550,000     553,899
-------------------------------------------------------------------------------
Pegasus Shipping Hellas, Co. (Bermuda), Gtd. Sr.
 Mortgage Notes, 11.875%, 11/15/04 (acquired 11/19/97;
 cost $483,000)(d)                                          500,000     497,500
-------------------------------------------------------------------------------
                                                                      1,416,274
-------------------------------------------------------------------------------

SHIPPING - 1.15%

Hutchison Whampoa Ltd. (Cayman Islands), Series D Sr.
 Yankee Gtd. Unsec. Unsub. Deb., 6.988%, 08/01/37
 (acquired 10/02/97; cost $753,008)(d)                      750,000     700,830
-------------------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Yankee Unsec. Notes, 10.50%,
 12/15/05                                                   300,000     327,750
-------------------------------------------------------------------------------
                                                                      1,028,580
-------------------------------------------------------------------------------

SOVEREIGN DEBT - 1.81%

Province of Manitoba (Canada), Yankee Bonds, 7.75%,
 07/17/16                                                   700,000     801,290
-------------------------------------------------------------------------------
Province of Quebec (Canada), Yankee Deb., 6.29%, 03/06/26   800,000     816,920
-------------------------------------------------------------------------------
                                                                      1,618,210
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                          PRINCIPAL    MARKET
                                                          AMOUNT(a)    VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 2.46%

Clearnet Communications Inc. (Canada), Sr. Yankee
 Unsec. Disc. Notes, 14.75%, 12/15/05(c)                 $   110,000 $    88,137
--------------------------------------------------------------------------------
GST Equipment Funding, Sr. Sec. Notes, 13.25%, 05/01/07      300,000     342,750
--------------------------------------------------------------------------------
Nextel Communications, Sr. Disc. Notes, 9.75%, 10/31/07
 (acquired 10/22/97-10/23/97; cost $602,450)(c)(d)         1,000,000     620,000
--------------------------------------------------------------------------------
Orion Network Systems, Inc., Units, 11.25%, 01/15/07(f)      580,000     659,750
--------------------------------------------------------------------------------
Pricellular Wireless Corp., Sr. Notes, 10.75%, 11/01/04      230,000     251,275
--------------------------------------------------------------------------------
Sygnet Wireless Inc., Sr. Unsec. Notes, 11.50%,
 10/01/06                                                    220,000     238,700
--------------------------------------------------------------------------------
                                                                       2,200,612
--------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.80%

Bell Canada, Yankee Deb., 9.50%, 10/15/10 (Canada)           350,000     440,821
--------------------------------------------------------------------------------
Esprit Telecom Group PLC (United Kingdom), Sr. Yankee
 Notes, 11.50%, 12/15/07                                     350,000     362,250
--------------------------------------------------------------------------------
MCI Communications Corp., Putable Sr. Unsec. Deb.,
 7.125%, 06/15/27                                            650,000     680,251
--------------------------------------------------------------------------------
PhoneTel Technologies, Inc., Sr. Unsec. Gtd. Notes,
 12.00%, 12/15/06                                            120,000     125,100
--------------------------------------------------------------------------------
                                                                       1,608,422
--------------------------------------------------------------------------------

TELEPHONE - 0.62%

ESAT Holdings Ltd. (Ireland), Sr. Yankee Notes, 12.50%,
 02/01/07(c)                                                 470,000     338,400
--------------------------------------------------------------------------------
Hermes Europe Railtel BV (Netherlands), Sr. Yankee
 Notes, 11.50%, 08/15/07 (acquired 08/14/97; cost
 $193,238)(d)                                                190,000     211,850
--------------------------------------------------------------------------------
                                                                         550,250
--------------------------------------------------------------------------------

TRUCKERS - 0.80%

AmeriTruck Distribution Corp., Series B Sr. Sub. Notes,
 12.25%, 11/15/05                                            300,000     298,500
--------------------------------------------------------------------------------
Travelcenters of America Inc., Sr. Gtd. Unsec. Sub.
 Deb., 10.25%, 04/01/07                                      400,000     422,000
--------------------------------------------------------------------------------
                                                                         720,500
--------------------------------------------------------------------------------

TRUCKS & PARTS - 0.13%

Blue Bird Body Co., Series B Sr. Sub. Notes, 10.75%,
 11/15/06                                                    110,000     118,800
--------------------------------------------------------------------------------

WASTE MANAGEMENT - 1.70%

Allied Waste Industries, Inc., Sr. Disc. Notes, 11.30%,
 06/01/07 (acquired 05/01/97; cost $516,924)(c)(d)           900,000     636,750
--------------------------------------------------------------------------------
WMX Technologies, Inc., Unsec. Notes, 7.10%, 08/01/26        850,000     879,725
--------------------------------------------------------------------------------
                                                                       1,516,475
--------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Non-Convertible Bonds &
   Notes                                                              58,158,588
--------------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                        AMOUNT(a)     VALUE
NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 9.89%(g)

CANADA - 5.74%

Bank of Montreal (Banks - Money Center), Sub. Deb.,
 7.92%, 07/31/12                                       CAD  850,000 $   670,323
-------------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Telecommunications -
  Cellular/Wireless), Deb., 6.55%, 06/02/08                 750,000     528,320
-------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas - Exploration &
 Production), Deb., 11.00%, 10/31/00                        450,000     352,965
-------------------------------------------------------------------------------
Clearnet Communications Inc. (Telecommunications -
  Cellular/Wireless), Sr. Disc. Notes, 11.75%,
 08/13/07 (acquired 07/31/97-11/04/97; cost
 $630,905)(c)(d)                                          1,500,000     666,527
-------------------------------------------------------------------------------
Microcell Telecommunications (Telecommunications -
  Cellular/Wireless), Sr. Disc. Notes, 11.125%,
 10/15/07 (acquired 10/08/97; cost $424,107)(c)(d)        1,000,000     388,370
-------------------------------------------------------------------------------
NAV Canada (Services - Commercial & Consumer), Bonds,
 7.40%, 06/01/27                                          1,000,000     798,642
-------------------------------------------------------------------------------
Telegobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                            850,000     660,086
-------------------------------------------------------------------------------
Trans-Canada Pipelines (Natural Gas),
 Series Q Deb., 10.625%, 10/20/09                           500,000     475,953
-------------------------------------------------------------------------------
 Unsec. Medium Term Notes, 8.55%, 02/01/06                  280,000     226,819
-------------------------------------------------------------------------------
Westcoast Energy, Inc. (Oil & Gas - Exploration &
 Production), Deb., 6.45%, 12/18/06 (acquired
 12/18/96; cost $369,585)(d)                                500,000     358,770
-------------------------------------------------------------------------------
                                                                      5,126,775
-------------------------------------------------------------------------------

GERMANY - 2.94%

Daimler-Benz A.G. (Automobiles), Gtd. Unsub.
 Eurobonds, 4.125%, 07/05/03                           DEM  570,000     443,580
-------------------------------------------------------------------------------
International Bank for Reconstruction & Development
 (Banks-Money Center), Unsec. Global Bonds, 7.125%,
 04/12/05)(b)                                               725,000     446,324
-------------------------------------------------------------------------------
LKB Global (Financial-Diversified), Gtd. Notes,
 6.00%, 01/25/06                                          3,000,000   1,728,460
-------------------------------------------------------------------------------
                                                                      2,618,364
-------------------------------------------------------------------------------

NEW ZEALAND - 0.32%

International Bank for Reconstruction & Development
 (Banks-Money Center), Sr. Notes, 13.31%, 08/20/07(b)  NZD1,000,000     288,693
-------------------------------------------------------------------------------

UNITED KINGDOM - 0.89%

Sutton Bridge Financial Ltd. (Financial-Diversified),
 Gtd. Eurobonds, 8.625%, 06/30/22 (acquired 05/29/97;
 cost $733,585)(d)                                     GBP  450,000     799,106
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Non-Convertible
   Bonds & Notes                                                      8,832,938
-------------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
 NOTES - 2.42%(g)

FRANCE - 0.32%

Societe Generale (Banks-Money Center), Conv. Deb.,
 3.50%, 01/01/00                                       FRF1,419,000     288,352
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND
20

                                                    PRINCIPAL      MARKET
                                                    AMOUNT(a)      VALUE
JAPAN - 1.13%

Matsushita Electric Industrial Co. Ltd.
 (Electrical Equipment), Conv. Bonds, 1.30%,
 03/29/02                                         JPY 50,000,000 $   475,798
----------------------------------------------------------------------------
Sony Corp. (Electrical Equipment), Conv. Deb.,
 1.40%, 03/31/05                                       8,000,000      90,986
----------------------------------------------------------------------------
Toyota Motor Corp. (Automobiles), Conv. Bonds,
 1.20%, 01/28/98                                      30,000,000     438,845
----------------------------------------------------------------------------
                                                                   1,005,629
----------------------------------------------------------------------------

UNITED KINGDOM - 0.97%

British Airport Authority PLC (Airlines), Conv.
 Bonds, 5.75%, 03/29/06                           GBP    500,000     866,340
----------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible
   Bonds & Notes                                                   2,160,321
----------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
 GOVERNMENT BONDS & NOTES - 15.51%(g)

AUSTRALIA - 0.67%

Queensland Treasury Corp., Gtd. Bonds, 6.50%,
 06/14/05                                         AUD    900,000     600,090
----------------------------------------------------------------------------

CANADA - 2.91%

Canadian Government, Bonds, 7.00%, 12/01/06       CAD  1,000,000     767,454
----------------------------------------------------------------------------
Municipal Finance Authority of British Columbia,
 Unsec. Bonds, 7.75%, 12/01/05                           500,000     393,356
----------------------------------------------------------------------------
Ontario Province
 Sr. Unsec. Unsub. Deb, 6.875%, 09/15/00          GBP    465,000     759,821
----------------------------------------------------------------------------
 Sr. Unsec. Unsub. Global Bonds, 8.00%, 03/11/03  CAD    750,000     581,521
----------------------------------------------------------------------------
Quebec (Province of), Deb., 9.375%, 01/16/23             100,000      95,116
----------------------------------------------------------------------------
                                                                   2,597,268
----------------------------------------------------------------------------

GERMANY - 0.68%

Bundesrepublic Deutschland, Bonds, 6.875%,
 05/12/05                                         DEM  1,000,000     610,962
----------------------------------------------------------------------------

ITALY - 0.35%

Republic of Italy, Conv. Eurobonds, 6.50%,
 06/28/01                                         ITL400,000,000     312,323
----------------------------------------------------------------------------

NEW ZEALAND - 3.08%

Federal National Mortgage Association, Notes,
 7.25%, 06/20/02                                  NZD  1,250,000     710,149
----------------------------------------------------------------------------
New Zealand Government,
 Bonds, 8.00%, 02/15/01                                  750,000     442,479
----------------------------------------------------------------------------
 Bonds, 10.00%, 03/15/02                               1,800,000   1,144,973
----------------------------------------------------------------------------
 Bonds, 8.00%, 04/15/04                                  750,000     454,128
----------------------------------------------------------------------------
                                                                   2,751,729
----------------------------------------------------------------------------

SWEDEN - 2.75%

Swedish Government,
 Bonds, 10.25%, 05/05/03                          SEK  6,000,000     911,044
----------------------------------------------------------------------------
 Bonds, 6.00%, 02/09/05                                6,000,000     762,225
----------------------------------------------------------------------------
 Bonds, 6.50%, 10/25/06                                6,000,000     783,516
----------------------------------------------------------------------------
                                                                   2,456,785
----------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                        AMOUNT(a)     VALUE
UNITED KINGDOM - 5.07%

Federal National Mortgage Association, Sr. Unsec.
 Notes, 6.875%, 06/07/02                               GBP  450,000 $   741,312
-------------------------------------------------------------------------------
United Kingdom Treasury,
 Bonds, 8.00%, 12/07/00                                     400,000     679,729
-------------------------------------------------------------------------------
 Bonds, 7.50% 12/07/06                                      450,000     795,991
-------------------------------------------------------------------------------
 Gtd. Notes, 7.25%, 03/30/98                              1,000,000   1,643,122
-------------------------------------------------------------------------------
 Gtd. Notes, 7.00%, 11/06/01                                400,000     664,639
-------------------------------------------------------------------------------
                                                                      4,524,793
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated
   Government Bonds & Notes                                          13,853,950
-------------------------------------------------------------------------------
                                                          SHARES
DOMESTIC CONVERTIBLE PREFERRED STOCKS - 2.25%

BANKS (REGIONAL) - 0.60%

Westpac Banking Corp. STRYPES Trust - $3.135 Conv.
 Pfd.                                                        16,000     536,000
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.00%

Time Warner Inc.-Series M, $102.50 PIK Conv. Pfd.                 1       1,154
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.40%

Conseco Inc.-$4.278 Conv. PRIDES                              8,000   1,248,000
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.25%

Citizens Utilities Co.-$2.50 Conv. Pfd.                       4,700     224,425
-------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                         2,009,579
-------------------------------------------------------------------------------

COMMON STOCK - 0.02%

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.02%

Nextel Communications, Inc.                                     743      19,318
-------------------------------------------------------------------------------

WARRANTS - 0.05%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.00%

Wireless One, Inc., expiring 10/19/00(h)                        420           0
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.01%

Electronic Retailing Systems, expiring 01/24/98(h)              590      11,800
-------------------------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES - 0.00%

Boomtown, Inc., expiring 11/01/98 (acquired 11/03/93;
 cost $0)(d)(h)                                                 150           2
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.01%

MVE Inc., expiring 02/15/02(h)                                  190       5,700
-------------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel Corp., expiring 04/15/03(h)                   230       1,035
-------------------------------------------------------------------------------

PERSONAL CARE - 0.01%

IHF Capital Inc., expiring 11/14/99 (acquired
 11/04/94-12/07/94; cost $150)(d)(h)                            150       7,575
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                  MARKET
                                                      SHARES      VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.02%

Clearnet Communications Inc. (Canada), expiring
 09/15/05(h)                                                891 $     8,464
---------------------------------------------------------------------------
Orion Network Systems, Inc., expiring 01/15/07(h)           580       8,120
---------------------------------------------------------------------------
                                                                     16,584
---------------------------------------------------------------------------

TELEPHONE - 0.00%

ESAT Holdings Ltd, expiring 02/01/07 (acquired
 06/16/97; cost $0)(d)(h)                                   470       1,763
---------------------------------------------------------------------------
  Total Warrants                                                     44,459
---------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT
U.S. TREASURY SECURITIES - 0.46%

Notes, 6.50%, 05/31/01                              $   400,000     409,740
---------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.69%

Tennessee Valley Authority, Bonds, 5.98%, 04/01/36      600,000     614,082
---------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.08%(i)

Smith Barney, Inc. 6.75%, 01/02/98(j)                   966,742     966,742
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.48%                                       87,069,717
---------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES - 2.52%                             2,248,935
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $89,318,652
===========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Principal amount is in U.S. Dollars, except as indicated by note (g).
(b) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount
(c) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/97 was $11,793,420 which represented 13.20% of the Fund's net assets.
(e) Issued as a unit. This unit includes one Sr. Note plus one warrant to purchase 0.003734 shares of preferred stock.
(f) Issued as a unit. This unit includes one Sr. Note plus warrants to purchase
    0.8463 shares of common stock.
(g) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S.Government obligations, 0% to 13.875%, due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Abbreviations:
AUD   - Australian Dollar      PIK    - Payment in Kind
CAD   - Canadian Dollar        Pfd.   - Preferred
Conv. - Convertible            PRIDES - Preferred Redeemable Increased Dividend
Deb.  - Debenture              Equity Security
DEM   - German Deutschemark    Sec.   - Secured
Disc. - Discounted             SEK    - Swedish Krona
FRF   - French Franc           Sr.    - Senior
GBP   - British Pound Sterling STRYPES- Structured Yield Product Exchangeable
Gtd.  - Guaranteed             for Stock
ITL   - Italian Lire           Sub.   - Subordinated
JPY   - Japanese Yen           Unsec. - Unsecured
NZD   - New Zealand Dollar     Unsub. - Unsubordinated
                               Wt.    - Warrants

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND
22

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value  (cost $84,751,367)          $87,069,717
---------------------------------------------------------------------
Foreign currencies, at market value (cost $72,375)             72,202
---------------------------------------------------------------------
Receivables for:
 Forward currency contracts                                   509,198
---------------------------------------------------------------------
 Capital stock sold                                            75,556
---------------------------------------------------------------------
 Dividends and interest                                     1,662,634
---------------------------------------------------------------------
Investment for deferred compensation plan                      16,957
---------------------------------------------------------------------
Organizational costs, net                                         965
---------------------------------------------------------------------
Other assets                                                      126
---------------------------------------------------------------------
  Total assets                                             89,407,355
---------------------------------------------------------------------

LIABILITIES:

Payable for deferred compensation plan                         16,957
---------------------------------------------------------------------
Accrued advisory fees                                          44,572
---------------------------------------------------------------------
Accrued administrative service fees                             4,150
---------------------------------------------------------------------
Accrued directors' fees                                         2,234
---------------------------------------------------------------------
Accrued operating expenses                                     20,790
---------------------------------------------------------------------
  Total liabilities                                            88,703
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $89,318,652
=====================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                7,914,436
=====================================================================
Net asset value, offering and redemption price per share  $     11.29
=====================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Interest                                                            $5,682,303
-------------------------------------------------------------------------------
Dividends                                                               64,710
-------------------------------------------------------------------------------
  Total investment income                                            5,747,013
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                          447,539
-------------------------------------------------------------------------------
Administrative services fees                                            48,683
-------------------------------------------------------------------------------
Custodian fees                                                          39,847
-------------------------------------------------------------------------------
Directors' fees and expenses                                             8,076
-------------------------------------------------------------------------------
Organizational costs                                                     2,892
-------------------------------------------------------------------------------
Other                                                                   51,031
-------------------------------------------------------------------------------
  Total expenses                                                       598,068
-------------------------------------------------------------------------------
Less: Expenses paid indirectly                                          (1,513)
-------------------------------------------------------------------------------
  Net expenses                                                         596,555
-------------------------------------------------------------------------------
Net investment income                                                5,150,458
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:

  Investment securities                                                676,109
-------------------------------------------------------------------------------
  Foreign currencies                                                  (439,310)
-------------------------------------------------------------------------------
  Forward currency contracts                                           838,669
-------------------------------------------------------------------------------
                                                                     1,075,468
-------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

  Investment securities                                                282,391
-------------------------------------------------------------------------------
  Foreign currencies                                                    (9,268)
-------------------------------------------------------------------------------
  Forward currency contracts                                           422,581
-------------------------------------------------------------------------------
                                                                       695,704
-------------------------------------------------------------------------------
  Net gain on investment securities, foreign currencies and forward
   currency contracts                                                1,771,172
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $6,921,630
===============================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997         1996
                                                    -----------  -----------
OPERATIONS:

 Net investment income                              $ 5,150,458  $ 3,620,192
-----------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies and forward currency contracts   1,075,468      967,204
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies and forward
  currency contracts                                    695,704      685,218
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                       6,921,630    5,272,614
-----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                 (77,788)  (3,857,482)
-----------------------------------------------------------------------------
Net equalization credits                                     --      905,775
-----------------------------------------------------------------------------
Net increase from capital stock transactions         18,851,039   16,672,719
-----------------------------------------------------------------------------
    Net increase in net assets                       25,694,881   18,993,626
-----------------------------------------------------------------------------

NET ASSETS:

Beginning of year                                    63,623,771   44,630,145
-----------------------------------------------------------------------------
End of year                                         $89,318,652  $63,623,771
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $80,655,246  $59,753,245
-----------------------------------------------------------------------------
 Undistributed net investment income                  4,195,077    1,655,895
-----------------------------------------------------------------------------
 Undistributed net realized gain on investment
  securities, foreign currencies and forward
  currency contracts                                  1,653,803       95,809
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and forward currency contracts   2,814,526    2,118,822
-----------------------------------------------------------------------------
                                                    $89,318,652  $63,623,771
=============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Diversified Income Fund (the "Fund"). The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from

                       AIM V.I. DIVERSIFIED INCOME FUND
24
   an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities as well as corporate bonds and U.S. Government securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Outstanding contracts at December 31, 1997 were as follows:

                    CONTRACT TO
SETTLEMENT     ----------------------              UNREALIZED
  DATE          DELIVER     RECEIVE      VALUE    APPRECIATION
----------     ---------- ----------- ----------- ------------
01/14/98  JPY   5,000,000 $    41,841 $    38,294   $  3,547
01/28/98  DEM   3,350,000   1,894,796   1,865,325     29,471
01/29/98  SEK  19,000,000   2,554,450   2,395,003    159,447
01/30/98  GBP   1,375,000   2,296,800   2,267,448     29,352
02/06/98  JPY  31,000,000     257,903     237,433     20,470
02/18/98  NZD   3,800,000   2,367,400   2,209,406    157,994
02/20/98  DEM   2,400,000   1,402,361   1,338,028     64,333
02/27/98  GBP   1,400,000   2,339,302   2,316,645     22,657
03/05/98  JPY  93,000,000     733,207     712,328     20,879
03/19/98  NZD   1,400,000     814,800     814,585        215
03/31/98  GBP   1,000,000   1,663,250   1,662,417        833
                          ----------- -----------   --------
                          $16,366,110 $15,856,912   $509,198
                                                    ========

D. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund not to amortize premiums on bonds for financial reporting purposes. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net investment income was reduced by $482,526 and undistributed net realized gains increased by $482,526 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Equalization - The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. During the year ended December 31, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization debits of $2,050,962 from undistributed net investment income to paid-in capital. This change has no effect on the net assets, the results of operations or net asset value per share of the Fund.
G. Organizational Costs - Organizational costs of the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of such Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $48,683 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,400 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $290 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $1,223 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,513 during the year ended December 31, 1997.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $61,998,858 and $37,621,437, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $4,207,440
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities  (1,889,813)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $2,317,627
=========================================================================

 Cost of investments for tax purposes is $84,752,090.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        2,860,755  $ 30,505,544   2,366,508  $ 22,865,918
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                  6,908        77,788     377,444     3,857,482
------------------------------------------------------------------------------
Reacquired                 (1,114,698)  (11,732,293) (1,044,208)  (10,050,681)
------------------------------------------------------------------------------
                            1,752,965  $ 18,851,039   1,699,744  $ 16,672,719
==============================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                               DECEMBER 31,                     JANUARY 31,
                          -------------------------------     -----------------
                           1997           1996     1995        1995      1994
                          -------        -------  -------     -------   -------
Net asset value,
 beginning of period      $ 10.33        $ 10.00  $  9.12     $ 10.46   $ 10.00
-----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income      0.73           0.73     0.69        0.76      0.54
-----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)               0.24           0.28     0.94       (1.42)     0.29
-----------------------------------------------------------------------------------
   Total from investment
    operations               0.97           1.01     1.63       (0.66)     0.83
-----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income        (0.01)         (0.68)   (0.75)      (0.68)    (0.35)
-----------------------------------------------------------------------------------
  Distributions from net
   realized capital
   gains                       --             --       --          --     (0.02)
-----------------------------------------------------------------------------------
   Total distributions      (0.01)         (0.68)   (0.75)      (0.68)    (0.37)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 11.29        $ 10.33  $ 10.00     $  9.12   $ 10.46
===================================================================================
Total return(a)              9.39%         10.19%   18.11%      (6.35)%    8.33%
===================================================================================

Ratios/supplemental data:

Net assets, end of
 period (000s omitted)    $89,319        $63,624  $44,630     $25,271   $14,530
===================================================================================
Ratio of expenses to
 average net assets(b)       0.80%(c)(d)    0.86%    0.88%(e)    0.91%     1.05%(e)
===================================================================================
Ratio of net investment
 income to average net
 assets(f)                   6.90%(c)       7.09%    7.65%(e)    8.07%     6.78%(e)
===================================================================================
Portfolio turnover rate        52%            76%      72%        100%       57%
===================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.03% and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(c) Ratios are based on average net assets of $74,589,876.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(e) Annualized.
(f) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.

                       AIM V.I. DIVERSIFIED INCOME FUND
26

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Diversified Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Diversified Income Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                       AIM V.I. DIVERSIFIED INCOME FUND

The Managers' Overview

FOURTH-QUARTER SURGE LEADS
TO IMPRESSIVE RETURNS

A roundtable discussion with the Fund management team for AIM V.I. Global Utilities Fund about the fiscal year ended December 31, 1997.
----------------------------------------------------------------------------------------------------------------------------------
Q. HOW DID AIM V.I. GLOBAL                  the Fund's total investments in the foreign                ----------
UTILITIES FUND PERFORM DURING               sector. We expect that figure to rise as we          The foreign utilities
THE FISCAL YEAR?                            identify more foreign utilities with attrac-
A. We are pleased to report the Fund's      tive earnings, and as more companies                  sector continued to
total return was 21.63%. This was good      around the world go public. The foreign
performance, given the volatility and       utilities sector continued to offer the Fund             offer the Fund
uncertainty experienced in markets world-   the best opportunities for growth. In fact,
wide as a result of the Asian financial     for the first time two foreign holdings,              the best opportunities
crisis.                                     Telecom Italia and PowerGen PLC, fin-
Q. THE DOMESTIC UTILITIES SECTOR            ished the reporting period among the                       for growth.
PERFORMED VERY WELL IN THE FOURTH           portfolio's top 10 holdings.                               ----------
QUARTER OF 1997. WHAT CAUSED
THE OUTSTANDING PERFORMANCE FOR             Q. WAS THE FUND AFFECTED BY THE                tinued to be the Fund's largest overseas
THE SECTOR?                                 FINANCIAL TURMOIL IN ASIA?                     region with almost 20% of the portfolio.
A. The Fund returned 6.45% during the       A. Fortunately, only 1% of the portfolio       European markets were less affected by
fourth quarter of the fiscal year. This     was in Asia, so we were spared much of         the troubles in Asia than other parts of
unusually high three-month return was       the volatility during the last part of the     the world.
caused by the low valuations of domestic    reporting period. However, the portfolio
electric company stocks compared to the     wasn't completely immune to the "Asian         Q. TELECOMMUNICATIONS CONTINUED
rest of the market and by the financial     Flu." About 4% of the portfolio was in         TO BE A MAJOR COMPONENT OF THE
uncertainty in Asia. This combination       Latin America, and those holdings did          FUND'S PORTFOLIO. HOW DID THAT SECTOR
attracted investors to the domestic         experience some turbulance, although it        PERFORM DURING THE FISCAL YEAR?
electric utility sector and proved to be    was not nearly as dramatic. Europe con-        A. The fourth quarter saw a dramatic rise
very beneficial to the Fund.
                                                    PORTFOLIO COMPOSITION
Q. WHAT PERCENTAGE OF THE FUND'S
PORTFOLIO WAS IN DOMESTIC UTILITIES?        As of 12/31/97, based on total net assets
A. We finished the fiscal year with just
over 61% of the Fund's total investments    TOP 10 COMMON STOCK HOLDINGS                        TOP 10 INDUSTRIES
in domestic utilities. Electric power
companies continued to be the Fund's         1. Cincinnati Bell, Inc.            2.60%      1. Electric Companies           24.79%
largest industry weighting at almost 25%     2. El Paso Natural Gas Co.          2.35       2. Telephone                    18.91
of the portfolio. Pinnacle West Capital      3. PowerGen PLC                     2.28       3. Natural Gas                   9.56
Corp., an electric company among the         4. Williams Companies, Inc. (The)   2.24       4. Communications Equipment      4.26
portfolio's top 10 holdings at the end of    5. Pinnacle West Capital Corp.      2.19       5. Real Estate Investment Trust  4.45
the reporting period, provided attractive    6. Ameritech Corp.                  1.86       6. Power Producers (Independent) 4.34
current income for the Fund.                 7. BellSouth Corp.                  1.76       7. Telecommunications
                                             8. FPL Group, Inc.                  1.66          (Long Distance)               3.70
Q. WHAT PERCENTAGE OF THE FUND'S             9. Telecom Italia S.P.A.            1.60       8. Water Utilities               2.31
PORTFOLIO WAS OVERSEAS?                     10. SBC Communications, Inc.         1.49       9. Telecommunications (Cellular/
A. We finished the fiscal year with 29% of                                                     Wireless)                     2.23
                                                                                           10. Manufacturing (Diversified)   1.67

                                            Please keep in mind that the Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.

                         AIM V.I. GLOBAL UTILITIES FUND
28

among the regional Bell telephone com-          tially have the lowest volatility of any stock  AVERAGE ANNUAL TOTAL RETURNS
panies due to their lower valuations when       in any country. Given the global outlook        As of 12/31/97
compared to the market, and the Fund            for stable interest rates and healthy, mod-
participated in their positive perfor-          erate growth in most areas in which the         1 Year                21.63%
mance. Some familiar names in the Fund's        Fund invests, market conditions seem            Inception (5/2/93)    15.15
top 10 holdings at the end of the report-       favorable for utility companies in 1998.
ing period were Cincinnati Bell, Inc.,
Ameritech Corp., BellSouth Corp., and
SBC Communications, Inc.

Q. DISCUSSIONS CONTINUE ABOUT
THE DEREGULATION OF ELECTRIC
UTILITIES IN THE U.S. HOW WOULD
THAT AFFECT THE FUND?
A. Many people believe that electric
utilities deregulation, and the competition       Growth of a $10,000 Investment
that theoretically would come from a free         From 5/2/94-12/31/97
market caused by deregulation, will lead                     AIM V.I. Utilities     S&P 500        Lipper Utilities
to lower bills for consumers. However,                             Fund           Stock Index         Fund Index
there is a lot of debate about whether a          5/2/94          $10,000           $10,000            $10,000
true free market actually can be created          7/31/94           9,920            10,193              9,848
for utilities.                                    10/31/94          9,921            10,581              9,777
   Regardless, the utility sector is a differ-    1/31/95           9,944            10,615              9,938
ent investment option today than it was 15        4/30/95          10,259            11,687             10,241
years ago. The "guaranteed" dividends             7/31/95          11,015            12,847             10,815
that utility companies were expected to           10/31/95         11,626            13,370             11,509
provide to investors are a thing of the           1/31/96          12,441            14,708             12,409
past. Today an electric company may               4/30/96          12,420            15,209             12,171
choose to reinvest that capital in the            7/31/96          12,282            14,962             12,012
company to make it more competitive in            10/31/96         13,138            16,582             12,724
the face of deregulation or use it to buy         1/31/97          14,030            18,579             13,575
back its stock rather than distributing           4/30/97          13,821            19,028             13,313
those dividends to its shareholders.              7/31/97          15,415            22,759             14,723
Future mergers and acquisitions are               10/31/97         15,502            21,906             14,968
likely, and there will be many growth             12/31/97         16,772            23,338             16,761
opportunities.
                                                Past performance cannot guarantee comparable future results.
Q. WHAT IS YOUR MARKET OUTLOOK
FOR UTILITIES IN THE NEAR FUTURE?               The performance figures shown represent the AIM V.I. Global Utilities Fund and are
A. While it may be unrealistic to expect        not intended to reflect actual annuity values, and do not reflect charges at the
continued returns of over 20% for the           separate account level which, if applied, would lower the performance results. The
Fund, we are positive on the utilities          Fund's performance figures are historical and reflect reinvestment of all
sector overall. We anticipate continuing        distributions and changes in the net asset value. The Fund's investment return and
breakthroughs in telecommunications,            principal value will fluctuate so that Fund shares, when redeemed, may be worth
and the prospects in the foreign utilities      more or less than their original cost. Source: Towers Data Systems
markets are enticing as we expect to see        HYPO--Registered Trademark--.
more privatization of government-owned            The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of
electric, gas, and telephone utilities over-    unmanaged securities widely regarded by investors to be representative of the stock seas. U.S. electric utilities also continue to  market in general. The unmanaged Lipper Utilities Fund Index is an average of the
offer attractive opportunities.                 performance of the 30 largest utilities funds tracked by Lipper Analytical Services,
   The new, competitive marketplace             Inc., an independent mutual funds performance monitor.
means utility stocks will see more volatil-        An investment cannot be made in the indexes listed. Index results include
ity. However, we expect utilities to poten-     reinvested dividends.

                         AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                            MARKET
                                                 SHARES     VALUE
DOMESTIC COMMON STOCKS - 44.14%

BROADCASTING (TELEVISION, RADIO, & CABLE) - 0.54%

Univision Communications Inc.(a)                    1,700 $   118,681
---------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.65%

ADC Telecommunications, Inc.(a)                     4,800     200,400
---------------------------------------------------------------------
Excel Switching Corp(a)                               400       7,150
---------------------------------------------------------------------
Lucent Technologies, Inc.                           2,000     159,750
---------------------------------------------------------------------
NEXTLINK Communications, Inc.-Class A(a)            1,100      23,444
---------------------------------------------------------------------
Qwest Communications International Inc.(a)          2,200     130,900
---------------------------------------------------------------------
Tellabs, Inc.(a)                                    1,200      63,450
---------------------------------------------------------------------
                                                              585,094
---------------------------------------------------------------------

ELECTRIC COMPANIES - 14.74%

Allegheny Energy, Inc.                              8,300     269,750
---------------------------------------------------------------------
Carolina Power & Light Co.                          4,400     186,725
---------------------------------------------------------------------
CINergy Corp.                                       4,500     172,406
---------------------------------------------------------------------
DQE, Inc.                                           7,700     270,462
---------------------------------------------------------------------
Edison International                                4,800     130,500
---------------------------------------------------------------------
FPL Group, Inc.                                     6,200     366,963
---------------------------------------------------------------------
IPALCO Enterprises, Inc.                            2,000      83,875
---------------------------------------------------------------------
New Century Energies, Inc.                          4,600     220,513
---------------------------------------------------------------------
New York State Electric & Gas Corp.                 5,000     177,500
---------------------------------------------------------------------
NIPSCO Industries, Inc.                             6,000     296,625
---------------------------------------------------------------------
Pinnacle West Capital Corp.                        11,400     483,075
---------------------------------------------------------------------
Public Service Company of New Mexico                3,600      85,275
---------------------------------------------------------------------
Sierra Pacific Resources                            3,300     123,750
---------------------------------------------------------------------
Southern Co.                                        8,200     212,175
---------------------------------------------------------------------
Teco Energy, Inc.                                   6,200     174,375
---------------------------------------------------------------------
                                                            3,253,969
---------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.45%

Superior TeleCom Inc.(a)                            2,900     100,230
---------------------------------------------------------------------

NATURAL GAS - 7.97%

Coastal Corp. (The)                                 1,400      86,713
---------------------------------------------------------------------
Columbia Gas System, Inc.                           2,000     157,125
---------------------------------------------------------------------
El Paso Natural Gas Co.                             7,800     518,700
---------------------------------------------------------------------
Energen Corp.                                       1,400      55,650
---------------------------------------------------------------------
KN Energy, Inc.                                     2,700     145,800
---------------------------------------------------------------------
Public Service Company of North Carolina, Inc.      3,000      68,625
---------------------------------------------------------------------
Sonat, Inc.                                         5,100     233,325
---------------------------------------------------------------------
Williams Companies, Inc. (The)                     17,400     493,725
---------------------------------------------------------------------
                                                            1,759,663
---------------------------------------------------------------------

                                                               MARKET
                                                      SHARES   VALUE
POWER PRODUCERS (INDEPENDENT) - 1.12%

AES Corp.(a)                                           2,000 $    93,250
------------------------------------------------------------------------
Calenergy, Inc.(a)                                     5,400     155,250
------------------------------------------------------------------------
                                                                 248,500
------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 4.45%

Alexandria Real Estate Equities, Inc.                  2,300      72,594
------------------------------------------------------------------------
Boston Properties, Inc.                                3,100     102,493
------------------------------------------------------------------------
Cali Realty Corp.                                      3,100     127,100
------------------------------------------------------------------------
Captec Net Lease Realty, Inc.                          2,900      49,844
------------------------------------------------------------------------
CCA Prison Realty Trust(a)                             3,000     133,875
------------------------------------------------------------------------
Crescent Real Estate Equities, Co.                     1,600      63,000
------------------------------------------------------------------------
Entertainment Properties Trust(a)                      2,200      42,625
------------------------------------------------------------------------
Golf Trust of America, Inc.                              800      23,200
------------------------------------------------------------------------
Imperial Credit Commercial Mortgage Investment Corp.   2,200      32,175
------------------------------------------------------------------------
Meditrust Corp.                                        1,562      57,208
------------------------------------------------------------------------
Parkway Properties, Inc.                               1,100      37,744
------------------------------------------------------------------------
Patriot American Hospitality, Inc.                     4,199     120,984
------------------------------------------------------------------------
Public Storage, Inc.                                   1,500      44,063
------------------------------------------------------------------------
Starwood Lodging Trust                                 1,300      75,237
------------------------------------------------------------------------
                                                                 982,142
------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.28%

IXC Communications, Inc.(a)                            2,600      81,575
------------------------------------------------------------------------
WinStar Communications, Inc.(a)                        4,500     112,219
------------------------------------------------------------------------
WorldCom, Inc.(a)                                      2,968      89,782
------------------------------------------------------------------------
                                                                 283,576
------------------------------------------------------------------------

TELEPHONE - 10.94%

Ameritech Corp.                                        5,100     410,550
------------------------------------------------------------------------
BellSouth Corp.                                        6,900     388,556
------------------------------------------------------------------------
Century Telephone Enterprises                          5,200     259,025
------------------------------------------------------------------------
Cincinnati Bell, Inc.                                 18,500     573,500
------------------------------------------------------------------------
Electric Lightwave, Inc.-Class A(a)                    6,300      93,712
------------------------------------------------------------------------
GTE Corp.                                              2,600     135,850
------------------------------------------------------------------------
McLeodUSA Inc.-Class A(a)                              2,700      86,400
------------------------------------------------------------------------
SBC Communications, Inc.                               4,500     329,625
------------------------------------------------------------------------
Teleport Communications Group Inc.-Class A(a)          2,500     137,188
------------------------------------------------------------------------
                                                               2,414,406
------------------------------------------------------------------------
  Total Domestic Common Stocks                                 9,746,261
------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 2.60%

INVESTMENT BANKING/BROKERAGE - 0.11%

Salomon Inc.-$3.48 Conv. Pfd.                            400      23,700
------------------------------------------------------------------------

NATURAL GAS - 0.43%

MCN Corp.-$2.013 Conv. Pfd. PRIDES                     2,800      95,900
------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND
30

                                                                     MARKET
                                                          SHARES     VALUE
POWER PRODUCERS (INDEPENDENT) - 1.39%

AES Trust I-$2.69 Conv. Pfd.                                 3,000 $   215,250
------------------------------------------------------------------------------
AES Trust II-$2.75 Conv. Pfd. (Acquired 10/24/97;
 Cost $60,000)(b)                                            1,200      62,550
------------------------------------------------------------------------------
Citizens Utilities Co.-$2.50 Conv. Pfd.                        600      28,650
------------------------------------------------------------------------------
                                                                       306,450
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.67%

WorldCom, Inc.-$2.68 Conv. Pfd.                              1,400     147,000
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                          573,050
------------------------------------------------------------------------------

DOMESTIC NON-CONVERTIBLE PREFERRED STOCKS - 0.30%

ENTERTAINMENT - 0.30%

Time Warner Inc.-Series M, $102.50 PIK Pfd.                     58      65,767
------------------------------------------------------------------------------
  Total Domestic Non-Convertible Preferred Stocks                       65,767
------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 26.97%

ARGENTINA - 0.41%

Central Costanera S.A.-Class B (Electric Companies)         20,700      53,830
------------------------------------------------------------------------------
Telefonica de Argentina S.A.-ADR (Telephone)                 1,000      37,250
------------------------------------------------------------------------------
                                                                        91,080
------------------------------------------------------------------------------

AUSTRALIA - 0.14%

Telstra Corp. Ltd. (Telephone)(a)                           14,380      30,366
------------------------------------------------------------------------------

AUSTRIA - 0.47%

Oesterreichische Elektrizitaetswirtschafts A.G.-Class A
 (Electric Companies)                                          970     102,901
------------------------------------------------------------------------------

BELGIUM - 0.42%

Electrabel S.A. (Electric Companies)                           400      92,521
------------------------------------------------------------------------------

BRAZIL - 1.70%

Centrais Eletricas de Santa Catarina S.A. (Electric
 Companies)                                                 40,000      49,819
------------------------------------------------------------------------------
Compania Paranaense de Energia-Copel (Electric
 Companies)(a)                                               3,100      42,431
------------------------------------------------------------------------------
Eletricidade de Sao Paulo S.A. (Electric Companies)(a)         270      50,804
------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.-Telebras-ADR
 (Telephone)                                                 2,000     232,875
------------------------------------------------------------------------------
                                                                       375,929
------------------------------------------------------------------------------

CANADA - 1.40%

MetroNet Communications Corp.-Class B (Communications
 Equipment)(a)                                               1,800      31,275
------------------------------------------------------------------------------
Philip Services Corp. (Waste Management)(a)                  3,500      50,313
------------------------------------------------------------------------------
TELUS Corp. (Telecommunications-Cellular/Wireless)           4,300      95,385
------------------------------------------------------------------------------
Westcoast Energy Inc. (Natural Gas)                          5,500     126,500
------------------------------------------------------------------------------
Westshore Terminals Inc. (Services-Facilities &
 Environmental)                                              2,200       5,542
------------------------------------------------------------------------------
                                                                       309,015
------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE
CHILE - 1.29%

Cia. de Telecomunicaciones de Chile S.A.-ADR (Telephone)      6,300 $   188,213
-------------------------------------------------------------------------------
Enersis S.A.-ADR (Electric Companies)                         3,300      95,700
-------------------------------------------------------------------------------
                                                                        283,913
-------------------------------------------------------------------------------

DENMARK - 0.22%

Tele Danmark A.S.-ADR (Telephone)                             1,600      49,300
-------------------------------------------------------------------------------

FINLAND - 0.32%

Nokia Oyj A.B.-Class A-ADR (Communications Equipment)         1,000      70,000
-------------------------------------------------------------------------------

GERMANY - 2.20%

RWE A.G. (Electric Companies)                                 2,200     118,010
-------------------------------------------------------------------------------
VEBA A.G. (Manufacturing-Diversified)                         3,435     233,901
-------------------------------------------------------------------------------
Viag A.G. (Manufacturing-Diversified)                           250     134,658
-------------------------------------------------------------------------------
                                                                        486,569
-------------------------------------------------------------------------------

FRANCE - 0.33%

France Telecom S.A.-ADR (Telecommunications-
 Cellular/Wireless)(a)                                        2,000      72,000
-------------------------------------------------------------------------------

HONG KONG - 0.20%

China Telecom Ltd.-ADR (Telecommunications-
 Cellular/Wireless)(a)                                        1,300      43,631
-------------------------------------------------------------------------------

HUNGARY - 0.36%

Magyar Tavkozlesi ADR (Telecommunications-Long
 Distance)(a)                                                 3,100      80,600
-------------------------------------------------------------------------------

INDONESIA - 0.11%

PT Indosat-ADR (Telephone)                                    1,300      25,106
-------------------------------------------------------------------------------

ISRAEL - 0.50%

ECI Telecommunications Ltd. (Communications Equipment)        2,700      68,850
-------------------------------------------------------------------------------
Gilat Communications Ltd. (Communications Equipment)(a)       5,800      42,775
-------------------------------------------------------------------------------
                                                                        111,625
-------------------------------------------------------------------------------

ITALY - 2.40%

Telecom Italia Mobile S.p.A. (Telecommunications-
 Cellular/Wireless)                                          38,025     175,444
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                            55,277     353,598
-------------------------------------------------------------------------------
                                                                        529,042
-------------------------------------------------------------------------------

JAPAN - 0.45%

Nippon Telegraph & Telephone Corp. (Telephone)                   50      42,889
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.-ADR (Telephone)            1,300      56,306
-------------------------------------------------------------------------------
                                                                         99,195
-------------------------------------------------------------------------------

NETHERLANDS - 0.43%

Royal PTT Nederland N.V. (Telephone)                            280      11,682
-------------------------------------------------------------------------------
Royal PTT Nederland N.V.-ADR (Telephone)                      2,000      83,000
-------------------------------------------------------------------------------
                                                                         94,682
-------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                   MARKET
                                                        SHARES     VALUE
NEW ZEALAND - 1.08%

Sky Network Television Ltd. (Broadcasting-Television,
 Radio & Cable)(a)                                         1,700 $    25,500
----------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.-ADR (Telephone)          5,500     213,125
----------------------------------------------------------------------------
                                                                     238,625
----------------------------------------------------------------------------

PERU - 0.37%

Luz Del Sur S.A. (Power Producers-Independent)(a)          1,700      29,325
----------------------------------------------------------------------------
Telefonica del Peru S.A.-ADR (Telephone)(a)                2,200      51,288
----------------------------------------------------------------------------
                                                                      80,613
----------------------------------------------------------------------------

PORTUGAL - 1.27%

Electricidade de Portugal, S.A.-ADR (Electric
 Companies)(a)                                             1,000      38,750
----------------------------------------------------------------------------
Portugal Telecom S.A.-ADR (Telephone)                      4,700     220,900
----------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications-Cellular/Wireless)(a)                   200      21,400
----------------------------------------------------------------------------
                                                                     281,050
----------------------------------------------------------------------------

SPAIN - 1.92%

Autopistas Concesionaria Espanola S.A. (Services-
 Commercial & Consumer)                                    3,900      52,350
----------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                       15,700     206,619
----------------------------------------------------------------------------
Telefonica de Espana-ADR (Telephone)                       1,800     163,913
----------------------------------------------------------------------------
                                                                     422,882
----------------------------------------------------------------------------

SWEDEN - 0.64%

Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                3,800     141,788
----------------------------------------------------------------------------

UNITED KINGDOM - 7.70%

Energy Group PLC (Power Producers-Independent)(a)          2,000      89,250
----------------------------------------------------------------------------
Hyder PLC (Water Utilities)                                4,210      66,930
----------------------------------------------------------------------------
National Grid Group PLC (Electric Companies)              12,134      57,593
----------------------------------------------------------------------------
National Power PLC (Electric Companies)                   22,950     226,152
----------------------------------------------------------------------------
National Power PLC-ADR (Electric Companies)                  900      35,662
----------------------------------------------------------------------------
PowerGen PLC (Electric Companies)                         38,650     502,736
----------------------------------------------------------------------------
PowerGen PLC-ADR (Electric Companies)                      1,100      58,438
----------------------------------------------------------------------------
Scottish Power PLC (Electric Companies)                   15,950     140,932
----------------------------------------------------------------------------
Southern Electric PLC (Electric Companies)                 9,706      80,660
----------------------------------------------------------------------------
United Utilities PLC (Water Utilities)                    14,725     188,632
----------------------------------------------------------------------------
Wessex Water PLC (Water Utilities)                        11,650      98,154
----------------------------------------------------------------------------
Yorkshire Water PLC (Water Utilities)                     19,580     155,962
----------------------------------------------------------------------------
                                                                   1,701,101
----------------------------------------------------------------------------

VENEZUELA - 0.64%

Cia. Anonima Nacional Telefonos de Venezuela
 (Telecommunications-Long Distance)(a)                     3,400     141,525
----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                    5,955,059
----------------------------------------------------------------------------

                                                         PRINCIPAL   MARKET
                                                          AMOUNT     VALUE
DOMESTIC NON-CONVERTIBLE BONDS & NOTES - 6.55%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.48%

Comcast Corp., Sr. Sub. Deb., 9.50%, 01/15/08            $ 100,000 $   106,875
------------------------------------------------------------------------------

CONSUMER FINANCE - 0.38%

GMAC, Notes, 9.00%, 10/15/02                                75,000      83,451
------------------------------------------------------------------------------

ELECTRIC COMPANIES - 0.84%

El Paso Electric Co., Series D Sec. 1st Mortgage Bonds,
 8.90%, 02/01/06                                            75,000      83,036
------------------------------------------------------------------------------
Western Resources Inc., Sr. Notes, 7.125%, 08/01/09        100,000     102,984
------------------------------------------------------------------------------
                                                                       186,020
------------------------------------------------------------------------------

ENTERTAINMENT - 1.26%

Time Warner, Inc.
 Deb., 9.125%, 01/15/13                                    100,000     119,454
------------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                     75,000      82,367
------------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                               75,000      76,039
------------------------------------------------------------------------------
                                                                       277,860
------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.49%

California Energy Co., Notes, 10.25%, 01/15/04             100,000     108,000
------------------------------------------------------------------------------

NATURAL GAS - 0.58%

Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                           75,000      79,875
------------------------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%, 08/15/04                    45,000      48,915
------------------------------------------------------------------------------
                                                                       128,790
------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.48%

Tennessee Gas Pipeline Co., Bonds, 7.00%, 03/15/27         100,000     105,440
------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.29%

AES Corp., Sr. Sub. Notes, 10.25%, 07/15/06                 75,000      81,563
------------------------------------------------------------------------------
Arizona Public Service Co., Deb., 8.00%, 12/30/15           75,000      81,700
------------------------------------------------------------------------------
Indiana Michigan Power, Sec. Lease Obligation Bonds,
 9.82%, 12/07/22                                            93,421     122,242
------------------------------------------------------------------------------
                                                                       285,505
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.75%

AT&T Corp., Sr. Notes, 7.75%, 03/01/07                     150,000     164,414
------------------------------------------------------------------------------
  Total Domestic Non-Convertible Bonds & Notes                       1,446,355
------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND
32

                                                      PRINCIPAL     MARKET
                                                        AMOUNT      VALUE
FOREIGN NON-CONVERTIBLE BONDS & NOTES - 2.25%

CANADA - 2.25%(c)

Bell Canada (Telecommunications-Cellular/Wireless),
 Series EW Deb., 8.80%, 08/17/05                     CAD   50,000 $     41,062
-------------------------------------------------------------------------------
 Unsec. Deb., 10.875, 10/11/04                             50,000       44,131
-------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas-Exploration &
 Production), Deb., 11.00%, 10/31/00                      100,000       78,437
-------------------------------------------------------------------------------
Ontario Hydro (Electric Companies), Global Bonds,
 9.00%, 06/24/02                                          100,000       79,414
-------------------------------------------------------------------------------
Telegobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                          100,000       77,657
-------------------------------------------------------------------------------
Trans-Canada Pipelines (Oil & Gas-Exploration & Production),
 Series Q Deb., 10.625%, 10/20/09                         125,000      118,988
-------------------------------------------------------------------------------
 Unsec. Notes, 8.55%, 02/01/06                             70,000       56,705
-------------------------------------------------------------------------------
  Total Foreign Non-Convertible Bonds & Notes                          496,394
-------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 1.41%

U.S. TREASURY BONDS - 0.71%

7.625%, 02/15/25                                     $    130,000      157,822
-------------------------------------------------------------------------------

U.S. TREASURY NOTES - 0.70%

6.625%, 06/30/01                                          150,000      154,260
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                       312,082
-------------------------------------------------------------------------------
  Total Investments (excluding Repurchase Agreement)                18,594,968
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 17.27%(d)

Smith Barney, Inc., 6.75%, 01/02/98(e)                  3,813,559    3,813,559
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.49%                               22,408,527
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.49%)                               (329,666)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $ 22,078,861
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The market value of this security at 12/31/97 represented 0.28% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in Canadian dollars.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreements. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 at $408,000,323.

Abbreviations:
ADR   - American Depositary Receipt
CAD   - Canadian dollars
Conv. - Convertible
Deb.  - Debentures
Gtd.  - Guaranteed
Pfd.  - Preferred
PIK   - Payment in Kind
PRIDES- Preferred Redeemable Increased Dividend Equity Securities
Sec.  - Secured
Sr.   - Senior
Sub.  - Subordinated
Unsec.- Unsecured

See Notes to Financial Statements.

                        AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $13,970,866)           $18,594,968
---------------------------------------------------------------------
Repurchase agreement (cost $3,813,559)                      3,813,559
---------------------------------------------------------------------
Foreign currencies, at market value (cost $3,234)               3,246
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            67,399
---------------------------------------------------------------------
 Investments sold                                              39,932
---------------------------------------------------------------------
 Dividends and interest                                        91,910
---------------------------------------------------------------------
Investment for deferred compensation plan                      13,684
---------------------------------------------------------------------
  Total assets                                             22,624,698
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        503,055
---------------------------------------------------------------------
 Deferred compensation plan                                    13,684
---------------------------------------------------------------------
Accrued advisory fees                                          11,266
---------------------------------------------------------------------
Accrued directors' fees                                         1,839
---------------------------------------------------------------------
Accrued administrative services fees                            3,629
---------------------------------------------------------------------
Accrued operating expenses                                     12,364
---------------------------------------------------------------------
  Total liabilities                                           545,837
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $22,078,861
=====================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                1,446,729
=====================================================================
Net asset value, offering and redemption price per share       $15.26
=====================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $18,882 foreign withholding tax)                $  376,432
-----------------------------------------------------------------------------
Interest                                                             290,021
-----------------------------------------------------------------------------
 Total investment income                                             666,453
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        106,309
-----------------------------------------------------------------------------
Administrative services fees                                          47,128
-----------------------------------------------------------------------------
Custodian fees                                                        17,887
-----------------------------------------------------------------------------
Directors' fees and expenses                                           7,826
-----------------------------------------------------------------------------
Professional fees                                                     20,236
-----------------------------------------------------------------------------
Other                                                                  8,597
-----------------------------------------------------------------------------
 Total expenses                                                      207,983
-----------------------------------------------------------------------------
Less:Expenses paid indirectly                                           (179)
-----------------------------------------------------------------------------
 Net expenses                                                        207,804
-----------------------------------------------------------------------------
Net investment income                                                458,649
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS:

Net realized gain (loss) from:

 Investment securities                                               181,733
-----------------------------------------------------------------------------
 Foreign currency transactions                                       (16,050)
-----------------------------------------------------------------------------
 Futures contracts                                                    10,462
-----------------------------------------------------------------------------
                                                                     176,145
-----------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

 Investment securities                                             2,780,466
-----------------------------------------------------------------------------
 Foreign currency transactions                                          (759)
-----------------------------------------------------------------------------
                                                                   2,779,707
-----------------------------------------------------------------------------
 Net gain on investment securities, foreign currency transactions
  and futures contracts                                            2,955,852
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations              $3,414,501
=============================================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND
34

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                          1997         1996
                                                       -----------  -----------
OPERATIONS:

 Net investment income                                 $   458,649  $   400,253
--------------------------------------------------------------------------------
 Net realized gain from investment securities, foreign
  currency transactions and futures contracts              176,145       67,729
--------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities
  and foreign currency transactions                      2,779,707      880,598
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   3,414,501    1,348,580
--------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                         --     (410,247)
--------------------------------------------------------------------------------
Distributions from net realized capital gains               (6,795)     (74,178)
--------------------------------------------------------------------------------
Net increase from capital stock transactions             5,095,582    4,317,451
--------------------------------------------------------------------------------
  Net increase in net assets                             8,503,288    5,181,606
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                      13,575,573    8,393,967
--------------------------------------------------------------------------------
 End of year                                           $22,078,861  $13,575,573
================================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)            $16,836,039  $11,740,457
--------------------------------------------------------------------------------
 Undistributed net investment income                       439,576       (3,023)
--------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currency transactions
  and futures contracts                                    179,652       (5,748)
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and
  foreign currency transactions                          4,623,594    1,843,887
--------------------------------------------------------------------------------
                                                       $22,078,861  $13,575,573
================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Global Utilities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such

                         AIM V.I. GLOBAL UTILITIES FUND
   securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net investment income was decreased and undistributed net realized gains increased by $16,050 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $47,128 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,254 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $65 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $114 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $179 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $7,558,487 and $3,982,219, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $4,712,475
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (88,373)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $4,624,102
=========================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                   1997                   1996
                           ---------------------  ---------------------
                            SHARES     AMOUNT      SHARES     AMOUNT
                           --------  -----------  --------  -----------
Sold                        505,614  $ 6,971,987   578,877  $ 6,900,184
------------------------------------------------------------------------
Issued as reinvestment of
 distributions                  459        6,795    39,804      484,425
------------------------------------------------------------------------
Reacquired                 (140,799)  (1,883,200) (258,571)  (3,067,158)
------------------------------------------------------------------------
                            365,274  $ 5,095,582   360,110  $ 4,317,451
========================================================================

                        AIM V.I. GLOBAL UTILITIES FUND
36

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                      DECEMBER 31,
                           ---------------------------------        JANUARY 31,
                            1997           1996        1995            1995
                           -------        -------     ------        -----------
Net asset value,
 beginning of period       $ 12.55         $11.64      $9.69          $10.00
-----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.32           0.40       0.29            0.27
-----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                2.40           0.99       1.98           (0.33)
-----------------------------------------------------------------------------------
  Total from investment
   operations                 2.72           1.39       2.27           (0.06)
-----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --          (0.41)     (0.31)          (0.25)
-----------------------------------------------------------------------------------
  Distributions from net
   realized capital gains    (0.01)         (0.07)     (0.01)             --
-----------------------------------------------------------------------------------
  Total distributions        (0.01)         (0.48)     (0.32)          (0.25)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 15.26         $12.55     $11.64          $ 9.69
===================================================================================
Total return(a)              21.63%         12.07%     23.73%          (0.56)%
===================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $22,079        $13,576     $8,394          $2,958
===================================================================================
Ratio of expenses to
 average net assets           1.28%(b)(c)    1.40%(d)   1.47%(d)(e)     1.31%(e)(f)
===================================================================================
Ratio of net investment
 income to average net
 assets                       2.81%(b)       3.56%(d)   3.76%(d)(e)     4.39%(e)(f)
===================================================================================
Portfolio turnover rate         28%            47%        58%             69%
===================================================================================
Average brokerage
 commission rate paid(g)   $0.0365        $0.0477        N/A             N/A
===================================================================================

(a) Totals returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $16,297,147.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.55%, 3.42%, 2.44% (annualized) and 2.79% (annualized) for 1996 and 1995, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.80% and 2.90%, respectively.
(g) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                         AIM V.I. GLOBAL UTILITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Global Utilities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Global Utilities Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                        AIM V.I. GLOBAL UTILITIES FUND
38

The Manager's Overview

THE FUND PROVIDES ATTRACTIVE
CURRENT INCOME AND RELATIVE STABILITY

A roundtable discussion with the Fund management team for AIM V.I. Government
Securities Fund about the fiscal year ended December 31, 1997.
------------------------------------------------------------------------------------------------------------------------------------
Q. ALTHOUGH FINANCIAL MARKETS WERE        PAST 12 MONTHS?                             first, data showing decreasing
TURBULENT IN 1997, IT WAS A GOOD          A. The largest single investment            inflation in the U.S., and second,
YEAR FOR BONDS. WHAT CONTRIBUTED          category in the Fund's portfolio            money moving from emerging markets
TO THEIR PERFORMANCE?                     is mortgage-backed obligations.             into long-term U.S. Treasury securities.
A. The major factor determining           The mortgage index staged another           The barbell portfolio structure was
Treasury performance was the              very strong performance in 1997,            well suited to this environment.
lowering of inflation expectations.       beating duration-matched Treasuries
Inflation and price data were             by over 1.3%, after outperforming           Q. DO YOU THINK MORTGAGE REFINANCINGS
positive all year, and much of the        in 1996 by over 1%. Despite falling         WILL HAVE A NEGATIVE IMPACT ON FUND
positive performance by bonds             U.S. interest rates, the mortgage-          PERFORMANCE IN COMING MONTHS?
occurred during the second half of        backed obligations sector performed         A. Thus far the impact has been minimal
1997 as it became evident that the        well as prepayments remained tame           for three reasons. First, well over half
Federal Reserve Board (the Fed) was       and volatility declined. Despite            the mortgage-backed securities held by
showing no signs of tightening monetary   the fact that interest rates                the Fund are owned below par, which means
policy. During the fourth quarter,        generally declined during 1997,             we will realize a gain when mortgage
Treasury prices edged higher as all       particularly during the second half         refinancings occur on these securities.
focus was on trouble abroad and its       of the year prepayments were                Second, the last time we saw an
potentially positive effect on            generally muted in 1997. The 30-year        environment like today's was in 1993.
inflation and growth.                     mortgage rate began the year at 7.67%,      At that time it made sense for 75%
                                          gradually fell most of the year, and        of homeowners' existing mortgages to
Q. HOW DID THE FUND DO IN THIS            reached a level of 6.99% by the end         be refinanced. Today, estimates are that
ENVIRONMENT?                              of December.                                it makes sense for only about 30% of
A. The Fund provided an attractive total   Demand from a broader investor base        existing mortgages to be refinanced.
return of 8.16% for the fiscal year.      re-emerge in the mortgage market in         Finally, and even more important, most
                                          1997, another positive contributor to       of the refinancings occurring today will
Q. THE REPORTING PERIOD WAS               performance.                                be of adjustable-rate mortgages taken out
CHARACTERIZED BY LOW INFLATION, LOW        All of this outperformance came in         in 1993, and the Fund does not hold any
INTEREST RATES AND A VOLATILE STOCK       the first half of the year. During          adjustable-rate mortgages.
MARKET. HOW DID THOSE FACTORS             the second half of the year, as              Although we currently do not expect
AFFECT BOND INVESTMENTS?                  expectations of lower inflation and         prepayments to reach 1993 levels, we are
A. News at mid-year that the Consumer     lower interest rates began to be            cautiously monitoring the market as a
Price Index had risen 0.1%-half the       prominent in the market, the Fund           significant further drop in the 10-year
increase expected by analysts,            moved to reduce mortgage exposure           Treasury could ignite a further wave of
combined with a record six                in anticipation of an increase in           homeowners to refinance.
consecutive declines in producer          mortgage prepayments and refinancings.
prices, encouraged the Fed to               The Fund also positioned itself           Q. WAS THERE ANY IMPACT ON THE FUND FROM
avoid tightening monetary policy.         for the continued flattening of the         THE DECLINE IN LONG-TERM INTEREST RATES
Borrowing costs actually declined         yield curve by pursuing a barbell           LATE IN 1997?
slightly during the remainder of          strategy of holding both short- and         A. The Fund was positively affected by the
the year as inflation levels remained     long-dated securities. The benchmark        decline in long-term interest rates.
low. In addition, investors looking       30-year Treasury yield declined 72          Although the Fund maintains an average
for greater diversification amid the      basis points to 5.92%, and the curve        maturity of between three and 10 years,
volatility of the stock market turned     from the two-year Treasury note to          the Fund held a core position of long-
to bonds.                                 the 30-year Treasury bond flattened
                                          49 basis points to end the year at 28
Q. WHAT ADJUSTMENTS DID THE FUND          basis points. (A basis point is one
MAKE IN THE PORTFOLIO OVER THE            one-hundredth of a percentage point.)
                                          Two main factors contributing to the
                                          flattening were:


                                    AIM V.I. GOVERNMENT SECURITIES FUND
                                                                                                                                  39


maturity Treasury securities. Thirty-year                                                              AVERAGE ANNUAL TOTAL RETURNS
securities had a total return of 15.42% for                                                            As of 12/31/97
1997.                                          Growth of a $10,000 Investment                          1 Year                  8.16%
                                               From 5/5/93-12/31/97                                    Inception (5/5/93)      5.35
Q. WHAT IMPORTANCE DOES DIVERSI-
FICATION PLAY IN THE COMPOSITION OF                       AIM V.I. Government      Lehman Brothers
THE FUND'S PORTFOLIO?                                       Securities Fund     Intermediate Government
A. The Fund invests only in debt securities                                           Bond Index
issued, guaranteed or backed by the U.S.       5/5/93          $10,000                 $10,000
government and its agencies. However,          7/31/93          10,150                  10,169
within those parameters, achieving diver-      10/31/93         10,363                  10,184
sification of the Fund's portfolio is a key    1/31/94          10,355                  10,186
to successful performance.                     4/30/94          10,063                   9,979
   The emphasis in the portfolio is to fine    7/31/94           9,922                  10,141
tune the amount allocated to the best-         10/31/94          9,968                  10,175
performing areas in the government mar-        1/31/95           9,969                  10,407
ket, but to maintain a significant alloca-     4/30/95          10,367                  10,885
tion to all sectors of this market.            7/31/95          10,935                  11,051
                                               10/31/95         11,077                  11,384
Q. WHAT IS YOUR OUTLOOK FOR THE                1/31/96          11,520                  11,471
GOVERNMENT BOND MARKET?                        4/30/96          11,293                  11,379
A. 1977 was the year of what Fed Chair-        7/31/96          11,316                  11,543
man Alan Greenspan dubbed "the new             10/31/96         11,497                  12,028
paradigm": strong growth, high produc-         1/31/97          11,784                  12,028
tivity, full employment, and low inflation.    4/30/97          11,736                  12,189
1998 brings new challenges as the market       7/31/97          12,094                  12,472
begins to question whether most of the         10/31/97         12,429                  12,784
good news is behind us and how much            12/31/97         12,745                  12,887
longer this ideal environment can last.
   On the positive side for the bond mar-      Past performance cannot guarantee comparable future results.
ket, the financial difficulties Asian coun-
tries are experiencing is ultimately defla-    The performance figures shown represent the AIM V.I. Government Securities Fund and
tionary, with higher trade deficits and        are not intended to reflect actual annuity values, and do not reflect charges at the
downward pressure on wages, especially         separate account level which, if applied, would lower the performance results. The
in the manufacturing sector. It is too early   Fund's performance figures are historical and reflect reinvestment of all
to tell how big the deflationary impact will   distributions and changes in the net asset value. The Fund's investment return and
be on the U.S.                                 principal value will fluctuate so that Fund shares, when redeemed, may be worth more
   The vastly improved U.S. budget deficit     or less than their original cost. Source: Towers Data Systems HYPO--Registered
is more good news for the market as we         Trademark--.
can expect reduced Treasury supply. On           The Lehman Bros. Intermediate Government Bond Index is an unmanaged composite
the negative side, the unemployment rate       generally considered representative of intermediate U.S. Treasury and U.S. government
is continuing to decline, which tradition-     agency securities. Results shown here are for the period 4/30/93 through 12/31/97.
ally has signaled inflation. At a minimum,     Source: Lipper Analytical Services, Inc.
the effects of Asian developments will not       The unmanaged Lipper Intermediate U.S. Government Funds Index represents an average
be apparent for several months and the         of the performance of the largest government securities funds. It is compiled by
Fed will probably remain prudent in            Lipper Analytical Services, Inc., an independent mutual funds performance monitor.
leaving rates unchanged until the effects        The Salomon Brothers Mortgage Index is the mortgage component of the Salomon
are known.                                     Brothers Broad Investment-Grade Bond Index. It is composed of 30- and 15-year
                                               Government National Mortgage Assn., Federal Home Loan Mortgage Corp., and Federal
                                               National Mortgage Assn. Securities.
                                                 The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.
                                                 An investment cannot be made in any index listed. Index results include reinvested dividends.

                                               PORTFOLIO COMPOSITION

                                               As of 12/31/97, based on total net assets

                                               Cash Equivalents                     5.60%
                                               U.S. Agency Obligations             18.07%
                                               U.S. Treasury Obligations           17.23
                                               Mortgage-backed Obligations         59.10%

                                               BREAKDOWN OF MORTGAGE-BACKED OBLIGATIONS
                                               Federal National Mortgage Assn.     61.02%
                                               Federal Home Loan Mortgage Corp.    22.98
                                               Government National Mortgage Assn.  16.00

                                               Please keep in mind that the Fund's portfolio composition is subject to change and there is no assurance the Fund will
                                               continue to hold any particular security.



                      AIM V.I. GOVERNMENT SECURITIES FUND
40

SCHEDULE OF INVESTMENTS

December 31, 1997

                                      PRINCIPAL   MARKET
                                       AMOUNT     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 77.17%

FEDERAL FARM CREDIT BANK - 0.59%

Medium term notes
 5.96%, 07/14/03                      $ 200,000 $  200,504
----------------------------------------------------------

FEDERAL HOME LOAN BANK BOARD - 7.06%

Debentures
 8.375%, 10/25/99                       150,000    156,620
----------------------------------------------------------
 6.00%, 06/27/00                        250,000    251,220
----------------------------------------------------------
 5.97%, 12/11/00                      1,000,000  1,004,790
----------------------------------------------------------
 7.31%, 07/06/01                        500,000    523,005
----------------------------------------------------------
 8.17%, 12/16/04                        400,000    449,296
----------------------------------------------------------
                                                 2,384,931
----------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC") - 14.03%

Debentures
 6.13%, 08/19/99                        150,000    150,825
----------------------------------------------------------
Pass through certificates
 6.00%, 11/01/08 to 08/01/10            832,849    823,996
----------------------------------------------------------
 6.50%, 12/01/08 to 07/01/23          1,454,590  1,456,294
----------------------------------------------------------
 7.00%, 11/01/10 to 01/01/26          1,778,087  1,809,874
----------------------------------------------------------
 10.50%, 08/01/19                       258,784    284,338
----------------------------------------------------------
 8.50%, 08/01/24                        206,125    216,044
----------------------------------------------------------
                                                 4,741,371
----------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - 41.22%

Debentures
 7.55%, 04/22/02                        400,000    425,244
----------------------------------------------------------
 8.50%, 02/01/05                        500,000    523,305
----------------------------------------------------------
Medium term notes
 7.375%, 03/28/05                       300,000    324,159
----------------------------------------------------------
Pass through certificates
 5.504%, 06/02/99                       500,000    498,795
----------------------------------------------------------
 6.24%, 02/01/06                        490,964    493,498
----------------------------------------------------------
 6.625%, 02/01/07                       664,965    687,940
----------------------------------------------------------
 7.50%, 11/01/09 to 07/01/27          3,774,432  3,873,116
----------------------------------------------------------
 6.50%, 10/01/10 to 06/01/23            582,304    583,737
----------------------------------------------------------
 7.00%, 07/01/11 to 12/01/27          5,671,038  5,742,794
----------------------------------------------------------
 8.50%, 09/01/24                        294,970    309,255
----------------------------------------------------------
STRIPS(a)
 7.37%, 10/09/19                      1,800,000    470,124
----------------------------------------------------------
                                                13,931,967
----------------------------------------------------------

                                            PRINCIPAL   MARKET
                                             AMOUNT     VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") - 9.45%

Pass through certificates
 9.50%, 08/15/03 to 09/15/16                $  90,877 $   98,796
----------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                  175,375    190,075
----------------------------------------------------------------
 11.00%, 10/15/15                              45,876     51,424
----------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                  43,969     48,641
----------------------------------------------------------------
 6.50%, 12/15/23                              463,594    462,579
----------------------------------------------------------------
 8.00%, 07/15/26                            1,263,321  1,312,666
----------------------------------------------------------------
 7.50%, 05/15/27                            1,004,475  1,030,521
----------------------------------------------------------------
                                                       3,194,702
----------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 0.93%

Debentures
 7.30%, 01/31/02                              300,000    315,321
----------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION - 2.38%

Debentures
5.629%, 02/22/99                              500,000    499,670
----------------------------------------------------------------
5.55%, 12/15/99                               150,000    149,393
----------------------------------------------------------------
6.50%, 08/01/02                               150,000    153,732
----------------------------------------------------------------
                                                         802,795
----------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY - 1.51%

Debentures
6.375%, 06/15/05                              500,000    511,605
----------------------------------------------------------------
  Total U.S. Government Agency Securities             26,083,196
----------------------------------------------------------------

U.S. TREASURY SECURITIES - 17.23%

U.S. TREASURY NOTES & BONDS - 16.17%

5.625%, 11/30/99                            1,000,000    999,560
----------------------------------------------------------------
6.125%, 12/31/01                            1,500,000  1,521,030
----------------------------------------------------------------
6.00%, 07/31/02                               300,000    303,360
----------------------------------------------------------------
6.625%, 05/15/07                              500,000    529,475
----------------------------------------------------------------
6.125%, 08/15/07                              500,000    514,010
----------------------------------------------------------------
6.875%, 08/15/25                              500,000    557,695
----------------------------------------------------------------
6.375%, 08/15/27                              500,000    527,670
----------------------------------------------------------------
6.125%, 11/15/27                              500,000    513,895
----------------------------------------------------------------
                                                       5,466,695
----------------------------------------------------------------

U.S. TREASURY STRIPS(a) - 1.06%

6.80%, 11/15/18                             1,250,000    356,675
----------------------------------------------------------------
  Total U.S. Treasury Securities                       5,823,370
----------------------------------------------------------------

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                          PRINCIPAL    MARKET
                                            AMOUNT     VALUE
REPURCHASE AGREEMENT - 4.42%(b)

Goldman, Sachs & Co., 6.53%, 01/02/98(c)  $1,493,291 $ 1,493,291
----------------------------------------------------------------
TOTAL INVESTMENTS - 98.82%                            33,399,857
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.18%                    399,939
----------------------------------------------------------------
NET ASSETS - 100.00%                                 $33,799,796
================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Government obligations, 0% to 14%, due 01/08/98 to 08/15/23 with an aggregate market value at 12/31/97 of $918,902,583.

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND
42

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $32,662,725)           $ 33,399,857
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            173,205
----------------------------------------------------------------------
 Interest                                                      258,350
----------------------------------------------------------------------
Investment for deferred compensation plan                       16,668
----------------------------------------------------------------------
Organizational costs, net                                          967
----------------------------------------------------------------------
Other assets                                                     2,813
----------------------------------------------------------------------
  Total assets                                              33,851,860
----------------------------------------------------------------------

LIABILITIES:

Deferred compensation payable                                   16,668
----------------------------------------------------------------------
Accrued advisory fees                                           14,074
----------------------------------------------------------------------
Accrued directors' fees                                          2,519
----------------------------------------------------------------------
Accrued administrative service fees                              2,920
----------------------------------------------------------------------
Accrued operating expenses                                      15,883
----------------------------------------------------------------------
  Total liabilities                                             52,064
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 33,799,796
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                 3,167,800
======================================================================
Net asset value, offering and redemption price per share        $10.67
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Interest                                                       $1,862,279
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     138,550
--------------------------------------------------------------------------
Administrative services fees                                       37,872
--------------------------------------------------------------------------
Custodian fees                                                     13,275
--------------------------------------------------------------------------
Directors' fees and expenses                                        8,571
--------------------------------------------------------------------------
Professional fees                                                  23,862
--------------------------------------------------------------------------
Organizational costs                                                2,903
--------------------------------------------------------------------------
Other                                                              16,788
--------------------------------------------------------------------------
  Total expenses                                                  241,821
--------------------------------------------------------------------------
Net investment income                                           1,620,458
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES:

Net realized gain (loss) on sales of investment securities       (100,162)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities              728,502
--------------------------------------------------------------------------
 Net gain on investment securities                                628,340
--------------------------------------------------------------------------
Net increase in net assets resulting from operations           $2,248,798
==========================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                      1997         1996
                                                   -----------  -----------
OPERATIONS:

Net investment income                              $ 1,620,458  $ 1,246,854
----------------------------------------------------------------------------
Net realized gain (loss) on sales of investment
 securities                                           (100,162)     (33,180)
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
 investment securities                                 728,502     (626,394)
----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                      2,248,798      587,280
----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (15,600)  (1,251,057)
----------------------------------------------------------------------------
Net equalization credits                                    --      247,547
----------------------------------------------------------------------------
Net increase from capital stock transactions         7,040,082    5,397,355
----------------------------------------------------------------------------
    Net increase in net assets                       9,273,280    4,981,125
----------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  24,526,516   19,545,391
----------------------------------------------------------------------------
 End of year                                       $33,799,796  $24,526,516
============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $31,984,676  $24,348,661
----------------------------------------------------------------------------
 Undistributed net investment income                 1,585,397      653,121
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (507,409)    (483,896)
----------------------------------------------------------------------------
 Unrealized appreciation of investment securities      737,132        8,630
----------------------------------------------------------------------------
                                                   $33,799,796  $24,526,516
============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Government Securities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net realized gain (loss) was increased and undistributed

                      AIM V.I. GOVERNMENT SECURITIES FUND
44
   net investment income decreased by $76,649 as a result of permanent book/tax differences due to the differing book/tax treatment for principal paydown losses on mortgage back securities. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $507,409, which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Equalization - The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. During the year ended December 31, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization debits of $595,933 from undistributed net investment income to paid-in capital. This change has no effect on the net assets, the results of operations or net asset value per share of the Fund.
E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $37,872 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,280 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $24,965,236 and $16,850,495, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $757,075
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (19,943)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $737,132
=======================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 5 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                   1997                   1996
                           ----------------------  --------------------
                            SHARES      AMOUNT      SHARES     AMOUNT
                           ---------  -----------  --------  ----------
Sold                       1,272,288  $13,023,561   872,793  $8,373,957
------------------------------------------------------------------------
Issued as reinvestment of
 distributions                 1,468       15,600   126,754   1,220,637
------------------------------------------------------------------------
Reacquired                  (591,274)  (5,999,079) (435,586) (4,197,239)
------------------------------------------------------------------------
                             682,482  $ 7,040,082   563,961  $5,397,355
========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 6 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                DECEMBER 31,                  JANUARY 31,
                           ----------------------------     -------------------
                            1997        1996     1995        1995        1994
                           -------     -------  -------     -------     -------
Net asset value,
 beginning of period       $  9.87     $ 10.17  $  9.39     $ 10.24     $ 10.00
--------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.59        0.58     0.54        0.53        0.38
--------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                0.22       (0.35)    0.74       (0.88)       0.10
--------------------------------------------------------------------------------------
    Total from investment
     operations               0.81        0.23     1.28       (0.35)       0.48
--------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.01)      (0.53)   (0.50)      (0.50)      (0.24)
--------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 10.67     $  9.87  $ 10.17     $  9.39     $ 10.24
======================================================================================
Total return(a)               8.16%       2.29%   13.84%      (3.42)%      4.78%
======================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $33,800     $24,527  $19,545     $12,887     $10,643
======================================================================================
Ratio of expenses to
 average net assets           0.87%(b)    0.91%    1.19%(c)    0.95%(d)    1.00%(c)(d)
======================================================================================
Ratio of net investment
 income to average net
 assets                       5.85%(b)    5.80%    5.78%(c)    5.51%(e)    4.74%(c)(e)
======================================================================================
Portfolio turnover rate         66%         32%      41%         29%          0%
======================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $27,710,072.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.80% (annualized) for January, 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.35% and 3.94% (annualized) for January, 1995 and 1994, respectively.

                      AIM V.I. GOVERNMENT SECURITIES FUND
46

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                      AIM V.I. GOVERNMENT SECURITIES FUND

The Managers' Overview

DESPITE VOLATILITY, FUND LOGS
SOLID RETURNS

A roundtable discussion with the Fund management team for AIM V.I. Growth Fund about the fiscal year ended December 31, 1997.
-----------------------------------------------------------------------------------------------------------------------------------
Q. HOW DID AIM V.I. GROWTH FUND PERFORM            all of its losses and ended the year             ---------------------
DURING THE FISCAL YEAR?                            below the record high it set in early        The Fund was in good position
A. Despite dramatic fluctuations in the            August.
stock market and a narrow market environment                                                          to take advantage of
favoring large-company stocks, your Fund          Q. HOW DID INVESTORS REACT TO THE UNSTABLE
posted an impressive 26.87% total return          MARKET CONDITIONS?                                  the market sentiment
for the year ended December 31, 1997.             A. For most of the year, investors tended
                                                  to favor the more liquid stocks of larger       favoring large-cap equities.
Q. WHAT WERE THE MAJOR TRENDS IN THE STOCK        companies with more predictable earnings.         ---------------------
MARKET DURING THE YEAR?                           This trend was interrupted in the third
A. Although the Dow Jones Industrial Average      quarter of 1997 when the more reasonably
(DJIA) soared to record heights in 1997, the      priced stocks of smaller companies with     A. With large-company stocks
market experienced two major declines, the        greater earnings potential emerged as the   forming 68% of the portfolio,
first from mid-March to mid-April when the        market leaders.  However, when the problems the Fund was in a good position
industrial average lost nearly 10% of its         in Asia jolted stock markets worldwide,     to take advantage of the market
value. The initial selloff stemmed from           investors again shifted their focus to      sentiment favoring large-cap
concerns that inflation, the product of rapid     large-company stocks.                       equities. Although mid-and
economic growth, might accelerate and erode                                                   small-sized company stocks
corporate profits.  However, inflation remained   Q. HOW DID MARKET TRENDS AFFECT FUND        posted solid gains for the year,
subdued and the market resumed its upward climb   PERFORMANCE?                                large-cap stocks were by far
at the end of April.                                                                          the strongest performers.
     The second and more dramatic of the two      PORTFOLIO COMPOSITION
selloffs occurred from early August to late
October and saw the DJIA lose 13.2% of its value. As of 12/31/97, based on total net
The decline was precipitated by the currency      assets
devaluations in Southeast Asia and culminated on   Top 10 Holdings                            Top 10 Industries
October 27, when the DJIA plunged 7.2% in a        1. Merck & Co., Inc.              1.68%    1. Oil & Gas
single day.                                        2. Microsoft Corp.                1.60        (Drilling & Equipment)     4.80%
                                                   3. International Business                  2. Computer(Software/Services)4.45
Q. WHAT TRIGGERED THE EVENTS OF OCTOBER 27-28,         Machines Corp.                1.49     3. Financial (Diversified)    4.44
1997?                                              4. Chase Manhattan Corp.          1.48     4. Health Care (Drugs-Major
A. The Southeast Asian currency devaluations       5. General Electric Co.           1.32        Pharmaceuticals)           3.67
sparked a major selloff in the Hong Kong           6. Merrill Lynch & Co., Inc.      1.18     5. Health Care (Diversified)  3.33
market with global repercussions. Although         7. Cendant Corp.                  1.12     6. Computer (Hardware)        2.96
the sharp drop in the DJIA was followed by an      8. SLM Holding Corp.              1.07     7. Health Care (Medical
impressive rally on October 28, the stock          9. Service Corp. International    1.05        Products & Supplies)       2.79
market remained extremely volatile for            10. Travelers Group, Inc.          0.99     8. Consumer Finance           2.55
the remainder of the year because of the                                                      9. Banks (Money Center)       2.43
Asian currency situations.  The DJIA was                                                     10. Electrical Equipment       2.31
unable to recoup

                                                      Please keep in mind that the Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.



                              AIM V.I. GROWTH FUND
48

The Fund's top sector holdings as of               A. Our main focus was on the stocks of       A. We continue to be optimistic
December 31, 1997 included: financial              pharmaceutical companies and medical-        about the stock market because
25%; technology, 15%; and health care,             product suppliers. These companies have      inflation is low, corporate profits
15%.                                               been bringing a steady stream of new         are strong, and the economy is
                                                   products to the market to meet the needs     growing at a healthy pace. After a
Q. WHAT WAS BEHIND THE STRONG PERFORMANCE          of a health-conscious population. In 1997,   record three straight years of 20%
OF FINANCIAL-COMPANY STOCKS?                       SmithKline Beecham PLC, one of the stocks    or more returns, stock returns may
A. The financial sector was the top-per-           in the portfolio, reported strong sales of   trend back to their historic levels
forming Dow Jones U.S. industry group in           new pharmaceutical products.                 of 10% to 12% annually. Moreover,
1997. The sector benefited from declining               Other health-care stocks in the port-   the problems in Asia could slow
interest rates, low inflation, and a con-          folio included Bristol-Myers Squibb Co.,     economic growth, reducing corporate
tinuing wave of mergers and acquisitions.          Merck & Co. Inc., and HEALTHSOUTH Corp.      profits and stock returns.
For example, Travelers Group, Inc., one                                                              We expect market volatility to
of the stocks in the portfolio, acquired           Q. WHAT IS YOUR OUTLOOK FOR THE FUTURE?      continue. In such an environment,
Salomon Brothers, a leading investment                                                          investors would be well advised to
banking firm, in September. Travelers              Growth of a $10,000 Investment               focus on their long-term financial
reported significant earnings growth               From 5/5/93-12/31/97                         goals rather than transitory
in 1997.                                                                                        fluctuations in the markets.
     The Fund also benefited from owning                      AIM V.I. GROWTH       S&P 500
the stocks of Allstate Corp., Franklin                             FUND           STOCK INDEX   AVERAGE ANNUAL TOTAL RETURNS
Resources, Inc., and Household Inter-              5/5/93        $10,000            $10,000     As of 12/31/97
national Inc.                                      7/31/93        10,420             10,155
     If the low-interest rate, low-                10/31/93       11,160             10,675     1 Year                26.87%
inflation environment persists, it                 1/31/94        11,607             11,062
should be a boon to financial companies.           4/30/94        10,626             10,430     Inception (5/5/93)    18.20
However, firms that were heavily involved          7/31/94        10,425             10,681
in making loans in Southeast Asia could            10/31/94       10,207             11,088
be adversely affected by the currency              1/31/95        10,782             11,123
devaluations in that region.                       4/30/95        12,060             12,247
                                                   7/31/95        14,094             13,462
Q. IT WAS A DIFFICULT YEAR FOR TECHNOLOGY          10/31/95       14,436             14,011
STOCKS. ARE YOU STILL OPTIMISTIC ABOUT             1/31/96        14,806             15,412
THIS SECTOR?                                       4/30/96        15,712             15,937
A. Yes, because technology continues to be         7/31/96        14,887             15,678
the fastest-growing segment of the economy.        10/31/96       16,639             17,376
The largest portion of corporate and global        1/31/97        18,105             19,768
capital expenditures is being channeled into       4/30/97        17,640             19,939
technology.                                        7/31/97        21,635             23,848
     The technology sector took a beating in       10/31/97       21,213             22,955
1997 because of the Asian financial crisis.        12/31/97       21,790             24,455
However, the currency devaluations in Southeast
Asia may ultimately work in favor of some          Past performance cannot guarantee comparable future results.
technology companies as it could reduce the cost
of components while not shrinking the size of      The performance figures shown represent the AIM V.I. Growth Fund and are not
their markets.                                     intended to reflect actual annuity values, and do not reflect charges at the
     Moreover, we only invest in the stocks of     separate account level which, if applied, would lower the performance results.
technology companies that show earnings growth     The Fund's performance figures are historical and reflect reinvestment of all
potential.                                         distributions and changes in net asset value. The Fund's investment return and
     Technology stocks we found attractive         principal value will fluctuate so that Fund shares, when redeemed, may be worth
included Microsoft Corp., Dell Computer Corp.,     more or less than their original cost. Source: Towers Data Systems
and BMC Software, Inc.                             HYPO--Registered Trademark--.
                                                        The Standard and Poor's Composite Index of 500 Stocks (S&P 500) is a group
Q. WHERE WAS YOUR EMPHASIS IN THE HEALTH-CARE      of unmanaged securities widely regarded by investors to be representative of the
SECTOR?                                            stock market in general.
                                                        The Dow Jones Industrial Average is a price-weighted average of 30 actively traded primarily industrial stocks.
                                                        An investment cannot be made in any index listed. Index results include reinvested dividends.


                              AIM V.I. GROWTH FUND

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                       MARKET
                                         SHARES        VALUE
DOMESTIC COMMON STOCKS - 78.99%

AEROSPACE/DEFENSE - 0.64%

Coltec Industries, Inc.(a)                   6,500 $    150,718
---------------------------------------------------------------
Sundstrand Corp.                            30,000    1,511,250
---------------------------------------------------------------
                                                      1,661,968
---------------------------------------------------------------

AGRICULTURAL PRODUCTS - 0.64%

DIMON, Inc.                                 23,600      619,500
---------------------------------------------------------------
Universal Corp.                             25,000    1,028,124
---------------------------------------------------------------
                                                      1,647,624
---------------------------------------------------------------

AIR FREIGHT - 0.23%

CNF Transportation Inc.                     15,500      594,812
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.31%

Federal-Mogul Corp.                         16,200      656,100
---------------------------------------------------------------
MascoTech, Inc.                              8,400      154,350
---------------------------------------------------------------
                                                        810,450
---------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.55%

First Union Corp.                           28,000    1,435,000
---------------------------------------------------------------

BANKS (MONEY CENTER) - 2.43%

BankAmerica Corp.                           18,000    1,314,000
---------------------------------------------------------------
Chase Manhattan Corp.                       35,000    3,832,500
---------------------------------------------------------------
Citicorp                                     9,000    1,137,936
---------------------------------------------------------------
                                                      6,284,436
---------------------------------------------------------------

BANKS (REGIONAL) - 0.26%

North Fork Bancorporation, Inc.             20,000      671,250
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.66%

Chancellor Media Corp.(a)                   11,100      828,338
---------------------------------------------------------------
Jacor Communications, Inc.(a)               16,500      876,562
---------------------------------------------------------------
                                                      1,704,900
---------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.56%

Crompton & Knowles Corp.                    28,000      742,000
---------------------------------------------------------------
Millennium Chemicals Inc.                   30,000      706,875
---------------------------------------------------------------
                                                      1,448,875
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.52%

Lucent Technologies, Inc.(b)(c)             22,000    1,757,250
---------------------------------------------------------------
QUALCOMM, Inc.(a)                           16,000      808,000
---------------------------------------------------------------
Tellabs, Inc.(a)                            26,000    1,374,750
---------------------------------------------------------------
                                                      3,940,000
---------------------------------------------------------------

COMPUTERS (HARDWARE) - 2.96%

Compaq Computer Corp.                       37,500    2,116,405
---------------------------------------------------------------
Dell Computer Corp.(a)                      20,000    1,680,000
---------------------------------------------------------------
International Business Machines Corp.       37,000    3,868,812
---------------------------------------------------------------
                                                      7,665,217
---------------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
COMPUTERS (NETWORKING) - 0.26%

Cisco Systems, Inc.(a)                        12,000 $    669,000
-----------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.53%

EMC Corp.(a)                                  50,000    1,371,873
-----------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 4.45%

America Online, Inc.(a)(b)(c)                 15,500    1,382,404
-----------------------------------------------------------------
BMC Software, Inc.(a)                         20,000    1,312,500
-----------------------------------------------------------------
Cadence Design Systems, Inc.(a)               31,000      759,500
-----------------------------------------------------------------
Computer Associates International, Inc.       34,500    1,824,186
-----------------------------------------------------------------
Compuware Corp.(a)                            40,000    1,280,000
-----------------------------------------------------------------
Microsoft Corp.(a)                            32,000    4,136,000
-----------------------------------------------------------------
Unisys Corp.(a)                               60,000      832,500
-----------------------------------------------------------------
                                                       11,527,090
-----------------------------------------------------------------

CONSUMER FINANCE - 2.55%

ContiFinancial Corp.(a)                       12,800      322,400
-----------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)            42,000    1,611,750
-----------------------------------------------------------------
Household International, Inc.                 10,000    1,275,625
-----------------------------------------------------------------
Money Store, Inc. (The)                       29,000      609,000
-----------------------------------------------------------------
SLM Holding Corp.                             20,000    2,782,500
-----------------------------------------------------------------
                                                        6,601,275
-----------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 1.15%

AmeriSource Health Corp.-Class A(a)           24,000    1,398,000
-----------------------------------------------------------------
Cardinal Health, Inc.                          9,000      676,125
-----------------------------------------------------------------
Sysco Corp.                                   20,000      911,250
-----------------------------------------------------------------
                                                        2,985,375
-----------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.31%

American Power Conversion Corp.(a)            20,000      472,500
-----------------------------------------------------------------
General Electric Co.                          46,700    3,426,612
-----------------------------------------------------------------
SCI Systems, Inc.(a)                           7,800      339,788
-----------------------------------------------------------------
Solectron Corp.(a)                            22,600      939,312
-----------------------------------------------------------------
Symbol Technologies, Inc.                     21,200      800,300
-----------------------------------------------------------------
                                                        5,978,512
-----------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.59%

Perkin-Elmer Corp.                             5,500      390,844
-----------------------------------------------------------------
Waters Corp.(a)                               30,500    1,147,562
-----------------------------------------------------------------
                                                        1,538,406
-----------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.34%

Intel Corp.                                   12,600      885,150
-----------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.21%

Applied Materials, Inc.(a)(b)(c)              18,000      542,250
-----------------------------------------------------------------

                              AIM V.I. GROWTH FUND
50

                                                             MARKET
                                               SHARES        VALUE
FINANCIAL (DIVERSIFIED) - 3.22%

American Express Co.                              17,000 $  1,517,250
---------------------------------------------------------------------
Amresco, Inc.(a)                                  33,000      998,250
---------------------------------------------------------------------
Fannie Mae                                        30,000    1,711,875
---------------------------------------------------------------------
Freddie Mac                                       36,000    1,509,750
---------------------------------------------------------------------
MBIA, Inc.                                        12,600      841,836
---------------------------------------------------------------------
MGIC Investment Corp.                             13,000      864,500
---------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       15,000      886,875
---------------------------------------------------------------------
                                                            8,330,336
---------------------------------------------------------------------

FOODS - 0.33%

ConAgra, Inc.(b)                                  22,000      721,874
---------------------------------------------------------------------
Sara Lee Corp.                                     2,300      129,518
---------------------------------------------------------------------
                                                              851,392
---------------------------------------------------------------------

FOOTWEAR - 0.26%

Wolverine World Wide, Inc.                        30,000      678,750
---------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 2.97%

Abbott Laboratories                               14,000      917,874
---------------------------------------------------------------------
American Home Products Corp.                      11,800      902,700
---------------------------------------------------------------------
Bristol-Myers Squibb Co.(b)                       24,100    2,280,462
---------------------------------------------------------------------
Johnson & Johnson                                 20,000    1,317,500
---------------------------------------------------------------------
Warner-Lambert Co.                                18,400    2,281,600
---------------------------------------------------------------------
                                                            7,700,136
---------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.64%

Dura Pharmaceuticals, Inc.(a)                     12,700      582,612
---------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                         38,300    1,869,519
---------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   55,000    1,784,062
---------------------------------------------------------------------
                                                            4,236,193
---------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 3.11%

Lilly (Eli) & Co.                                 15,000    1,044,375
---------------------------------------------------------------------
Merck & Co., Inc.                                 41,000    4,356,250
---------------------------------------------------------------------
Pfizer Inc.                                       14,300    1,066,244
---------------------------------------------------------------------
Schering-Plough Corp.                             25,500    1,584,188
---------------------------------------------------------------------
                                                            8,051,057
---------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.58%

Quorum Health Group, Inc.(a)                      37,000      966,625
---------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)        10,700      539,012
---------------------------------------------------------------------
                                                            1,505,637
---------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.64%

Health Care and Retirement Corp.(a)                6,700      269,675
---------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                              50,000    1,387,500
---------------------------------------------------------------------
                                                            1,657,175
---------------------------------------------------------------------

                                                                MARKET
                                                  SHARES        VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.79%

Arterial Vascular Engineering, Inc.(a)               26,200 $  1,703,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                              40,000    2,000,000
------------------------------------------------------------------------
DePuy, Inc.                                           7,800      224,250
------------------------------------------------------------------------
Guidant Corp.                                        15,000      933,750
------------------------------------------------------------------------
Stryker Corp.                                        29,800    1,110,050
------------------------------------------------------------------------
Sybron International Corp.(a)                        26,400    1,239,150
------------------------------------------------------------------------
                                                               7,210,200
------------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.44%

Furniture Brands International, Inc.(a)              21,000      430,500
------------------------------------------------------------------------
Maytag Corp.                                         19,200      716,400
------------------------------------------------------------------------
                                                               1,146,900
------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.72%

Dial Corp. (The)                                     40,000      832,500
------------------------------------------------------------------------
Procter & Gamble Co.                                 13,000    1,037,563
------------------------------------------------------------------------
                                                               1,870,063
------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.55%

Conseco, Inc.                                        30,000    1,363,125
------------------------------------------------------------------------
Equitable Companies, Inc.                            20,000      995,000
------------------------------------------------------------------------
Nationwide Financial Services, Inc.-Class A(a)       25,000      903,125
------------------------------------------------------------------------
Torchmark Corp.                                      18,000      757,125
------------------------------------------------------------------------
                                                               4,018,375
------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 2.20%

Ace, Ltd.                                            14,400    1,389,600
------------------------------------------------------------------------
Allmerica Financial Corp.                            16,000      799,000
------------------------------------------------------------------------
American International Group, Inc.                    8,600      935,250
------------------------------------------------------------------------
Travelers Group, Inc.                                47,602    2,564,558
------------------------------------------------------------------------
                                                               5,688,408
------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 1.93%

Allstate Corp.                                       19,900    1,808,412
------------------------------------------------------------------------
Everest Reinsurance Holdings, Inc.                   35,000    1,443,750
------------------------------------------------------------------------
EXEL Ltd.                                            13,200      836,550
------------------------------------------------------------------------
Fremont General Corp.                                16,500      903,375
------------------------------------------------------------------------
                                                               4,992,087
------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.18%

Merrill Lynch & Co., Inc.                            42,000    3,063,375
------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.85%

Franklin Resources, Inc.                             12,350    1,073,678
------------------------------------------------------------------------
T. Rowe Price Associates, Inc.                       18,000    1,131,750
------------------------------------------------------------------------
                                                               2,205,428
------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.36%

Harley-Davidson, Inc.                                33,500      917,062
------------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                          MARKET
                                            SHARES        VALUE
LODGING (HOTELS) - 1.40%

Carnival Corp.-Class A                         31,000 $  1,716,625
------------------------------------------------------------------
Host Marriott Corp.(a)                          7,400      145,225
------------------------------------------------------------------
ITT Corp.                                      14,000    1,160,250
------------------------------------------------------------------
Promus Hotel Corp.(a)                          14,460      607,320
------------------------------------------------------------------
                                                         3,629,420
------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.82%

Dover Corp.(a)                                 37,800    1,365,525
------------------------------------------------------------------
Ingersoll-Rand Co.                             18,450      747,225
------------------------------------------------------------------
                                                         2,112,750
------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.47%

Carlisle Companies, Inc.                        4,000      171,000
------------------------------------------------------------------
Crane Co.                                       6,600      286,275
------------------------------------------------------------------
Eaton Corp.                                     7,500      669,375
------------------------------------------------------------------
Thermo Electron Corp.(a)                       45,000    2,002,500
------------------------------------------------------------------
U.S. Industries, Inc.                          22,500      677,812
------------------------------------------------------------------
                                                         3,806,962
------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.31%

Diebold, Inc.                                  15,650      792,280
------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 4.31%

BJ Services Co.(a)                             18,500    1,330,844
------------------------------------------------------------------
Cooper Cameron Corp.(a)                        22,000    1,342,000
------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                30,000    1,443,750
------------------------------------------------------------------
ENSCO International, Inc.(a)                   19,000      636,500
------------------------------------------------------------------
Halliburton Co.                                12,000      623,250
------------------------------------------------------------------
Nabors Industries, Inc.(a)                     40,000    1,257,500
------------------------------------------------------------------
Newpark Resources, Inc.(a)                     15,600      273,000
------------------------------------------------------------------
Santa Fe International Corp.                   30,500    1,240,968
------------------------------------------------------------------
Schlumberger Ltd.                              17,200    1,384,600
------------------------------------------------------------------
Transocean Offshore Inc.                        2,300      110,830
------------------------------------------------------------------
Western Atlas Inc.(a)                          20,500    1,517,000
------------------------------------------------------------------
                                                        11,160,242
------------------------------------------------------------------

PERSONAL CARE - 1.16%

Avon Products, Inc.                            25,000    1,534,375
------------------------------------------------------------------
Gillette Co.                                   14,500    1,456,344
------------------------------------------------------------------
                                                         2,990,719
------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.63%

AES Corp.(a)                                   35,000    1,631,875
------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 0.63%

Gannett Co., Inc.                              14,000      865,375
------------------------------------------------------------------
New York Times Co.-Class A                     11,700      773,663
------------------------------------------------------------------
                                                         1,639,038
------------------------------------------------------------------

                                                         MARKET
                                            SHARES       VALUE
REAL ESTATE INVESTMENT TRUST - 1.16%

Crescent Real Estate Equities, Co.             20,000 $    787,500
------------------------------------------------------------------
Patriot American Hospitality, Inc.             32,000      922,000
------------------------------------------------------------------
Starwood Lodging Trust                         22,000    1,273,250
------------------------------------------------------------------
                                                         2,982,750
------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.32%

Home Depot, Inc.(b)(c)                         13,950      821,306
------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.56%

CompUSA, Inc.(a)                               38,100    1,181,100
------------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)                  45,000    1,310,625
------------------------------------------------------------------
Tech Data Corp.(a)                             39,900    1,551,112
------------------------------------------------------------------
                                                         4,042,837
------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.81%

Federated Department Stores, Inc.              15,000      645,938
------------------------------------------------------------------
Nordstrom, Inc.                                 1,900      114,712
------------------------------------------------------------------
Proffitt's, Inc.(a)                            47,000    1,336,562
------------------------------------------------------------------
                                                         2,097,212
------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.94%

Consolidated Stores Corp.(a)                   23,750    1,043,516
------------------------------------------------------------------
Family Dollar Stores, Inc.                     19,200      562,800
------------------------------------------------------------------
Ross Stores, Inc.                              23,000      836,625
------------------------------------------------------------------
                                                         2,442,941
------------------------------------------------------------------

RETAIL (DRUG STORES) - 1.01%

CVS Corp.                                      18,000    1,153,125
------------------------------------------------------------------
Rite Aid Corp.                                 25,000    1,467,188
------------------------------------------------------------------
                                                         2,620,313
------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.70%

Albertson's, Inc.                              24,200    1,146,475
------------------------------------------------------------------
Kroger Co.(a)                                  47,000    1,736,063
------------------------------------------------------------------
Safeway, Inc.(a)(b)                            24,000    1,518,000
------------------------------------------------------------------
                                                         4,400,538
------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 2.22%

Costco Companies, Inc.(a)                      38,000    1,695,750
------------------------------------------------------------------
Dayton Hudson Corp.                            24,500    1,653,750
------------------------------------------------------------------
Fred Meyer, Inc.(a)                            40,000    1,455,000
------------------------------------------------------------------
Wal-Mart Stores, Inc.                          24,100      950,444
------------------------------------------------------------------
                                                         5,754,944
------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.04%

Bed Bath & Beyond, Inc.(a)(b)(c)               18,000      693,000
------------------------------------------------------------------
Office Depot, Inc.(a)                          57,300    1,371,618
------------------------------------------------------------------
Payless ShoeSource, Inc.(a)                     9,500      637,688
------------------------------------------------------------------
                                                         2,702,306
------------------------------------------------------------------

                              AIM V.I. GROWTH FUND
52

                                                                 MARKET
                                                    SHARES       VALUE
RETAIL (SPECIALTY-APPAREL) - 0.41%

Intimate Brands, Inc.                                   9,900 $    238,218
--------------------------------------------------------------------------
TJX Companies, Inc.                                    24,000      825,000
--------------------------------------------------------------------------
                                                                 1,063,218
--------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 1.43%

Ahmanson (H.F.) & Co.                                  28,700    1,921,105
--------------------------------------------------------------------------
Charter One Financial, Inc.                            10,840      684,275
--------------------------------------------------------------------------
Washington Mutual, Inc.                                17,000    1,084,812
--------------------------------------------------------------------------
                                                                 3,690,192
--------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.52%

Outdoor Systems, Inc.(a)                               19,800      759,825
--------------------------------------------------------------------------
Universal Outdoor Holdings, Inc.                       11,400      592,800
--------------------------------------------------------------------------
                                                                 1,352,625
--------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.14%

Cendant Corp.(b)(c)                                    84,108    2,891,228
--------------------------------------------------------------------------
Service Corp. International                            71,700    2,648,454
--------------------------------------------------------------------------
                                                                 5,539,682
--------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.50%

Equifax, Inc.                                          65,600    2,324,700
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                        11,400      560,024
--------------------------------------------------------------------------
National Data Corp.                                    27,264      984,910
--------------------------------------------------------------------------
                                                                 3,869,634
--------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.25%

AccuStaff, Inc.(a)                                     28,100      646,300
--------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.56%

AT&T Corp.                                             25,000    1,531,250
--------------------------------------------------------------------------
CIENA Corp.(a)                                         15,000      916,875
--------------------------------------------------------------------------
MCI Communications Corp.                               20,000      856,250
--------------------------------------------------------------------------
WorldCom, Inc.(a)                                      24,000      726,000
--------------------------------------------------------------------------
                                                                 4,030,375
--------------------------------------------------------------------------

TELEPHONE - 0.60%

Bell Atlantic Corp.                                    17,000    1,547,000
--------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.29%

Warnaco Group, Inc. (The)                              23,800      746,725
--------------------------------------------------------------------------

TOBACCO - 0.56%

Philip Morris Companies, Inc.                          32,000    1,450,000
--------------------------------------------------------------------------

WASTE MANAGEMENT - 0.32%

USA Waste Services, Inc.(a)                            20,900      820,324
--------------------------------------------------------------------------
  Total Domestic Common Stocks                                 204,470,545
--------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.15%

FINANCIAL (DIVERSIFIED) - 0.89%

MGIC Investment Corp.-$3.12 Conv. Pfd.                 15,000    1,665,000
--------------------------------------------------------------------------
SunAmerica, Inc.-Series E, $3.10 Dep. Conv. Pfd.        4,900      637,000
--------------------------------------------------------------------------
                                                                 2,302,000
--------------------------------------------------------------------------

                                                                     MARKET
                                                        SHARES       VALUE
LODGING (HOTELS) - 0.26%

Host Marriott Corp., $3.375 Conv. Pfd.                     10,950 $    672,746
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                        2,974,746
------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                        AMOUNT
DOMESTIC CONVERTIBLE CORPORATE NOTES - 0.67%

ELECTRICAL EQUIPMENT - 0.67%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%,
 05/01/06(d) (acquired 10/31/96-12/06/96; cost
 $1,166,399)                                          $   923,000    1,728,945
------------------------------------------------------------------------------
  Total Domestic Convertible Corporate Notes                         1,728,945
------------------------------------------------------------------------------
                                                        SHARES
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 6.27%

BERMUDA - 0.52%
Tyco International Ltd. (Manufacturing-Diversified)        30,000    1,351,875
------------------------------------------------------------------------------

CANADA - 0.77%

Northern Telecom Ltd.-ADR (Communications
 Equipment)(b)(c)                                           9,300      827,700
------------------------------------------------------------------------------
Philip Services Corp. (Waste Management)(a)                80,000    1,150,000
------------------------------------------------------------------------------
                                                                     1,977,700
------------------------------------------------------------------------------

FRANCE - 1.77%

Banque Nationale de Paris (Banks-Major Regional)           26,000    1,381,972
------------------------------------------------------------------------------
ELF Aquitaine S.A. (Oil & Gas-Drilling & Equipment)        11,000    1,279,388
------------------------------------------------------------------------------
Renault S.A. (Automobiles)(b)                              22,500      632,922
------------------------------------------------------------------------------
Societe Generale (Banks-Major Regional)                     9,500    1,294,342
------------------------------------------------------------------------------
                                                                     4,588,624
------------------------------------------------------------------------------

GERMANY - 0.15%

Adidas A.G. (Footwear)                                      2,950      387,976
------------------------------------------------------------------------------

IRELAND - 0.24%

Elan Corp. PLC-ADR (Health Care-Drugs-Generic &
 Other)(a)                                                 12,100      619,368
------------------------------------------------------------------------------

NETHERLANDS - 0.36%

Akzo Nobel N.V. (Chemicals-Diversified)                     5,450      939,668
------------------------------------------------------------------------------

SINGAPORE - 0.11%

Asia Pulp & Paper Co. Ltd.-ADR (Paper & Forest
 Products)                                                 28,100      282,756
------------------------------------------------------------------------------

SWEDEN - 0.46%

Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                32,000    1,194,000
------------------------------------------------------------------------------

SWITZERLAND - 1.33%

Novartis A.G. (Healthcare-Diversified)                        570      924,324
------------------------------------------------------------------------------
UBS-Union Bank of Switzerland (Banks-Major Regional)        1,750    2,528,908
------------------------------------------------------------------------------
                                                                     3,453,232
------------------------------------------------------------------------------

UNITED KINGDOM - 0.56%

SmithKline Beecham PLC-ADR (Health Care-Drugs-Major
 Pharmaceuticals)                                          28,200    1,450,536
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                     16,245,735
------------------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                       PRINCIPAL     MARKET
                                                        AMOUNT       VALUE
FOREIGN CONVERTIBLE BONDS - 0.33%

SWITZERLAND - 0.33%

Sandoz Capital BVI Ltd. (Financial-Diversified), Sr.
 Conv. Deb., 2.00%, 10/06/02 (acquired 11/04/96-
 11/08/96; cost $612,162)(d)                          $   550,000 $    848,375
-------------------------------------------------------------------------------
  Total Foreign Convertible Bonds                                      848,375
-------------------------------------------------------------------------------
  Total Investments, excluding repurchase agreements               226,268,346
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 12.82%(e)

Smith Barney, Inc., 6.75%, 01/02/98(f)                 33,186,429   33,186,429
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.23%                                        259,454,775
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.23)%                               (603,005)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $258,851,770
===============================================================================

Investment Abbreviations:
ADR-American Depositary Receipt
Conv.-Convertible
Deb.-Debentures
Pfd.-Preferred
Sr.-Senior
Sub.-Subordinated

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) A portion of this security is subject to put options purchased. See Note 8.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/97 was $2,577,320 which represented 1.00% of the Fund's net assets.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreements entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at December 31, 1997 of $408,000,323.

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND
54

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at market
 value (cost $173,804,805)                                $226,268,346
----------------------------------------------------------------------
Repurchase agreements (cost $33,186,249)                    33,186,429
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            104,657
----------------------------------------------------------------------
 Investments sold                                            1,355,180
----------------------------------------------------------------------
 Dividends and interest                                        171,225
----------------------------------------------------------------------
 Options written                                               137,059
----------------------------------------------------------------------
Organizational costs, net                                          965
----------------------------------------------------------------------
Investment for deferred compensation plan                       17,734
----------------------------------------------------------------------
Other assets                                                     1,495
----------------------------------------------------------------------
  Total assets                                             261,243,090
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,327,198
----------------------------------------------------------------------
 Capital stock reacquired                                      139,112
----------------------------------------------------------------------
 Options written                                               731,831
----------------------------------------------------------------------
 Deferred compensation plan                                     17,734
----------------------------------------------------------------------
Accrued advisory fees                                          134,357
----------------------------------------------------------------------
Accrued directors' fees                                          2,202
----------------------------------------------------------------------
Accrued administrative service fees                              3,053
----------------------------------------------------------------------
Accrued operating expenses                                      35,833
----------------------------------------------------------------------
  Total liabilities                                          2,391,320
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $258,851,770
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                13,054,326
======================================================================
Net asset value, offering and redemption price per share        $19.83
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $18,515 foreign withholding tax)              $ 1,864,707
----------------------------------------------------------------------------
Interest                                                            990,927
----------------------------------------------------------------------------
   Total investment income                                        2,855,634
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     1,453,488
----------------------------------------------------------------------------
Administrative service fees                                          44,692
----------------------------------------------------------------------------
Custodian fees                                                       68,311
----------------------------------------------------------------------------
Directors' fees and expenses                                          8,967
----------------------------------------------------------------------------
Organizational costs                                                  2,892
----------------------------------------------------------------------------
Other                                                                67,219
----------------------------------------------------------------------------
   Total expenses                                                 1,645,569
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                       (1,708)
----------------------------------------------------------------------------
   Net expenses                                                   1,643,861
----------------------------------------------------------------------------
Net investment income                                             1,211,773
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTIONS CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                         19,739,112
----------------------------------------------------------------------------
   Foreign currencies                                               (41,236)
----------------------------------------------------------------------------
   Futures contracts                                              2,272,116
----------------------------------------------------------------------------
   Options contracts                                                139,988
----------------------------------------------------------------------------
                                                                 22,109,980
----------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

   Investment securities                                         28,602,661
----------------------------------------------------------------------------
   Foreign currencies                                                   351
----------------------------------------------------------------------------
   Futures contracts                                                (83,436)
----------------------------------------------------------------------------
   Options contracts                                               (449,591)
----------------------------------------------------------------------------
                                                                 28,069,985
----------------------------------------------------------------------------
 Net gain on investment securities, foreign currencies, futures
  and options contracts                                          50,179,965
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $51,391,738
============================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  1,211,773  $  1,113,772
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and options
  contracts                                          22,109,980     8,362,709
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  options contracts                                  28,069,985    13,695,426
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       51,391,738    23,171,907
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (1,119,140)     (662,515)
------------------------------------------------------------------------------
Distributions to shareholders from realized
 capital gains                                       (8,443,286)   (7,442,940)
------------------------------------------------------------------------------
Net increase from capital stock transactions         38,384,566    60,971,328
------------------------------------------------------------------------------
   Net increase in net assets                        80,213,878    76,037,780
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  178,637,892   102,600,112
------------------------------------------------------------------------------
 End of year                                       $258,851,770  $178,637,892
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $183,975,681  $145,591,115
------------------------------------------------------------------------------
 Undistributed net investment income                  1,182,806     1,090,173
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  options contracts                                  21,643,385     7,976,691
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and options
  contracts                                          52,049,898    23,979,913
------------------------------------------------------------------------------
                                                   $258,851,770  $178,637,892
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth Fund (the "Fund"). The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange.

                             AIM V.I. GROWTH FUND
56

   Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.
E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
F. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
G. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
H. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
I. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $44,692 for such services.

                             AIM V.I. GROWTH FUND

 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,727 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $863 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $845 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,708 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1997 was $278,678,426 and $271,014,953, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $54,538,052
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (2,523,682)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $52,014,370
==========================================================================

 Cost of investments for tax purposes is $174,253,976.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                     1996
                           ------------------------  ----------------------
                             SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  ------------  ---------  -----------
Sold                        2,757,339  $ 51,600,352  3,676,649  $57,637,947
----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                492,909     9,562,426    511,063    8,105,455
----------------------------------------------------------------------------
Reacquired                 (1,185,922)  (22,778,212)  (304,826)  (4,772,074)
----------------------------------------------------------------------------
                            2,064,326  $ 38,384,566  3,882,886  $60,971,328
============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                          OPTION CONTRACTS
                        ---------------------
                        NUMBER OF  PREMIUMS
                        CONTRACTS  RECEIVED
                        --------- -----------
     Beginning of year      824   $   342,973
    ------------------------------------------
     Written              5,180     1,732,123
    ------------------------------------------
     Closed              (2,655)   (1,028,115)
    ------------------------------------------
     Exercised           (1,251)     (372,509)
    ------------------------------------------
     Expired               (283)     (142,568)
    ------------------------------------------
     End of year          1,815   $   531,904
    ==========================================

    Open call options written at December 31, 1997 were as follows:

                                                                  DECEMBER 31,   UNREALIZED
                               CONTRACT STRIKE NUMBER OF PREMIUM      1997      APPRECIATION
     ISSUE                      MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE (DEPRECIATION)
     -----                     -------- ------ --------- -------- ------------ --------------
     America Online Inc.       Jan. 98     80      155   $ 80,782   $158,875     $ (78,093)
     Applied Materials         Jan. 98   37.5       90     25,042      1,406        23,636
     Bed Bath & Beyond, Inc.   Feb. 98     35      180     25,334     84,375       (59,041)
     Bristol-Myers Squibb Co.  Jan. 98     95      241    106,562     52,719        53,843
     ConAgra, Inc.             Mar. 98   37.5      220     39,214      9,625        29,589
     Cendant Corp.             Jan. 98     75      350     61,044    266,875      (205,831)
     Home Depot, Inc.          Jan. 98     55      139     44,757     54,731        (9,974)
     Lucent Technologies,
      Inc.                     Jan. 98     85      220     64,495     15,125        49,370
     Northern Telecom Ltd.     Mar. 98     95       93     52,512     41,269        11,243
     Safeway, Inc.             Jan. 98     60      127     32,162     46,831       (14,669)
                                                 -----   --------   --------     ---------
                                                 1,815   $531,904   $731,831     $(199,927)
                                                 =====   ========   ========     =========

                              AIM V.I. GROWTH FUND
58

NOTE 8 - PUT OPTIONS CONTRACTS PURCHASED
Transactions in put options purchased during the year ended December 31, 1997 are summarized as follows:

                         OPTION CONTRACTS
                        -------------------
                        NUMBER OF PREMIUMS
                        CONTRACTS   PAID
                        --------- ---------
     Beginning of year       --   $      --
    ----------------------------------------
     Purchased            2,047     565,769
    ----------------------------------------
     Closed                (500)   (182,680)
    ----------------------------------------
     Expired               (230)    (32,315)
    ----------------------------------------
     End of year          1,317   $ 350,774
    ========================================

    Open put options held at December 31, 1997 were as follows:

                                                                 DECEMBER 31,   UNREALIZED
                              CONTRACT STRIKE NUMBER OF PREMIUM      1997      APPRECIATION
     ISSUE                     MONTH   PRICE  CONTRACTS   PAID   MARKET VALUE (DEPRECIATION)
     -----                    -------- ------ --------- -------- ------------ --------------
     America Online Inc.      Jan. 98     70      155   $ 70,928   $  3,875     $ (67,053)
     Applied Materials, Inc.  Jan. 98   32.5      180     51,165     57,375         6,210
     Bed Bath & Beyond, Inc.  Feb. 98     30      180     26,415      3,938       (22,477)
     Cendant Corp.            Jan. 98     65      350     75,521      6,563       (68,958)
     Home Depot, Inc.         Jan. 98     50      139     14,178      1,303       (12,875)
     Lucent Technologies,
      Inc.                    Jan. 98     75      220     72,160     19,250       (52,910)
     Northern Telecom Ltd.    Mar. 98     85       93     40,407     44,754         4,347
                                                -----   --------   --------     ---------
                                                1,317   $350,774   $137,058     $(213,716)
                                                =====   ========   ========     =========

NOTE 9 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                 DECEMBER 31,                      JANUARY 31,
                          ----------------------------------     -----------------
                            1997            1996      1995        1995      1994
                          --------        --------  --------     -------   -------
Net asset value,
 beginning of period      $  16.25        $  14.44  $  10.71     $ 11.59   $ 10.00
----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.08            0.07      0.09        0.06      0.02
----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                4.27            2.52      3.65       (0.88)     1.59
----------------------------------------------------------------------------------
   Total from investment
    operations                4.35            2.59      3.74       (0.82)     1.61
----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.09)          (0.06)    (0.01)      (0.06)    (0.02)
----------------------------------------------------------------------------------
  Distributions from net
   realized gains            (0.68)          (0.72)       --          --        --
----------------------------------------------------------------------------------
   Total distributions       (0.77)          (0.78)    (0.01)      (0.06)    (0.02)
----------------------------------------------------------------------------------
Net asset value, end of
 period                   $  19.83        $  16.25  $  14.44     $ 10.71   $ 11.59
==================================================================================
Total return(a)              26.87%          18.09%    34.89%      (7.11)%   16.07%
==================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $258,852        $178,638  $102,600     $45,497   $25,115
==================================================================================
Ratio of expenses to
 average net assets           0.73%(b)(c)     0.78%     0.84%(d)    0.95%     0.85%(d)(e)
==================================================================================
Ratio of net investment
 income to average net
 assets                       0.54%(b)        0.79%     0.95%(d)    0.71%     0.51%(d)(e)
==================================================================================
Portfolio turnover rate        132%            143%      125%        179%       99%
==================================================================================
Average brokerage
 commission rate paid(f)  $ 0.0618        $ 0.0629       N/A         N/A       N/A
==================================================================================

    (a) Total returns for periods less than one year are not annualized.
    (b) Ratios are based on average net assets of $224,542,366.
    (c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
    (d) Annualized.
    (e) After fee waivers and/or expense reimbursement. Annualized ratios of expenses and net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 1.50% and (0.14)%, respectively.
    (f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                              AIM V.I. GROWTH FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                              AIM V.I. GROWTH FUND
60

The Managers' Overview

THREE SECTORS PROPEL FUND
TO SOLID RESULTS

A roundtable discussion with the fund management team for AIM V.I. Growth and
Income Fund about the fiscal year ended December 31, 1997.
--------------------------------------------------------------------------------

Q. HOW DID AIM V.I. GROWTH AND       their product lines to compete globally.         improvements that have been driving eco-
INCOME FUND PERFORM DURING THE       Through careful securities selection, we want    nomic growth.
FISCAL YEAR?                         to focus on the companies initiating this          Manufacturers in the tech sector have
A. The Fund produced an excellent    consolidation--the franchise companies that      done well, and for many of these companies,
total return of 25.72% during a      will be around five years from now.              the currency devaluations in Southeast Asia
year marked by significant market      Second, with a growing economy, stable         are lowering their costs. Specialized semicon-
turbulence.                          interest rates, and demographic trends lead-     ductor makers like Texas Instruments Inc.,
                                     ing more people into retirement-oriented         networking-equipment producers such as Bay
Q. WHICH HOLDINGS CONTRIBUTED TO     financial planning, financial institutions have  Networks Inc., and such industry-leading
SUCH GOOD PERFORMANCE?               prospered. Earnings growth for big money         personal computer manufacturers as Compaq
A. Our three largest sectors         center banks such as Chase Manhattan Corp.       Computer Corp. have been very good holdings.
continue to be financials,           and Citicorp outdid analysts' expectations.        On the software/services side, another
technology, and health care. The     Although late in the year concerns were          successful holding is software maker
individual stocks we invest within   voiced about the exposure of some multina-       Compuware Corp., have been very good holdings.
these sectors will change over       tional banks to the Asian loan situation, the    from the so-called "millennium problem", the
time, and the mix of industries      financial sector was the year's best performer   need to reprogram older computers to recog-
will vary, but we think these        among the Dow Jones U.S. industry group.         nize the year 2000.
three sectors represent excellent
long-term growth potential.          Q. WHY DO YOU CONTINUE TO OWN SUCH A LARGE       Q. WHY DOES HEALTH CARE REMAIN A LONG-TERM
                                     NUMBER OF TECHNOLOGY STOCKS?                     THEME?
Q. WHAT IS ATTRACTIVE ABOUT FINAN-   A. Our technology holdings may be some-          A. Demographic trends in the U.S. argue for
CIAL COMPANIES?                      thing of a vulnerability in the wake of the      continued growth in the health-care sector for
A. Our holdings in the financial     financial crisis in Southeast Asia, where many   some time to come. Health care constituted
sector, including banks, insurers,   American tech companies have a large pres-       about 5% of the portfolio at the close of the
and brokerage houses, were up        ence. Nevertheless, the biggest portion of       fiscal year.
during the fiscal year. At fiscal    corporate capital expenditures, domestically       Our factor contributing to strength in the
year end, they were approximately    and overseas, has been spent on technology.      health-care sector is the Federal Drug
20% of the portfolio.                This investment has fueled the productivity      Administration's move toward more rapid
  The sector is attractive for two                                                    approval of drugs and medical devices, which
reasons. First, it is experiencing                                                    should reduce costs for the medical instru-
a wave of mergers and acquisitions.                                                   ment and pharmaceutical industries. We hold
Firms are broadening

Portfolio Composition

As of 12/31/97, based on total net assets
  Top 10 Common Stock Holdings                 Top 10 Industries
                                                                                              Number of holdings as of 12/31/97: 176
  1. Chase Manhattan Corp.          2.31%      1. Financial (Diversified)             6.39%
  2. Phillip Morris Companies Inc.  1.91       2. Health Care                                 Common Stock                    80.98%
  3. Cendant Corp.                  1.62          (Drugs - Major Pharmaceuticals)     4.44    Cash/Cash Equivalents & Others   2.09%
  4. SmithKline Beecham PLC-ADR     1.61       3. Health Care (Diversified)           4.39    Convertible Bonds                6.27%
  5. Cincinnati Bell, Inc.          1.60       4. Computers (Software & Services)     4.16    Convertible Preferred Stocks     5.42%
  6. Service Corp. International    1.59       5. Banks (Money Center)                4.03    U.S. Government Securities       5.24%
  7. Morgan Stanley, Dean Witter,              6. Services (Commercial & Consumer)    3.74
     Discover & Co.                 1.53       7. Telecommunications (Long Distance)  3.60
  8. Brunswick Corp.                1.42       8. Oil & Gas (Drilling & Equipment)    3.47
  9. Pfizer Inc.                    1.34       9. Computers (Hardware)                2.72
 10. Allstate Corp.                 1.28      10. Insurance (Multi-Line)              2.47

Please keep in mind that the Fund's portfolio is subject to change and there is no guarantee it will continue to hold any particular security.



                        AIM V.I. GROWTH AND INCOME FUND                       61

such major pharmaceutical makers as Merck        among the best performing industries late in
& Co., Inc. and SmithKline Beecham, PLC, and     1997. These income-producing investments       AVERAGE ANNUAL TOTAL RETURNS
the portfolio includes companies like Arterial   should help cushion volatility in uncertain    As of 12/31/97
Vascular Engine Inc., a maker of sophisticated   markets. However, they are not major growth
implantable therapeutic devices such as stents   companies, so we intend to limit our exposure  1 Year                25.72%
used in bypass surgery.                          to them. One of our main strategies for deal-
  Given the level of uncertainty the Asian       ing with market uncertainty is portfolio       Inception (5/2/94)    21.11
crisis generated in markets, it is worth noting  diversification. At fiscal year end, we held
that the pharmaceutical industry is relatively   176 securities broadly distributed among the
immune to Asia's current woes.                   various sectors of the economy.

Q. DOES THE PORTFOLIO STILL INCLUDE
CONVERTIBLE SECURITIES TO GENERATE
INCOME?                                          Growth of a $10,000 Investment
A. About 11% of the portfolio consisted of
convertible bonds or convertible preferred       From 5/2/94 - 12/31/97
stocks at the close of the fiscal year. As men-           AIM V.I. GROWTH     S&P 500    LIPPER GROWTH & INCOME
tioned earlier, we stress dividend-paying                  & INCOME FUND    STOCK INDEX        FUND INDEX
securities in this portfolio because of our      5/2/94       $10,000         $10,000           $10,000
investment object, which is primarily            7/31/94       10,030          10,193            10,189
growth with income as a secondary goal.          10/31/94      10,344          10,581            10,442
  The tradeoff between growth and income         1/31/95       10,090          10,615            10,313
has been difficult. Yields on U.S. stocks are    4/30/95       11,201          11,687            11,253
at historic lows, and many companies have been   7/31/95       12,559          12,847            12,247
"returning" capital to shareholders through      10/31/95      13,056          13,370            12,560
stock buybacks rather than in the form of        1/31/96       13,680          14,708            13,712
dividends. Corporations also have elected to     4/30/96       14,398          15,209            14,296
reinvest cash flow in capital equipment,         7/31/96       13,881          14,962            13,854
largely new technology, or in acquisitions of    10/31/96      15,274          16,582            15,247
new or complementary businesses. We will         1/31/97       16,994          18,579            16,787
continue to employ convertibles as opportuni-    4/31/97       16,717          19,028            16,943
ties arise.                                      7/31/97       20,423          22,759            19,968
                                                 10/31/97      19,740          21,906            19,520
                                                 12/31/97      20,183          23,338            20,404
                                                 Past performance cannot guarantee comparable future results.
Q. WHAT DO YOU FORESEE IN THE
ECONOMY AND MARKETS?
A. In the U.S., the economic fundamentals are
sound: inflation is low, corporate profits are
strong, and the economy is growing at a
healthy pace. However, stock returns may
gravitate to their more historic levels of
10% to 12% annually.
  Continuing problems in Asia could slow
economic growth worldwide, reducing corpo-       The performance figures shown represent the AIM V.I. Growth and Income Fund and are
rate profits and stock returns. We still         not intended to reflect actual annuity values, and do not reflect charges at the haven't sorted out the true magnitude of Asia's  separate account level which, if applied, would lower the performance results. The troubles and of their impact on the rest of the  Fund's investment return and principal value will fluctuate so that Fund shares,
world. In such a volatile environment, inves-    when redeemed, may be worth more or less than their original cost. Source: Towers
tors would be well advised to focus on their     Data Systems HYPO--Registered Trademark--.
long-term financial goals rather than on           The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of
transitory fluctuations in the markets.          unmanaged securities widely regarded by investors to be representative of the stock market in general. Source: Towers Data Systems HYPO--Registered Trademark--.
Q. WHAT IS YOUR OUTLOOK FOR                        The unmanaged Lipper Growth & Income Fund Index represents an average of the
THE FUND?                                        performance of the 30 largest growth-and-income funds. It's compiled by Lipper
A. We think the Fund is well-positioned. We      Analytical Services, Inc., an independent mutual fund performance monitor. Results
recently added to our holdings of more do-       shown reflect reinvestment of dividends.
mestically oriented real estate investment         The Dow Jones Industrial Average (DJIA) is an unmanaged composite of the
trusts and utilities companies. Utilities were   performance of 30 large-company stocks.
                                                   An investment cannot be made in any indexes listed. Index results include reinvested dividends.





                        AIM V.I. GROWTH AND INCOME FUND
62

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                             MARKET
                                                SHARES       VALUE
COMMON STOCKS - 80.98%

AIRLINES - 0.68%

Continental Airlines, Inc.(a)                      90,000 $  4,331,250
----------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.72%

Lear Corp.(a)                                      70,000    3,325,000
----------------------------------------------------------------------
Tower Automotive, Inc.(a)                          30,000    1,261,875
----------------------------------------------------------------------
                                                             4,586,875
----------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 2.33%

Banc One Corp.                                     70,000    3,801,875
----------------------------------------------------------------------
Schweizerischer Bankverein (Switzerland)(a)        10,000    3,106,397
----------------------------------------------------------------------
UBS-Union Bank of Switzerland (Switzerland)         4,000    5,780,362
----------------------------------------------------------------------
Wells Fargo & Co.                                   6,500    2,206,344
----------------------------------------------------------------------
                                                            14,894,978
----------------------------------------------------------------------

BANKS (MONEY CENTER) - 4.03%

BankAmerica Corp.                                  55,000    4,015,000
----------------------------------------------------------------------
Chase Manhattan Corp.                             135,000   14,782,500
----------------------------------------------------------------------
Citicorp                                           55,000    6,954,062
----------------------------------------------------------------------
                                                            25,751,562
----------------------------------------------------------------------

BANKS (REGIONAL) - 0.29%

Marshall & Ilsley Corp.                            30,000    1,863,750
----------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.20%

Lubrizol Corp. (The)                               35,000    1,290,625
----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.46%

ADC Telecommunications, Inc.(a)                    95,000    3,966,250
----------------------------------------------------------------------
Comverse Technology, Inc.(a)                       35,000    1,365,000
----------------------------------------------------------------------
ECI Telecommunications Ltd. (Israel)               80,000    2,040,000
----------------------------------------------------------------------
Lucent Technologies, Inc.                          25,000    1,996,875
----------------------------------------------------------------------
Nokia Oyj - Class A - A-ADR (Finland)              25,000    1,750,000
----------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Sweden)       45,000    1,679,062
----------------------------------------------------------------------
Tellabs, Inc.(a)                                   55,000    2,908,125
----------------------------------------------------------------------
                                                            15,705,312
----------------------------------------------------------------------

COMPUTERS (HARDWARE) - 2.72%

Compaq Computer Corp.                             100,000    5,643,750
----------------------------------------------------------------------
Dell Computer Corp.(a)(b)                          30,000    2,520,000
----------------------------------------------------------------------
International Business Machines Corp.              65,000    6,796,563
----------------------------------------------------------------------
Sun Microsystems, Inc.(a)                          60,000    2,392,500
----------------------------------------------------------------------
                                                            17,352,813
----------------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.08%

Bay Networks, Inc.(a)                             140,000    3,578,750
----------------------------------------------------------------------
Cisco Systems, Inc.(a)                             60,000    3,345,000
----------------------------------------------------------------------
                                                             6,923,750
----------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.43%

EMC Corp.(a)                                      100,000    2,743,750
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES       VALUE
COMPUTERS (SOFTWARE & SERVICES) - 3.56%

America Online, Inc.(a)(b)                         40,000 $  3,567,500
----------------------------------------------------------------------
Computer Associates International, Inc.           150,000    7,931,250
----------------------------------------------------------------------
Compuware Corp.(a)                                 44,000    1,408,000
----------------------------------------------------------------------
HBO & Co.                                          50,000    2,400,000
----------------------------------------------------------------------
Microsoft Corp.(a)                                 40,000    5,170,000
----------------------------------------------------------------------
Sterling Commerce, Inc.(a)                         60,000    2,306,250
----------------------------------------------------------------------
                                                            22,783,000
----------------------------------------------------------------------

CONSUMER FINANCE - 1.58%

Household International, Inc.                      40,000    5,102,500
----------------------------------------------------------------------
MBNA Corp.                                         80,000    2,185,000
----------------------------------------------------------------------
SLM Holding Corp.                                  20,000    2,782,500
----------------------------------------------------------------------
                                                            10,070,000
----------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 1.44%

AmeriSource Health Corp.-Class A(a)                21,300    1,240,725
----------------------------------------------------------------------
Bergen Brunswig Corp.-Class A                     100,000    4,212,500
----------------------------------------------------------------------
Cardinal Health, Inc.                              30,000    2,253,750
----------------------------------------------------------------------
Sysco Corp.                                        32,500    1,480,781
----------------------------------------------------------------------
                                                             9,187,756
----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.03%

General Electric Co.(b)                            90,000    6,603,750
----------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.18%

Kent Electronics Corp.(a)                          45,000    1,130,625
----------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.73%

Intel Corp.                                        45,000    3,161,250
----------------------------------------------------------------------
Microchip Technology, Inc.(a)                      50,000    1,500,000
----------------------------------------------------------------------
                                                             4,661,250
----------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.82%

American Express Co.                               70,000    6,247,500
----------------------------------------------------------------------
CIT Group, Inc. (The)(a)                           35,000    1,128,750
----------------------------------------------------------------------
Fannie Mae                                        135,000    7,703,437
----------------------------------------------------------------------
Freddie Mac                                       175,000    7,339,063
----------------------------------------------------------------------
MBIA, Inc.                                         50,000    3,340,625
----------------------------------------------------------------------
MGIC Investment Corp.                              25,000    1,662,500
----------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       165,000    9,755,625
----------------------------------------------------------------------
                                                            37,177,500
----------------------------------------------------------------------

FOODS - 0.54%

Ralston-Ralston Purina Group                       16,000    1,487,000
----------------------------------------------------------------------
Sara Lee Corp.                                     35,000    1,970,938
----------------------------------------------------------------------
                                                             3,457,938
----------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.36%

Mirage Resorts, Inc.(a)                           100,000    2,275,000
----------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                             MARKET
                                                 SHARES      VALUE
HEALTH CARE (DIVERSIFIED) - 4.39%

Abbott Laboratories                                 25,000 $  1,639,063
-----------------------------------------------------------------------
American Home Products Corp.(b)                    100,000    7,650,000
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                            85,000    8,043,125
-----------------------------------------------------------------------
Johnson & Johnson                                   50,000    3,293,750
-----------------------------------------------------------------------
Warner-Lambert Co.                                  60,000    7,440,000
-----------------------------------------------------------------------
                                                             28,065,938
-----------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 4.44%

Lilly (Eli) & Co.                                   30,000    2,088,750
-----------------------------------------------------------------------
Merck & Co., Inc.                                   70,000    7,437,500
-----------------------------------------------------------------------
Pfizer Inc.                                        115,000    8,574,688
-----------------------------------------------------------------------
SmithKline Beecham PLC-ADR (United Kingdom)        200,000   10,287,500
-----------------------------------------------------------------------
                                                             28,388,438
-----------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.78%

Health Management Associates, Inc.-Class A(a)       65,000    1,641,250
-----------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          100,000    3,312,500
-----------------------------------------------------------------------
                                                              4,953,750
-----------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.28%

HEALTHSOUTH Corp.(a)                                65,000    1,803,750
-----------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 1.17%

MedPartners, Inc.(a)                               250,000    5,593,750
-----------------------------------------------------------------------
PhyCor, Inc.(a)                                     70,000    1,890,000
-----------------------------------------------------------------------
                                                              7,483,750
-----------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.85%

Arterial Vascular Engineering, Inc.(a)              61,600    4,004,000
-----------------------------------------------------------------------
Boston Scientific Corp.(a)                          44,000    2,018,500
-----------------------------------------------------------------------
Henry Schein, Inc.(a)                               70,000    2,450,000
-----------------------------------------------------------------------
Medtronic, Inc.                                     64,000    3,348,000
-----------------------------------------------------------------------
                                                             11,820,500
-----------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.65%

Covance, Inc.(a)                                    45,000      894,375
-----------------------------------------------------------------------
Omnicare, Inc.                                     105,000    3,255,000
-----------------------------------------------------------------------
                                                              4,149,375
-----------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.16%

Leggett & Platt, Inc.                               24,900    1,042,688
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.59%

Colgate-Palmolive Co.                               65,000    4,777,500
-----------------------------------------------------------------------
Kimberly-Clark Corp.                                60,000    2,958,750
-----------------------------------------------------------------------
Procter & Gamble Co. (The)                          30,000    2,394,375
-----------------------------------------------------------------------
                                                             10,130,625
-----------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.54%

Provident Companies, Inc.                           90,000    3,476,250
-----------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
INSURANCE (MULTI-LINE) - 2.47%

Ace, Ltd.                                             40,000 $  3,860,000
-------------------------------------------------------------------------
American International Group, Inc.                    65,000    7,068,750
-------------------------------------------------------------------------
Travelers Group, Inc.                                 90,000    4,848,750
-------------------------------------------------------------------------
                                                               15,777,500
-------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 1.56%

Allstate Corp.                                        90,000    8,178,750
-------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A             40,000    1,760,000
-------------------------------------------------------------------------
                                                                9,938,750
-------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.64%

E*TRADE Group, Inc.(a)                               170,000    3,910,000
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             90,000    6,564,375
-------------------------------------------------------------------------
                                                               10,474,375
-------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.44%

Franklin Resources, Inc.                              32,000    2,782,000
-------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 1.42%

Brunswick Corp.                                      300,000    9,093,750
-------------------------------------------------------------------------

LODGING-HOTELS - 0.68%

Carnival Corp.-Class A                                41,600    2,303,600
-------------------------------------------------------------------------
ITT Corp.(a)                                          25,000    2,071,875
-------------------------------------------------------------------------
                                                                4,375,475
-------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.94%

Eaton Corp.                                           25,000    2,231,250
-------------------------------------------------------------------------
Hillenbrand Industries, Inc.                          30,000    1,535,625
-------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                     50,000    2,253,125
-------------------------------------------------------------------------
                                                                6,020,000
-------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.34%

Diebold, Inc.                                         43,500    2,202,188
-------------------------------------------------------------------------

NATURAL GAS - 0.52%

El Paso Natural Gas Co.                               50,000    3,325,000
-------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.77%

Boise Cascade Office Products Corp.(a)                10,400      155,350
-------------------------------------------------------------------------
Danka Business Systems PLC-ADR (United Kingdom)       89,200    1,421,625
-------------------------------------------------------------------------
Wallace Computer Services, Inc.                       85,900    3,339,363
-------------------------------------------------------------------------
                                                                4,916,338
-------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 1.38%

Exxon Corp.                                           55,000    3,365,312
-------------------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR-New York Shares
 (Netherlands)                                        60,000    3,251,250
-------------------------------------------------------------------------
YPF Sociedad Anonima-ADR (Argentina)                  65,000    2,222,188
-------------------------------------------------------------------------
                                                                8,838,750
-------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND
64

                                                             MARKET
                                               SHARES        VALUE
OIL & GAS (DRILLING & EQUIPMENT) - 2.32%

BJ Services Co.(a)                                45,000 $   3,237,188
----------------------------------------------------------------------
EVI, Inc.(a)(b)                                   45,000     2,328,750
----------------------------------------------------------------------
Halliburton                                       47,500     2,467,031
----------------------------------------------------------------------
Hvide Marine, Inc.-Class A(a)                     60,000     1,545,000
----------------------------------------------------------------------
Petroleum Geo-Services ASA-ADR (Norway)(a)        35,000     2,266,250
----------------------------------------------------------------------
Santa Fe International Corp.                      60,000     2,441,250
----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                    3,500       277,375
----------------------------------------------------------------------
Transocean Offshore Inc.                           6,100       276,788
----------------------------------------------------------------------
                                                            14,839,632
----------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.45%

Tosco Corp.                                       76,000     2,873,750
----------------------------------------------------------------------

PERSONAL CARE - 1.16%

Avon Products, Inc.(b)                            55,000     3,375,625
----------------------------------------------------------------------
Gillette Co.                                      40,000     4,017,500
----------------------------------------------------------------------
                                                             7,393,125
----------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.52%

Xerox Corp.                                       45,000     3,321,562
----------------------------------------------------------------------

PUBLISHING - 0.38%

Dow Jones & Co., Inc.                             45,000     2,415,937
----------------------------------------------------------------------

RAILROADS - 0.03%

Kansas City Southern Industries, Inc.              5,700       180,975
----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 1.71%

Cali Realty Corp.                                 50,000     2,050,000
----------------------------------------------------------------------
Crescent Real Estate Equities, Co.                60,000     2,362,500
----------------------------------------------------------------------
Patriot American Hospitality, Inc.                80,000     2,305,000
----------------------------------------------------------------------
Starwood Lodging Trust                            40,000     2,315,000
----------------------------------------------------------------------
Vornado Realty Trust                              40,000     1,877,500
----------------------------------------------------------------------
                                                            10,910,000
----------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONIC) - 0.56%

CompUSA, Inc.(a)(b)                              115,000     3,565,000
----------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 1.85%

Carson Pirie Scott & Co.(a)                       35,000     1,754,375
----------------------------------------------------------------------
Federated Department Stores, Inc.(a)              50,000     2,153,125
----------------------------------------------------------------------
J.C. Penney Co., Inc.                             55,000     3,317,187
----------------------------------------------------------------------
Kohl's Corp.(a)                                   30,000     2,043,750
----------------------------------------------------------------------
Proffitt's, Inc.(a)                               90,000     2,559,375
----------------------------------------------------------------------
                                                            11,827,812
----------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.31%

Consolidated Stores Corp.(a)                      45,000     1,977,187
----------------------------------------------------------------------

RETAIL (DRUG STORES) - 0.32%

Walgreen Co.                                      65,000     2,039,375
----------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.40%

Albertson's, Inc.                                 30,200     1,430,725
----------------------------------------------------------------------
Blue Square-Israel Ltd.-ADR (Israel)              90,000     1,113,750
----------------------------------------------------------------------
                                                             2,544,475
----------------------------------------------------------------------

                                                              MARKET
                                                  SHARES      VALUE
RETAIL (GENERAL MERCHANDISE) - 0.35%

Costco Companies, Inc.(a)                            50,000 $  2,231,250
------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.77%

Corporate Express, Inc.(a)                          280,000    3,605,000
------------------------------------------------------------------------
Polo Ralph Lauren Corp.(a)                           53,200    1,293,425
------------------------------------------------------------------------
                                                               4,898,425
------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.20%

Stage Stores, Inc.(a)                                35,000    1,308,125
------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.80%

Washington Mutual, Inc.                              80,000    5,105,000
------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 3.57%

Cendant Corp.(a)(b)                                 301,000   10,346,875
------------------------------------------------------------------------
Service Corp. International                         275,000   10,157,812
------------------------------------------------------------------------
Stewart Enterprises, Inc.-Class A                    50,000    2,331,250
------------------------------------------------------------------------
                                                              22,835,937
------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.07%

Ceridian Corp.(a)                                    55,000    2,519,687
------------------------------------------------------------------------
Equifax, Inc.                                        60,000    2,126,250
------------------------------------------------------------------------
Fiserv, Inc.(a)                                      45,000    2,210,625
------------------------------------------------------------------------
                                                               6,856,562
------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.33%

AT&T Corp.                                           55,000    3,368,750
------------------------------------------------------------------------
MCI Communications Corp.                            120,000    5,137,500
------------------------------------------------------------------------
                                                               8,506,250
------------------------------------------------------------------------

TELEPHONE - 2.17%

Cincinnati Bell, Inc.                               330,000   10,230,000
------------------------------------------------------------------------
SBC Communications, Inc.                             50,000    3,662,500
------------------------------------------------------------------------
                                                              13,892,500
------------------------------------------------------------------------

TOBACCO - 1.91%

Philip Morris Companies, Inc.                       270,000   12,234,375
------------------------------------------------------------------------

WASTE MANAGEMENT - 0.61%

USA Waste Services, Inc.(a)                         100,000    3,925,000
------------------------------------------------------------------------
  Total Common Stocks                                        517,532,928
------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 5.42%

HEALTH CARE (MANAGED CARE) - 0.69%

Medpartners Inc.-$1.44 Conv. Pfd.                   200,000    4,400,000
------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.22%

Conseco Inc.-$4.278 Conv. PRIDES                     50,000    7,800,000
------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.11%

Hvide Capital Trust-$3.25 Conv. Pfd. (Acquired
 06/24/97; Cost $600,000)(c)                         12,000      682,092
------------------------------------------------------------------------
OIL & GAS (REFINING & MARKETING) - 0.15%
Tosco Financial Trust-$2.875 Conv. Pfd.              15,300    1,000,238
------------------------------------------------------------------------
POWER PRODUCERS (INDEPENDENT) - 0.57%
AES Trust I-Series A-$2.69 Conv. Pfd.                51,000    3,659,250
------------------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL) - 0.36%
TJX Companies, Inc.-Series E-$7.00 Conv. Pfd.         6,000    2,280,000
------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                                     MARKET
                                                        SHARES       VALUE
SERVICES (COMMERCIAL & CONSUMER) - 0.17%

Automatic Common Exchange Security Trust II-$1.55
 Conv. Pfd.                                                45,000 $  1,057,500
------------------------------------------------------------------------------

SHIPPING - 0.18%

CNF Trust I-$2.50 Conv. Pfd.                               20,000    1,170,000
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.97%

WorldCom, Inc.-$2.68 Dep. Conv. Pfd.                      120,000   12,600,000
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                       34,649,080
------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                        AMOUNT
CONVERTIBLE CORPORATE BONDS - 6.27%

COMPUTERS (SOFTWARE & SERVICES) - 0.59%

Platinum Technology, Inc., Conv. Sub. Notes, 6.25%,
 12/15/02 (Acquired 12/11/97; Cost $1,997,000)(c)     $ 2,000,000    2,147,500
------------------------------------------------------------------------------
Veritas Software Corp., Conv. Sub. Notes, 5.25%,
 11/01/04 (Acquired 10/09/97; Cost $1,500,000)(c)       1,500,000    1,627,500
------------------------------------------------------------------------------
                                                                     3,775,000
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.44%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%, 05/01/06
 (Acquired 10/24/96-12/04/97; Cost $2,409,413)(c)       1,500,000    2,809,770
------------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.22%

Analog Devices, Conv. Sub. Notes, 3.50%, 12/01/00       1,000,000    1,419,680
------------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.44%

Dura Pharmaceuticals Inc., Sub. Notes, 3.50%,
 07/15/02                                               2,500,000    2,810,350
------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 1.04%

NCS Healthcare Inc., Conv. Sub. Notes, 5.75%,
 08/15/04                                               2,500,000    2,550,550
------------------------------------------------------------------------------
Omnicare, Inc., Sub. Deb., 5.00%, 12/01/07 (Acquired
 12/04/97; Cost $4,000,000)(c)                          4,000,000    4,060,000
------------------------------------------------------------------------------
                                                                     6,610,550
------------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.39%

Thermo Electron Corp., Conv. Sub. Deb., 4.25%,
 01/01/03 (Acquired 06/20/97-06/27/97; Cost
 $2,294,492)(c)                                         2,000,000    2,500,000
------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.40%

U.S. Filter Corp., Conv. Sub. Notes, 4.50%, 12/15/01    2,500,000    2,575,000
------------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.35%

Danka Business Systems PLC, (United Kingdom) Conv.
 Sub. Notes, 6.75%, 04/01/02                            2,500,000    2,237,450
------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.04%

Diamond Offshore Drilling, Inc., Conv. Sub. Notes,
 3.75%, 02/15/07                                        3,500,000    4,795,420
------------------------------------------------------------------------------
Nabors Industries, Inc., Conv. Sub. Notes, 5.00%,
 05/15/06                                               1,000,000    1,837,670
------------------------------------------------------------------------------
                                                                     6,633,090
------------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.21%

Home Depot, Inc., Conv. Sub. Notes, 3.25%, 10/01/01     1,000,000    1,347,170
------------------------------------------------------------------------------

                                                      PRINCIPAL  MARKET
                                                       AMOUNT    VALUE
RETAIL (SPECIALTY) - 0.36%

Staples Inc., Conv. Sub. Deb., 4.50%, 10/01/00
 (Acquired 10/23/97-12/30/97; Cost $2,299,750)(c)    $ 1,750,000 $  2,303,438
------------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.49%

Career Horizons, Inc., Conv. Bonds, 7.00%, 11/01/02    1,500,000    3,100,500
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.30%

Tel-Save Holdings, Inc., Conv. Sub. Notes, 5.00%,
 12/15/04 (Acquired 12/05/97; Cost $2,000,000)(c)      2,000,000    1,930,000
------------------------------------------------------------------------------
  Total Convertible Corporate Bonds                                40,051,998
------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 5.24%

 9.125%, 05/15/99(d)                                   9,000,000    9,405,720
------------------------------------------------------------------------------
 11.75%, 02/15/01(d)                                  10,000,000   11,731,000
------------------------------------------------------------------------------
 13.125%, 05/15/01(d)                                  5,000,000    6,134,500
------------------------------------------------------------------------------
 13.375%, 08/15/01                                     5,000,000    6,244,250
------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                   33,515,470
------------------------------------------------------------------------------

REPURCHASE AGREEMENT(e)  - 4.42%

Smith Barney, Inc. 6.75%, 01/02/98(f)                 28,276,446   28,276,446
------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.33%                             654,025,922
------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (2.33)%                           (14,913,377)
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $639,112,545
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security
(b) A portion of these securities are subject to call options written. See
    Note 7.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/97 was $18,060,300, which represented 2.83% of the Fund's net assets.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See note 9.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor.
(f) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Investment Abbreviations:
ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Dep.   - Depositary
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security
Sub.   - Subordinated

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND
66

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $566,330,159)          $654,025,922
----------------------------------------------------------------------
Cash                                                            16,995
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            9,550,866
----------------------------------------------------------------------
 Capital stock sold                                            978,416
----------------------------------------------------------------------
 Dividends and interest                                      1,693,975
----------------------------------------------------------------------
 Options purchased                                             145,453
----------------------------------------------------------------------
 Variation margin                                               37,500
----------------------------------------------------------------------
Investment for deferred compensation plan                       14,757
----------------------------------------------------------------------
Other assets                                                    12,621
----------------------------------------------------------------------
  Total assets                                             666,476,505
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      26,264,800
----------------------------------------------------------------------
 Capital stock reacquired                                       93,155
----------------------------------------------------------------------
 Options written                                               609,300
----------------------------------------------------------------------
 Deferred compensation plan                                     14,757
----------------------------------------------------------------------
Accrued advisory fees                                          322,312
----------------------------------------------------------------------
Accrued administrative services fees                             3,500
----------------------------------------------------------------------
Accrued directors' fees                                          1,653
----------------------------------------------------------------------
Accrued operating expenses                                      54,483
----------------------------------------------------------------------
  Total liabilities                                         27,363,960
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $639,112,545
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                33,868,543
======================================================================
Net asset value, offering and redemption price per share  $      18.87
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $36,441 foreign withholding tax)               $ 5,115,419
-----------------------------------------------------------------------------
Interest                                                           2,487,104
-----------------------------------------------------------------------------
  Total investment income                                          7,602,523
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      2,609,695
-----------------------------------------------------------------------------
Administrative services fees                                          43,065
-----------------------------------------------------------------------------
Custodian fees                                                        84,481
-----------------------------------------------------------------------------
Directors' fees and expenses                                           9,116
-----------------------------------------------------------------------------
Other                                                                 93,580
-----------------------------------------------------------------------------
  Total expenses                                                   2,839,937
-----------------------------------------------------------------------------
Less: Expenses paid indirectly                                        (5,032)
-----------------------------------------------------------------------------
  Net expenses                                                     2,834,905
-----------------------------------------------------------------------------
Net investment income                                              4,767,618
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCY TRANSACTIONS, FUTURES, AND OPTION CONTRACTS:

Net realized gain (loss) from:

 Investment securities                                             9,687,148
-----------------------------------------------------------------------------
 Foreign currency transactions                                        80,193
-----------------------------------------------------------------------------
 Future contracts                                                   (236,996)
-----------------------------------------------------------------------------
 Option contracts                                                    205,761
-----------------------------------------------------------------------------
                                                                   9,736,106
-----------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

 Investment securities                                            67,471,540
-----------------------------------------------------------------------------
 Futures contracts                                                  (277,200)
-----------------------------------------------------------------------------
 Option contracts                                                   (204,922)
-----------------------------------------------------------------------------
                                                                  66,989,418
-----------------------------------------------------------------------------
Net gain from investment securities, foreign currency
 transactions, futures and option contracts                       76,725,524
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $81,493,142
=============================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                        1997          1996
                                                    ------------  ------------
OPERATIONS:

 Net investment income                              $  4,767,618  $  2,140,854
-------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currency transactions, futures and option
  contracts                                            9,736,106       465,498
-------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, futures and option contracts            66,989,418    17,682,951
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                         81,493,142    20,289,303
-------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                 (326,695)   (1,850,460)
-------------------------------------------------------------------------------
Distributions from net realized gains                   (490,042)     (401,149)
-------------------------------------------------------------------------------
Net increase from capital stock transactions         349,104,509   152,726,725
-------------------------------------------------------------------------------
  Net increase in net assets                         429,780,914   170,764,419
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                   209,331,631    38,567,212
-------------------------------------------------------------------------------
 End of year                                        $639,112,545  $209,331,631
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $537,626,187  $188,521,678
-------------------------------------------------------------------------------
 Undistributed net investment income                   4,850,844       329,728
-------------------------------------------------------------------------------
 Undistributed net realized gain on sales of
  investment securities, foreign currency
  transactions, futures and option contracts           9,421,873       256,002
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currency transactions and option
  contracts                                           87,213,641    20,224,223
-------------------------------------------------------------------------------
                                                    $639,112,545  $209,331,631
===============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth and Income Fund (the "Fund"). The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is

                        AIM V.I. GROWTH AND INCOME FUND
68
   substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net investment income was increased and undistributed net realized gains decreased by $80,193 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
H. Put options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The options's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting

                        AIM V.I. GROWTH AND INCOME FUND                      69
services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $43,065 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,950 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $1,957 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $3,075 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $5,032 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $892,669,891 and $547,036,684, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $94,187,176
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (8,077,496)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $86,109,680
==========================================================================

Cost of investments for tax purposes is $567,916,242.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold                       20,645,975  $361,699,824  10,983,786  $153,919,542
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                 44,268       816,737     154,220     2,251,608
------------------------------------------------------------------------------
Reacquired                   (745,032)  (13,412,052)   (255,903)   (3,444,425)
------------------------------------------------------------------------------
                           19,945,211  $349,104,509  10,882,103  $152,726,725
==============================================================================

NOTE 7 - OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                     OPTION CONTRACTS
                   ---------------------
                   NUMBER OF  PREMIUMS
                   CONTRACTS  RECEIVED
                   --------- -----------
Beginning of year       --   $        --
-----------------------------------------
Written             10,942     2,589,611
-----------------------------------------
Closed              (5,011)   (1,443,882)
-----------------------------------------
Exercised             (140)      (65,272)
-----------------------------------------
Expired             (2,691)     (456,212)
-----------------------------------------
End of year          3,100      $624,245
=========================================

                        AIM V.I. GROWTH AND INCOME FUND
70

Open call option contracts written at December 31, 1997 were as follows:

                                                           DECEMBER 31,   UNREALIZED
                        CONTRACT STRIKE NUMBER OF PREMIUMS 1997 MARKET   APPRECIATION
ISSUE                    MONTH   PRICE  CONTRACTS RECEIVED    VALUE     (DEPRECIATION)
-----                   -------- ------ --------- -------- ------------ --------------
America Online, Inc.      Jan     $ 90      150   $ 35,500   $ 48,750     $ (13,250)
--------------------------------------------------------------------------------------
American Home Products
 Corp.                    Jan       80      300     19,399     14,063         5,336
--------------------------------------------------------------------------------------
Avon Products, Inc.       Jan       55      250    170,869    165,625         5,244
--------------------------------------------------------------------------------------
Cendant Corp.             Feb       35      900     91,993    137,812       (45,819)
--------------------------------------------------------------------------------------
CompUSA, Inc.             Feb       35      600     80,697    101,175       (20,478)
--------------------------------------------------------------------------------------
Dell Computer Corp.       Jan      100      250     28,937      6,250        22,687
--------------------------------------------------------------------------------------
EVI, Inc.                 Feb       55      450    139,270     73,125        66,145
--------------------------------------------------------------------------------------
General Electric Co.      Mar       75      200     57,580     62,500        (4,920)
--------------------------------------------------------------------------------------
                                          3,100   $624,245   $609,300     $  14,945
======================================================================================

NOTE 8 - PUT OPTIONS PURCHASED
Transactions in put options purchased during the year ended December 31, 1997 are summarized as follows:

                       PUT OPTION
                        CONTRACTS
                   -------------------
                   NUMBER OF PREMIUMS
                   CONTRACTS   PAID
                   --------- ---------
Beginning of year       --   $      --
---------------------------------------
Purchased            2,437     484,119
---------------------------------------
Closed                (475)   (118,799)
---------------------------------------
End of year          1,962    $365,320
=======================================

Open put option contracts purchased at December 31, 1997 were as follows:

                                                            DECEMBER 31,   UNREALIZED
                         CONTRACT STRIKE NUMBER OF PREMIUMS 1997 MARKET   APPRECIATION
                          MONTH   PRICE  CONTRACTS   PAID      VALUE     (DEPRECIATION)
                         -------- ------ --------- -------- ------------ --------------
American Home Products
 Corp.                     Apr     $70       300   $ 85,367   $ 58,125     $ (27,242)
---------------------------------------------------------------------------------------
Diamond Offshore
 Drilling, Inc.            Jan      40       400     72,700      7,500       (65,200)
---------------------------------------------------------------------------------------
EVI, Inc.                  Jan      40       225     65,600      2,813       (62,787)
---------------------------------------------------------------------------------------
EVI, Inc.                  Jan      45       225     51,300     10,547       (40,753)
---------------------------------------------------------------------------------------
Halliburton Co.            Jan      45       237     31,817      7,406       (24,411)
---------------------------------------------------------------------------------------
Nabors Industries, Inc.    Jan      30       275     33,619     51,562        17,943
---------------------------------------------------------------------------------------
Santa Fe International
 Corp.                     Jan      35       300     24,917      7,500       (17,417)
---------------------------------------------------------------------------------------
                                           1,962   $365,320   $145,453     $(219,867)
=======================================================================================

NOTE 9- OPEN FUTURES CONTRACTS
On December 31, 1997, $538,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                           UNREALIZED
                    NUMBER OF   MONTH/    APPRECIATION
                    CONTRACTS COMMITMENT (DEPRECIATION)
                    --------- ---------- --------------
Russell 2000 Index      30      Mar 98     $(354,625)
-------------------------------------------------------
S&P 500 Index           30      Mar 98        77,425
-------------------------------------------------------
                                           $(277,200)
=======================================================

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 10 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                     December 31,
                          ---------------------------------     January 31,
                            1997            1996     1995          1995
                          --------        --------  -------     -----------
Net asset value,
 beginning of period      $  15.03        $  12.68  $  9.98       $10.00
-------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.13            0.16     0.14         0.11
-------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                3.74            2.36     3.11        (0.02)
-------------------------------------------------------------------------------
   Total from investment
    operations                3.87            2.52     3.25         0.09
-------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.01)          (0.14)   (0.14)       (0.11)
-------------------------------------------------------------------------------
  Distributions from
   capital gains             (0.02)          (0.03)   (0.41)          --
-------------------------------------------------------------------------------
   Total distributions       (0.03)          (0.17)   (0.55)       (0.11)
-------------------------------------------------------------------------------
Net asset value, end of
 period                   $  18.87        $  15.03  $ 12.68       $ 9.98
===============================================================================
Total return(a)              25.72%          19.95%   32.65%        0.90%
===============================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $639,113        $209,332  $38,567       $7,380
===============================================================================
Ratio of expenses to
 average net assets           0.69%(b)(c)     0.78%    0.78%(d)     1.07%(d)(e)
===============================================================================
Ratio of net investment
 income to average net
 assets                       1.15%(b)        2.05%    1.92%(d)     1.95%(d)(e)
===============================================================================
Portfolio turnover rate        135%            148%     145%          96%
===============================================================================
Average brokerage
 commission rate paid(f)  $ 0.0612        $ 0.0644      N/A          N/A
===============================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $414,115,808.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.72% (annualized) and 1.30% (annualized), respectively.
(f) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                        AIM V.I. GROWTH AND INCOME FUND
72

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth and Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth and Income Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                        AIM V.I. GROWTH AND INCOME FUND

The Managers' Overview

EUROPEAN EQUITIES OFFSET
"ASIAN FLU"

A roundtable discussion with the Fund management team for AIM V.I. International Equity Fund about the fiscal year ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
Q. WORLD EQUITY MARKETS HAD A              Unfortunately, the same cannot be said     ment savings. As more households there
VOLATILE YEAR IN 1997. HOW DID          for Asia. The economic crisis that hit        see the advantages of stock market invest-
THE FUND PERFORM DURING THE RE-         Japan and the Asian Tigers was reflected      ing, we think demand for European equi-
PORTING PERIOD?                         in the poor performance of those markets      ties will continue to grow. At the fiscal
A. Despite a very difficult year for    during the reporting period.                  year end, five of the Fund's 10 largest
foreign equities, we are pleased to                                                   holdings were in continental Europe or
report that the Fund outperformed its   Q. WHAT CAUSED THE EXCELLENT                  the United Kingdom, including four of the
index. Total return for the Fund was    MARKET RETURNS IN EUROPE?                     top five holdings.
6.94%, compared to just 1.78% for the   A. There were two major factors at work
Morgan Stanley Capital International    in European markets. The first was ongo-      Q. WHAT CAUSED THE ECONOMIC
Europe, Australia and Far East (EAFE)   ing economic restructuring as Europe          TURBULENCE IN THE PACIFIC RIM?
Index of foreign stocks.                prepares for the European Monetary Unit       A. Simply put, the emerging markets in
                                        standards. During the fiscal year we saw      countries like Thailand, Malaysia, Indone-
Q. WHAT WERE THE MAJOR INFLU-           the economic returns caused by restruc-       sia, and the Philippines grew too quickly
ENCES ON THE FUND'S PORTFOLIO           turing gain considerable momentum.            for their size. New construction of office
DURING THE PAST 12 MONTHS?              Europe remains an area with fairly cheap      buildings and factories far outstripped
A. European markets had an outstand-    valuations, especially when compared to       demand, and the debt used to finance the
ing year. Five of the 10 best-          the United States. More importantly, earn-    construction burgeoned. When cash flow
performing markets in the world during  ings growth in Europe also continued to       became a problem, the markets in that
the reporting period were in Europe.    be strong.                                    region went into a tailspin.
Latin America also posted solid per-       The second major stimulus on markets          The first warning sign came when Thai-
formance during the fiscal year, al-    in Europe was the growth of real investing    land devalued its currency in July. Every-
though its returns were tempered by     by individual Europeans, whose invest-        thing came to a head on October 23 when
global market volatility in the final   ments represent a large pool of retire-       the Hong Kong market plunged 10.4%.
quarter of the reporting period.

As of 12/31/97, based on total net assets

 Top 10 Equity Holdings                       Top 10 Countries                 Top 10 Industries
 1. NovoNordisk A/S (Denmark)        1.17%    1. United Kingdom      16.37%    1. Banks (Major Regional)                   8.79%
 2. NTT Data Communications                   2. Japan               14.07     2. Telephone                                6.70
    Systems Co. (Japan)              1.15     3. France              10.93     3. Electronics (Component Distributors)     4.13
 3. Portugal Telecom S.A. (Portugal) 1.10     4. Germany              5.43     4. Oil & Gas (Refining & Marketing)         3.65
 4. Societe Generale (France)        1.10     5. Netherlands          5.24     5. Computers (Software & Services)          3.43
 5. Railtrack Group PLC (UK)         1.09     6. Mexico               5.10     6. Services (Commercial & Consumer)         3.37
 6. Honda Motor Co. Ltd. (Japan)     1.06     7. Switzerland          4.85     7. Manufacturing (Diversified)              3.09
 7. Novartis A.G. (Switzerland)      1.05     8. Italy                4.61     8. Oil (international Integrated)           3.00
 8. Sony Corp. (Japan)               0.97     9. Hong Kong            4.12     9. Telecommunications (Cellular/Wireless)   2.91
 9. Rohm Co. (Japan)                 0.96    10. Canada               3.58    10. Insurance (Multi-Line)                   2.76
10. Fuji Photo Film Co. (Japan)      0.94

Please keep in mind that the Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.

                       AIM V.I. INTERNATIONAL EQUITY FUND
74

The so-called "Asian Flu"-- which was     excellent year until they, too, caught        any time soon. In Europe, though, we
how market analysts termed the economic   "Asian Flu" in the last quarter of the re-    believe there will be faster earnings
turmoil in Asia--caused severe drops all  porting period. Still, in U.S. dollars Brazil growth with better valuations than in the
over the world, including the 554-point   was up over 27%, Colombia up 42%, and         United States, because Europe's cash-to-
drop in the Dow Jones Industrial Average  Mexico up 53% during the reporting period.    price earnings, price-to-book, price-to-
on October 27.                                                                          dividend, and P/E ratios all are lower than
                                          Q. WHAT IS YOUR OUTLOOK FOR THE               in the U.S. The economic outlook in Latin
Q. HOW DID THE TURMOIL IN THOSE           FUND IN THE NEAR TERM?                        America seems positive as well.
MARKETS AFFECT THE FUND?                  A. We are still very positive on Europe,         The economic indicators in the U.S.
A. Fortunately, we had lowered the        and very hesitant on the pacific Rim.         also remain positive, and that is good for
portfolio's weightings in Asia prior to   Conditions worldwide remain quite good        markets around the world because they
October's troubles. We began 1997 with    for equities, although it is unrealistic to   often take their lead from the U.S. As long
17% of the portfolio in Asia, excluding   expect continued equity returns of 20% or     as we continue to see the combination of
Japan, and that figure was around 5% at   more. Asian markets may worsen before         low inflation and low interest rates
the end of the reporting period.          experiencing a recovery, so we do not         around the globe, the short-term outlook
   Our earnings discipline facilitated    expect to increase our Asian weightings       for global equities will remain promising.
our exit from markets in the Pacific
Rim. The earnings in most of the compan-  Growth of a $10,000 Investment
ies in that region were on a downward     From 5/5/93-12/31/97
trend prior to the October market drop,
and our discipline dictated that it was          AIM V.I. International  Lipper International   Europe-Australia-
time to sell those holdings.                          Equity Fund             Fund Index       Asia-Far East Index
                                          5/5/93        $10,000                $10,000              $10,000
                                          6/1/93         10,000                 10,000               10,000
Q. WHAT WAS THE ECONOMIC                  8/93           10,474                 10,783               10,699
SITUATION IN JAPAN?                       11/93          10,770                 10,827                9,802
A. Unfortunately, the second-largest      2/94           11,964                 12,350               11,327
economy in the world was still in the     5/94           11,649                 12,079               11,195
grips of a major recession during the     8/94           12,182                 12,678               11,692
reporting period. A number of Japanese    11/94          11,599                 11,985               11,097
banks had investments and outstanding     2/95           11,182                 11,235               10,664
loans to their Asian neighbors, so the    5/95           12,251                 12,073               11,568
"Asian Flu" spread here, as well.         8/95           12,923                 12,569               11,564
However, because of the size and matur-   11/95          13,141                 12,643               11,745
ity of the Japanese market, many Japan-   2/96           14,173                 13,375               12,263
ese companies are global, rather than     5/96           14,985                 14,012               12,602
regional, players.                        8/96           14,906                 13,841               12,280
   The Fund still owned familiar names    11/96          16,016                 14,756               12,922
such as Honda Motor Company and Sony      2/97           16,412                 15,181               12,462
Corp. We believe that large, multi-       5/97           17,247                 16,192               13,339
national companies such as these will     8/97           17,257                 16,247               13,187
weather the economic storm in Japan and   11/97          17,217                 15,843               12,675
prosper once things there stabilize.      12/97          17,380                 15,969               12,769
Just over 14% of the Fund was in Japan
at the end of the reporting period.       AVERAGE ANNUAL TOTAL RETURNS           Past performance cannot guarantee
                                          As of 12/31/97                         comparable future results.
Q. YOU MENTIONED THAT YOU HAVE            1 Year                6.94%
REDUCED THE FUND'S EXPOSURE IN            Inception (5/5/93)   12.91
ASIA. WHERE HAVE YOU PUT THAT
MONEY TO WORK?                            The performance figures shown represent the AIM V.I. International Equity Fund and are not
A. The portfolio's holdings in Latin      intended to reflect actual annuity values, and do not reflect charges at the separate
America increased dramatically. At the    account level which, if applied, would lower the performance results. The Fund's perform-
end of the reporting period, 11% of the   ance figures are historical and reflect reinvestment of all distributions and changes in
Fund was invested there. The markets in   net asset value. The Fund's investment return and principal value will fluctuate so that
Brazil, Colombia, Mexico, and other       Fund shares, when redeemed, may be worth more or less than their original cost.
countries in the region were enjoying an  Source: Towers Data Systems HYPO--Registered Trademark--.
                                             The Europe, Australia, and Far East Index (EAFE) is a group of unmanaged foreign sec-
                                          urities. It is compiled by Morgan Stanley Capital International. Lipper Analytical
                                          Services, Inc. is an imdependent mutual fund performance monitor. The unmanaged Lipper
                                          International Fund Index represents an average of the performance of the 30 largest international mutual funds.
                                             An investment cannot be made in any index listed. Index results include reinvested dividends.
                                             International investing presents certain risks not associated with investing solely in the United States. These include, for instance, risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks, and the lesser degree of public information required to be provided by non-U.S.
                                          companies.

                       AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                                     MARKET
                                                        SHARES       VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 94.10%

ARGENTINA - 2.81%

Banco de Galicia y Buenos Aires S.A. de C.V.-ADR
 (Banks-Regional)                                          35,574 $    916,031
------------------------------------------------------------------------------
Banco Rio de La Plata S.A. (Banks-Money Center)(a)         40,000      560,000
------------------------------------------------------------------------------
Perez Companc S.A.-Class B (Oil & Gas-Refining &
 Marketing)                                               167,141    1,193,614
------------------------------------------------------------------------------
Telefonica de Argentina S.A.-ADR (Telephone)               41,000    1,527,250
------------------------------------------------------------------------------
YPF Sociedad Anonima-ADR (Oil-International
 Integrated)                                               50,400    1,723,050
------------------------------------------------------------------------------
                                                                     5,919,945
------------------------------------------------------------------------------

AUSTRALIA - 1.92%

Boral Ltd. (Engineering & Construction)                   402,000    1,016,574
------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Beverages-Non-Alcoholic)            80,241      599,638
------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance-Property-
 Casualty)                                                231,019    1,039,963
------------------------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)                            157,160      331,870
------------------------------------------------------------------------------
Westpac Banking Corp., Ltd. (Banking)                     168,000    1,074,793
------------------------------------------------------------------------------
                                                                     4,062,838
------------------------------------------------------------------------------

AUSTRIA - 0.75%

OMV A.G. (Oil & Gas-Refining & Marketing)                   6,500      900,526
------------------------------------------------------------------------------
VA Technologie A.G. (Engineering & Construction)            4,550      690,884
------------------------------------------------------------------------------
                                                                     1,591,410
------------------------------------------------------------------------------

BELGIUM - 1.21%

Barco Industries (Manufacturing-Diversified)                4,000      734,123
------------------------------------------------------------------------------
COLRUYT S.A. (Retail-Food Chains)                           1,500      766,174
------------------------------------------------------------------------------
UCB S.A. (Manufacturing-Diversified)                          320    1,056,274
------------------------------------------------------------------------------
                                                                     2,556,571
------------------------------------------------------------------------------

BRAZIL - 2.19%

Companhia Energetica de Minas Gerais (Electric
 Companies)                                                17,000      738,614
------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras, Pfd. (Oil & Gas-
 Exploration & Production)                                  3,013      704,645
------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.-Telebras-ADR
 (Telephone)                                               14,700    1,711,631
------------------------------------------------------------------------------
Telecomunicacoes de Sao Paulo S.A.-TELESP, Pfd.
 (Telephone)                                                5,500    1,463,595
------------------------------------------------------------------------------
                                                                     4,618,485
------------------------------------------------------------------------------

CANADA - 3.59%

Bank of Montreal (Banks-Money Center)                      11,800      523,096
------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                   9,000      425,250
------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas-
 Exploration & Production)(a)                              33,000      706,623
------------------------------------------------------------------------------

                                                                     MARKET
                                                        SHARES       VALUE
CANADA - (CONTINUED)

Canadian Pacific, Ltd. (Railroads)                         15,000 $    408,750
------------------------------------------------------------------------------
Magna International, Inc.-Class A (Machinery-
 Diversified)                                              10,050      630,125
------------------------------------------------------------------------------
Northern Telecom Ltd.-ADR (Communications Equipment)        6,000      534,000
------------------------------------------------------------------------------
Petro-Canada (Oil-Domestic Integrated)                     54,000      982,471
------------------------------------------------------------------------------
Royal Bank of Canada (Savings & Loan Companies)            18,800      994,563
------------------------------------------------------------------------------
Suncor, Inc. (Oil-International Integrated)                38,000    1,302,963
------------------------------------------------------------------------------
Toronto-Dominion Bank (Banks-Regional)                     28,100    1,057,892
------------------------------------------------------------------------------
                                                                     7,565,733
------------------------------------------------------------------------------

CHILE - 0.64%

Cia. de Telecomunicaciones de Chile S.A.-ADR
 (Telephone)                                               25,500      761,813
------------------------------------------------------------------------------
Quinenco S.A.-ADR (Financial-Diversified)(a)               50,500      580,750
------------------------------------------------------------------------------
                                                                     1,342,563
------------------------------------------------------------------------------

DENMARK - 1.17%

Novo Nordisk A/S (Health Care-Drugs-Generic & Other)       17,200    2,460,048
------------------------------------------------------------------------------

FINLAND - 0.46%

Nokia Oy A.B.-Class A (Telecommunications-
 Cellular/Wireless)                                        14,000      978,545
------------------------------------------------------------------------------

FRANCE - 10.47%

Accor S.A. (Lodging-Hotels)                                 2,900      539,188
------------------------------------------------------------------------------
Alcatel Alsthom (Manufacturing-Diversified)                 8,000    1,016,865
------------------------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)                            13,000    1,005,915
------------------------------------------------------------------------------
Banque Nationale de Paris (Banks-Major Regional)           24,300    1,291,613
------------------------------------------------------------------------------
Cap Gemini Sogeti S.A. (Computers-Software &
 Services)                                                 16,000    1,311,955
------------------------------------------------------------------------------
Compagnie Francaise d'Etudes et de Construction
 Technip (Oil & Gas-Refining & Marketing)                   4,250      448,409
------------------------------------------------------------------------------
Elf Aquitaine S.A. (Oil & Gas-Refining & Marketing)         9,000    1,046,772
------------------------------------------------------------------------------
Essilor International (Manufacturing-Specialized)           2,275      680,402
------------------------------------------------------------------------------
Lafarge S.A. (Engineering & Construction)                  13,600      892,355
------------------------------------------------------------------------------
Legrand S.A. (Housewares)                                   3,000      597,657
------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Retail-General
 Merchandise)                                               3,560    1,899,337
------------------------------------------------------------------------------
Promodes (Retail-Food Chains)                               2,750    1,140,940
------------------------------------------------------------------------------
Renault S.A.(Automobiles)(a)                               45,000    1,265,847
------------------------------------------------------------------------------
Renault S.A.(Automobiles) (Acquired 07/31/97; cost
 $581,584)(a)(b)                                           21,000      590,729
------------------------------------------------------------------------------
Rexel S.A. (Distributors-Food & Health)                     2,000      623,079
------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND
76

                                                                    MARKET
                                                        SHARES      VALUE
FRANCE - (CONTINUED)

Rhone-Poulenc-Class A (Chemicals-Diversified)              26,500 $  1,187,073
------------------------------------------------------------------------------
Schneider S.A. (Housewares)                                15,800      857,928
------------------------------------------------------------------------------
Societe BIC S.A. (Office Equipment & Supplies)             22,000    1,605,815
------------------------------------------------------------------------------
Societe Generale (Banks-Major Regional)                    17,000    2,316,192
------------------------------------------------------------------------------
Sodexho S.A. (Services-Commercial & Consumer)                 900      481,964
------------------------------------------------------------------------------
Total S.A.-Class B (Oil & Gas-Refining & Marketing)        10,300    1,120,960
------------------------------------------------------------------------------
Valeo S.A. (Auto Parts & Equipment)                         2,500      169,561
------------------------------------------------------------------------------
                                                                    22,090,556
------------------------------------------------------------------------------

GERMANY - 5.43%

Adidas A.G. (Footwear)                                      4,100      539,222
------------------------------------------------------------------------------
Adidas A.G. (Footwear) (Acquired 04/11/97; cost
 $837,524)(b)                                               7,950    1,045,564
------------------------------------------------------------------------------
Allianz A.G. (Insurance-Multi-Line)                         2,300      595,775
------------------------------------------------------------------------------
Bayerische Vereinsbank A.G. (Banks-Major Regional)         18,000    1,177,654
------------------------------------------------------------------------------
Commerzbank A.G. (Banks-Major Regional)                    29,500    1,160,978
------------------------------------------------------------------------------
Continental A.G. (Auto Parts & Equipment)                  28,000      617,899
------------------------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major Regional)                  24,000    1,107,282
------------------------------------------------------------------------------
Henkel KGaA (Chemicals-Diversified)                        12,650      798,096
------------------------------------------------------------------------------
Mannesmann A.G. (Machinery-Diversified)                     2,380    1,202,568
------------------------------------------------------------------------------
Porsche A.G. (Automobiles)                                    300      500,278
------------------------------------------------------------------------------
SAP A.G. (Computers-Software & Services)                    2,650      805,017
------------------------------------------------------------------------------
SAP A.G., Pfd. (Computers-Software & Services)              2,700      883,241
------------------------------------------------------------------------------
VEBA A.G. (Manufacturing-Diversified)                      15,000    1,021,401
------------------------------------------------------------------------------
                                                                    11,454,975
------------------------------------------------------------------------------

HONG KONG - 3.99%

Cheung Kong (Holdings) Ltd. (Land Development)             86,000      563,234
------------------------------------------------------------------------------
China Telecom (Hong Kong) Ltd.-ADR
 (Telecommunications-Cellular/Wireless)(a)                 16,900      567,206
------------------------------------------------------------------------------
Cosco Pacific Ltd. (Financial-Diversified)                962,000      782,114
------------------------------------------------------------------------------
First Pacific Company Ltd. (Distributors-Food &
 Health)                                                1,137,368      550,411
------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd. (Natural Gas)              878,352    1,700,256
------------------------------------------------------------------------------
HSBC Holdings PLC (Banks-Major Regional)                   48,000    1,183,120
------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food Chains)               242,000    1,517,770
------------------------------------------------------------------------------
New World Infrastructure Ltd. (Services-Commercial &
 Consumer)(a)                                             290,000      653,052
------------------------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)                                 460,000      483,804
------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Land Development)            59,600      415,331
------------------------------------------------------------------------------
                                                                     8,416,298
------------------------------------------------------------------------------

INDONESIA - 0.61%

Gulf Indonesia Resources Ltd. (Oil-International
 Integrated)(a)                                            45,700    1,005,400
------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
INDONESIA - (CONTINUED)

PT Indosat (Telecommunications-Cellular/Wireless)           91,000 $    168,764
-------------------------------------------------------------------------------
PT Indosat-ADR (Telecommunications-Cellular/Wireless)        6,400      123,600
-------------------------------------------------------------------------------
                                                                      1,297,764
-------------------------------------------------------------------------------

IRELAND - 0.67%

Bank of Ireland (Banks-Major Regional)                      38,500      591,211
-------------------------------------------------------------------------------
Elan Corp. PLC-ADR (Health Care-Drugs-Generic &
 Other)(a)                                                  16,000      819,000
-------------------------------------------------------------------------------
                                                                      1,410,211
-------------------------------------------------------------------------------

ITALY - 4.61%

Assicurazioni Generali (Insurance-Multi-Line)               49,100    1,208,237
-------------------------------------------------------------------------------
Credito Italiano S.p.A. (Banks-Major Regional)             610,000    1,886,897
-------------------------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas-Refining
 & Marketing)                                              201,000    1,147,825
-------------------------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A. (Banks-Major
 Regional)                                                  81,000      960,324
-------------------------------------------------------------------------------
Pirelli S.p.A. (Electrical Equipment)                      387,441    1,026,970
-------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications-
 Cellular/Wireless)                                        365,000    1,684,076
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                          283,333    1,812,434
-------------------------------------------------------------------------------
                                                                      9,726,763
-------------------------------------------------------------------------------

JAPAN - 13.87%

Advantest Corp. (Electronics-Instrumentation)               24,530    1,390,227
-------------------------------------------------------------------------------
Bridgestone Corp. (Auto Parts & Equipment)                  47,000    1,018,687
-------------------------------------------------------------------------------
Canon, Inc. (Office Equipment & Supplies)                   80,000    1,862,602
-------------------------------------------------------------------------------
Fuji Photo Film Co. (Leisure Time-Products)                 52,000    1,991,269
-------------------------------------------------------------------------------
Hitachi Cable, Ltd. (Metal Fabricators)                    124,000      795,834
-------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobiles)                         61,000    2,237,803
-------------------------------------------------------------------------------
Hoya Corp.(Manufacturing-Specialized)                       24,000      753,619
-------------------------------------------------------------------------------
Ibiden Co., Ltd. (Electronics-Component Distributors)      118,000    1,427,893
-------------------------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd. (Electrical
 Equipment)                                                 57,000      833,806
-------------------------------------------------------------------------------
Minebea Company Ltd. (Electronics-Component
 Distributors)                                             157,000    1,683,388
-------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronics-
 Component Distributors)                                    31,000      778,739
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. (Telephone)               2,320    1,990,044
-------------------------------------------------------------------------------
Nippon Television Network (Broadcasting-Television,
 Radio & Cable)                                              2,690      789,056
-------------------------------------------------------------------------------
NTT Data Communications Systems Co. (Computers-
 Software & Services)                                          450    2,422,838
-------------------------------------------------------------------------------
Ricoh Corp. Ltd. (Office Equipment & Supplies)             108,000    1,339,971
-------------------------------------------------------------------------------
Rohm Co. (Electronics-Component Distributors)               20,000    2,037,221
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                      MARKET
                                                         SHARES       VALUE
JAPAN - (CONTINUED)

SMC Corp.(Machinery-Diversified)                            10,200 $    898,369
-------------------------------------------------------------------------------
Sony Corp. (Electronics-Component Distributors)             23,000    2,043,348
-------------------------------------------------------------------------------
TDK Corp. (Electrical Equipment)                            24,000    1,808,685
-------------------------------------------------------------------------------
Tokyo Electron Ltd. (Electronics-Semiconductors)            36,500    1,168,492
-------------------------------------------------------------------------------
                                                                     29,271,891
-------------------------------------------------------------------------------

MEXICO - 5.10%

Cifra S.A. de C.V. (Retail-General Merchandise)            538,000    1,206,592
-------------------------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)          31,600    1,832,800
-------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V.-Class B
 (Beverages-Alcoholic)                                     232,000    1,862,784
-------------------------------------------------------------------------------
Grupo Industrial Maseca S.A. de C.V.-Class B (Foods)       646,200      667,779
-------------------------------------------------------------------------------
Grupo Televisa S.A.-GDR (Entertainment)(a)                  35,600    1,377,275
-------------------------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de C.V.-Class A (Paper
 & Forest Products)                                        322,000    1,552,048
-------------------------------------------------------------------------------
Panamerican Beverages, Inc.-Class A (Beverages-Non-
 Alcoholic)                                                 60,200    1,964,025
-------------------------------------------------------------------------------
TV Azteca, S.A. de C.V.-ADR (Broadcasting-Television,
 Radio & Cable)(a)                                          13,400      302,337
-------------------------------------------------------------------------------
                                                                     10,765,640
-------------------------------------------------------------------------------

NETHERLAND - 5.24%

Akzo Nobel N.V. (Chemicals-Diversified)                      7,350    1,267,260
-------------------------------------------------------------------------------
CMG PLC (Computers-Software & Services)                     35,400      883,407
-------------------------------------------------------------------------------
Getronics N.V. (Computers-Software & Services)              29,200      930,299
-------------------------------------------------------------------------------
Koninklijke Ahold N.V. (Retail-Food Chains)                 38,000      991,394
-------------------------------------------------------------------------------
Koninklijke Nutricia Verenigde Bedrijven N.V. (Foods)       15,000      454,960
-------------------------------------------------------------------------------
Koninklijke Pakhoed N.V. (Shipping)                         24,700      712,623
-------------------------------------------------------------------------------
Oce-Van Der Grinten N.V. (Office Equipment &
 Supplies)                                                   4,500      490,469
-------------------------------------------------------------------------------
Philips Electronics N.V. (Household Furniture &
 Appliances)                                                16,400      983,523
-------------------------------------------------------------------------------
Randstad Holdings N.V. (Services-Commercial &
 Consumer)                                                  13,000      489,187
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co. (Oil-International
 Integrated)                                                18,000      988,040
-------------------------------------------------------------------------------
Stork N.V. (Manufacturing-Diversified)                      13,000      448,795
-------------------------------------------------------------------------------
Vendex International N.V. (Retail-General
 Merchandise)                                               20,500    1,131,334
-------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit (Publishing)                                         32,500      916,825
-------------------------------------------------------------------------------
Wolters Kluwer N.V. (Specialty Printing)                     2,900      374,577
-------------------------------------------------------------------------------
                                                                     11,062,693
-------------------------------------------------------------------------------

NORWAY - 0.63%

Petroleum Geo-Services A.S.A. (Oil-International
 Integrated)(a)                                             21,000    1,322,644
-------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
PHILIPPINES - 0.36%

Metro Pacific Corp. (Manufacturing-Diversified)          4,745,440 $    131,232
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co. (Telephone)          16,660      361,995
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.-ADR
 (Telephone)                                                11,600      261,000
-------------------------------------------------------------------------------
                                                                        754,227
-------------------------------------------------------------------------------

PORTUGAL - 1.69%

Cimpor-Cimentos de Portugal S.A. (Construction-Cement
 & Aggregates)                                              17,650      462,610
-------------------------------------------------------------------------------
Electricidade de Portugal, S.A.-ADR (Electric
 Companies)(a)                                              13,800      534,750
-------------------------------------------------------------------------------
Portugal Telecom S.A. (Telephone)                           50,000    2,320,021
-------------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications-Cellular/Wireless)(a)                   2,400      255,713
-------------------------------------------------------------------------------
                                                                      3,573,094
-------------------------------------------------------------------------------

SINGAPORE - 0.96%

City Developments Ltd. (Land Development)                  155,000      717,295
-------------------------------------------------------------------------------
DBS Land Ltd. (Land Development)                           408,000      624,527
-------------------------------------------------------------------------------
Overseas Union Bank Ltd. (Banks-Major Regional)            181,200      693,408
-------------------------------------------------------------------------------
                                                                      2,035,230
-------------------------------------------------------------------------------

SPAIN - 2.35%

Banco Bilbao Vizcaya, S.A. (Banks-Major Regional)           42,900    1,388,231
-------------------------------------------------------------------------------
Endesa S.A. (Electric Companies)                            49,200      873,554
-------------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                         83,800    1,102,849
-------------------------------------------------------------------------------
Telefonica de Espana (Telephone)                            56,000    1,598,950
-------------------------------------------------------------------------------
                                                                      4,963,584
-------------------------------------------------------------------------------

SWEDEN - 2.06%

Electrolux A.B. (Household Furniture & Appliances)          15,700    1,089,522
-------------------------------------------------------------------------------
Hennes & Mauritz A.B.-Class B (Retail-Specialty-
 Apparel)                                                   37,000    1,631,003
-------------------------------------------------------------------------------
Sparbanken Sverige A.B.-Class A (Banks-Major
 Regional)                                                  52,000    1,182,131
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                 12,000      447,750
-------------------------------------------------------------------------------
                                                                      4,350,406
-------------------------------------------------------------------------------

SWITZERLAND - 4.85%

Ciba Specialty Chemicals A.G. (Chemicals-
 Specialty)(a)                                              11,800    1,404,858
-------------------------------------------------------------------------------
Clariant A.G. (Chemicals-Specialty)                          1,900    1,586,042
-------------------------------------------------------------------------------
Credit Suisse Group (Banks-Major Regional)                   7,700    1,190,694
-------------------------------------------------------------------------------
Holderbank Financiere Glarus A.G.-Class B
 (Construction-Cement & Aggregates)                          1,190      970,565
-------------------------------------------------------------------------------
Nestle S.A. (Foods)                                            770    1,153,288
-------------------------------------------------------------------------------
Novartis A.G. (Health Care-Diversified)                      1,368    2,218,378
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND
78

                                                                      MARKET
                                                         SHARES       VALUE
SWITZERLAND - (CONTINUED)

Schweizerischer Bankverein (Banks-Major Regional)            3,300 $  1,025,111
-------------------------------------------------------------------------------
Zurich Versicherungs-Gesellschaft (Insurance-Multi-
 Line)                                                       1,450      690,523
-------------------------------------------------------------------------------
                                                                     10,239,459
-------------------------------------------------------------------------------

TAIWAN - 0.10%

Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
 (Electronics-Semiconductors)(a)                            12,000      218,250
-------------------------------------------------------------------------------

UNITED KINGDOM - 16.37%

Airtours PLC (Services-Commercial & Consumer)               45,150      919,486
-------------------------------------------------------------------------------
Amersham International PLC (Health Care-Drugs-Generic
 & Other)                                                   21,000      780,149
-------------------------------------------------------------------------------
Barclays PLC (Banks-Major Regional)                         25,000      664,330
-------------------------------------------------------------------------------
Blue Circle Industries PLC (Construction-Cement &
 Aggregates)                                               155,000      869,337
-------------------------------------------------------------------------------
Bodycote International PLC (Chemicals-Specialty)            40,500      600,965
-------------------------------------------------------------------------------
Bodycote International PLC (Chemicals-Specialty),
 Rts. expiring 01/09/98                                     10,125       66,515
-------------------------------------------------------------------------------
British Aerospace PLC (Aerospace/Defense)                   42,000    1,196,780
-------------------------------------------------------------------------------
British Petroleum Co. PLC (Oil & Gas-Refining &
 Marketing)                                                140,000    1,839,432
-------------------------------------------------------------------------------
Cable & Wireless PLC (Telecommunications-
 Cellular/Wireless)                                        117,000    1,028,029
-------------------------------------------------------------------------------
Compass Group PLC (Services-Commercial & Consumer)          78,000      959,494
-------------------------------------------------------------------------------
Dixons Group PLC (Retail-Specialty)                        107,000    1,073,719
-------------------------------------------------------------------------------
EMAP PLC (Publishing)                                       62,500      929,981
-------------------------------------------------------------------------------
General Electric Co. PLC (Manufacturing-Diversified)       168,100    1,089,132
-------------------------------------------------------------------------------
GKN PLC (Manufacturing-Diversified)                         50,000    1,024,005
-------------------------------------------------------------------------------
Granada Group PLC (Leisure Time-Products)                   43,000      656,776
-------------------------------------------------------------------------------
Hays PLC (Services-Commercial & Consumer)                  104,000    1,386,932
-------------------------------------------------------------------------------
Kingfisher PLC (Retail-Department Stores)                   80,000    1,114,170
-------------------------------------------------------------------------------
Ladbroke Group PLC (Leisure Time-Products)                 365,200    1,583,467
-------------------------------------------------------------------------------
Lloyds TSB Group PLC (Banks-Major Regional)                 57,000      736,742
-------------------------------------------------------------------------------
Misys PLC (Services-Commercial & Consumer)                  25,000      755,481
-------------------------------------------------------------------------------
Next PLC (Retail-General Merchandise)                       97,500    1,108,093
-------------------------------------------------------------------------------
Pearson PLC (Specialty Printing)                            95,000    1,234,144
-------------------------------------------------------------------------------
Provident Financial PLC (Consumer Finance)                  92,800    1,219,281
-------------------------------------------------------------------------------
Railtrack Group PLC (Shipping)                             145,000    2,302,821
-------------------------------------------------------------------------------
Rentokil Initial PLC (Services-Commercial & Consumer)      274,000    1,192,510
-------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group PLC (Insurance-
 Multi-Line)                                               133,000    1,338,992
-------------------------------------------------------------------------------
Siebe PLC (Electronics-Component/Distributors)              38,000      745,791
-------------------------------------------------------------------------------
Smiths Industries PLC (Machinery-Diversified)               26,000      362,105
-------------------------------------------------------------------------------

                                                                     MARKET
                                                       SHARES        VALUE
UNITED KINGDOM - (CONTINUED)

Tarmac PLC (Engineering & Construction)                   844,500 $  1,581,140
------------------------------------------------------------------------------
Unilever PLC (Foods)                                      208,000    1,779,782
------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications-
 Cellular/Wireless)                                       185,000    1,333,835
------------------------------------------------------------------------------
WPP Group PLC (Services-Advertising/Marketing)            240,000    1,068,184
------------------------------------------------------------------------------
                                                                    34,541,600
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                    198,591,423
------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                      AMOUNT(c)
FOREIGN CONVERTIBLE BONDS - 0.80%(c)

FRANCE - 0.47%

AXA-UAP (Insurance-Multi-Line), Conv. Sr. Deb.,
 4.50%, 01/01/99                                    FRF 3,307,500      986,177
------------------------------------------------------------------------------

HONG KONG - 0.13%

New World Infrastructure Ltd. (Services-Commercial
 & Consumer), Conv. Bonds, 5.00%, 07/15/01          HKD   280,000      278,600
------------------------------------------------------------------------------

JAPAN - 0.20%

Ricoh Co., Ltd. (Office Equipment & Supplies),
 Conv. Bonds, 0.35%, 03/31/03                       JPY40,000,000      416,328
------------------------------------------------------------------------------
  Total Foreign Convertible Bonds                                    1,681,105
------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 3.82%(d)

Smith Barney, Inc., 6.75%, 01/02/98(e)              $   8,056,299    8,056,299
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.72%                                         208,328,827
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.28%                                2,693,758
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $211,022,585
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The market value of these securities at December 31 , 1997 was $1,636,293 which represented 0.78% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized $395,097,000 U. S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Abbreviations
ADR  - American Depositary Receipt      HKD  - Hong Kong dollar
Conv.- Convertible                      JPY  - Japanese Yen
Deb. - Debentures                       Pfd. - Preferred
FRF  - French Franc                     Rts. - Rights
GDR  - Global Depositary Receipt        Sr.  - Senior

See Notes to Financial Statements.

                      AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $168,107,886)          $208,328,827
----------------------------------------------------------------------
Foreign currencies, at market value (cost $1,156,244)        1,138,250
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            125,981
----------------------------------------------------------------------
 Foreign currency sold                                           8,691
----------------------------------------------------------------------
 Investments sold                                            2,416,689
----------------------------------------------------------------------
 Dividends and interest                                        309,815
----------------------------------------------------------------------
Organizational costs, net                                          964
----------------------------------------------------------------------
Investment for deferred compensation plan                       17,615
----------------------------------------------------------------------
  Total assets                                             212,346,832
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                      204,927
----------------------------------------------------------------------
 Foreign currency purchased                                        667
----------------------------------------------------------------------
 Investments purchased                                         918,035
----------------------------------------------------------------------
 Deferred compensation plan                                     17,615
----------------------------------------------------------------------
Accrued advisory fees                                          134,159
----------------------------------------------------------------------
Accrued administrative services fees                             4,547
----------------------------------------------------------------------
Accrued directors' fees                                          1,609
----------------------------------------------------------------------
Accrued operating expenses                                      42,688
----------------------------------------------------------------------
  Total liabilities                                          1,324,247
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $211,022,585
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                12,319,556
======================================================================
Net asset value, offering and redemption price per share        $17.13
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $404,480 foreign withholding tax)             $ 2,884,830
----------------------------------------------------------------------------
Interest                                                            366,128
----------------------------------------------------------------------------
  Total investment income                                         3,250,958
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     1,519,323
----------------------------------------------------------------------------
Administrative services fees                                         59,724
----------------------------------------------------------------------------
Custodian fees                                                      226,066
----------------------------------------------------------------------------
Directors' fees and expenses                                          8,453
----------------------------------------------------------------------------
Organizational costs                                                  2,892
----------------------------------------------------------------------------
Other                                                                62,939
----------------------------------------------------------------------------
  Total expenses                                                  1,879,397
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                       (1,205)
----------------------------------------------------------------------------
  Net expenses                                                    1,878,192
----------------------------------------------------------------------------
Net investment income                                             1,372,766
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCIES:

Net realized gain (loss) from:

 Investment securities                                             (523,791)
----------------------------------------------------------------------------
 Foreign currency transactions                                     (219,642)
----------------------------------------------------------------------------
                                                                   (743,433)
----------------------------------------------------------------------------

NET UNREALIZED APPRECIATION (DEPRECIATION) OF:

 Investment securities                                           11,912,209
----------------------------------------------------------------------------
 Foreign currency transactions                                      (33,863)
----------------------------------------------------------------------------
                                                                 11,878,346
----------------------------------------------------------------------------
 Net gain on investment securities and foreign currencies        11,134,913
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $12,507,679
============================================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND
80

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  1,372,766  $    962,870
------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities and foreign currency transactions         (743,433)    4,388,374
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and foreign currency transactions       11,878,346    17,071,573
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                        12,507,679    22,422,817
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (955,397)     (377,734)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                               (3,362,028)           --
------------------------------------------------------------------------------
Net increase from capital stock transactions         37,094,253    61,436,140
------------------------------------------------------------------------------
  Net increase in net assets                         45,284,507    83,481,223
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  165,738,078    82,256,855
------------------------------------------------------------------------------
 End of year                                       $211,022,585  $165,738,078
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $170,283,064  $133,188,811
------------------------------------------------------------------------------
 Undistributed net investment income                  1,134,854       937,128
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currency
  transactions                                         (580,780)    3,305,038
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currency transactions                  40,185,447    28,307,101
------------------------------------------------------------------------------
                                                   $211,022,585  $165,738,078
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM V.I. International Equity Fund (the "Fund"). The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in

                       AIM V.I. INTERNATIONAL EQUITY FUND
   foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997 undistributed net investment income was decreased and undistributed net realized gain (loss) increased by $219,643 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $59,724 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,684 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $715 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $490 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,205 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $145,204,122 and $110,775,339, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $48,320,669
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (8,100,740)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $40,219,929
==========================================================================

 Cost of investments for tax purposes is $168,108,898.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                     1996
                           ------------------------  ----------------------
                             SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  ------------  ---------  -----------
Sold                        2,963,552  $ 50,938,182  4,432,824  $66,189,679
----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                257,449     4,317,425     23,877      377,734
----------------------------------------------------------------------------
Reacquired                 (1,031,143)  (18,161,354)  (347,543)  (5,131,273)
----------------------------------------------------------------------------
                            2,189,858  $ 37,094,253  4,109,158  $61,436,140
============================================================================

                      AIM V.I. INTERNATIONAL EQUITY FUND
82

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                 DECEMBER 31,                      JANUARY 31,
                           ---------------------------------     -------------------
                             1997            1996     1995        1995        1994
                           --------        --------  -------     -------     -------
Net asset value,
 beginning of period       $  16.36        $  13.66  $ 11.03     $ 12.49     $ 10.00
--------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income        0.10            0.07     0.07        0.06          --
--------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                 1.03            2.67     2.58       (1.49)       2.49
--------------------------------------------------------------------------------------------
   Total from investment
    operations                 1.13            2.74     2.65       (1.43)       2.49
--------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income          (0.08)          (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------
  Distributions from net
   realized capital gains     (0.28)             --       --          --          --
--------------------------------------------------------------------------------------------
   Total distributions        (0.36)          (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $  17.13        $  16.36  $ 13.66     $ 11.03     $ 12.49
============================================================================================
Total return(a)                6.94%          20.05%   24.04%     (11.48)%     24.90%
============================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $211,023        $165,738  $82,257     $55,019     $23,533
============================================================================================
Ratio of expenses to
 average net assets            0.93%(b)(c)     0.96%    1.15%(d)    1.27%(e)    1.98%(d)(e)
============================================================================================
Ratio of net investment
 income to average net
 assets                        0.68%(b)        0.78%    0.75%(d)    0.60%(f)   (0.15)%(d)(f)
============================================================================================
Portfolio turnover rate          57%             59%      67%         64%         26%
============================================================================================
Average brokerage
 commission rate paid(g)   $ 0.0173        $ 0.0209      N/A         N/A         N/A
============================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $202,576,375.
(c) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.28% and 3.06% (annualized), for January 1995 and 1994 respectively.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 0.59% and (1.23)% (annualized), for January 1995 and 1994 respectively.
(g) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       AIM V.I. INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. International Equity Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                       AIM V.I. INTERNATIONAL EQUITY FUND
84


The Managers' Overview

FUND PRODUCES COMPETITIVE YIELDS IN 1997'S UNCERTAIN MARKETS

A roundtable discussion with the Fund management team for AIM V.I. Money Market Fund about the fiscal year ended December 31, 1997.
-----------------------------------------------------------------------------------------------------------------------
Q. HOW DID THE AIM V.I. MONEY               rates a second time during 1997.                          ------------
MARKET FUND PERFORM DURING THE                In the fourth quarter of 1997, the U.S.                 By year end,
FISCAL YEAR?                                market began to focus on the Far East.
                                            The Asian crisis, caused by debt default          there was a 180-degree turn
A. In a year that witnessed unusual vola-   worries in that region, brought marked
tility and uncertainty in the markets, the  uncertainty to markets worldwide late in             in market expectations
management team maintained a weighted       the fiscal year. In the U.S., rumored for-
average maturity (WAM) in the 13- to 27-    eign selling in the Treasury and govern-              about interest rates.
day range. As the fiscal year ended, the    ment markets, coupled with year-end                       ------------
WAM stood at 19 days, and the seven-day     technical pressures, caused rates to rise in
yield was 5.29%. In comparison, similar     December. By year end, there was a 180-       was extremely flat as the fiscal year
money funds produced an average seven-      degree turn in market expectations about      closed, with the 30-year Treasury bond
day compound yield of 5.12%, according      interest rates. Most market participants      yielding only 60 basis points more than
to IBC's money fund report.                 agreed that the Fed would either lower        the three-month Treasury bill. (A basis
                                            rates or leave them unchanged in re-          point is one one-hundredth of a percent-
Q. WHY WAS THERE SO MUCH                    sponse to the Asian crisis.                   age point.)
UNCERTAINTY ABOUT INTEREST RATES
IN 1997?                                    Q. WHAT IS THE MARKET OUTLOOK                 Q. HOW WILL THE FUND RESPOND
A. In March, the Federal Reserve Board      FOR 1998?                                     TO ANY MOVE BY THE FEDERAL
(the Fed) raised the federal funds rate     A. In the U.S., economic fundamentals are     RESERVE?
target from 5.25% to 5.50%. For much of     sound: inflation is low, corporate profits    A. AIM V.I. Money Market Fund's short
the second and third quarters of the year,  are strong, and growth is healthy. For        weighted average maturity renders it
markets anticipated additional rate hikes.  1997 as a whole, the rise in the core CPI,    capable of responding quickly to any
Interest rate volatility was increased by   which excludes the volatile food and en-      change in rates. It can take advantage of
wide swings in the reported numbers on      ergy sectors, was a mere 2.2%--the            any backup in interest rates to provide
gross domestic product growth, unem-        smallest increase since 1965. Continued       competitive yield to the portfolio while
ployment rate and trend, and the Con-       turmoil in Asia could have a slowing effect   maintaining a conservative position with
sumer Price Index (CPI). Despite overall    on the U.S. economy, so interest rates are    respect to interest rate market risk.
growth in the economy, the CPI and other    not likely to go up.
inflation measures remained at acceptable      In fact, many market watchers consider
levels. Therefore, the Fed was able to      a monetary easing likely. The yield curve
adhere to its steady policy and not raise

  The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share


                                                    AIM V.I. MONEY MARKET FUND
                                                                                                                                  85

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                      PAR
                                                     (000)     VALUE
COMMERCIAL PAPER - 53.34%(a)

ASSET-BACKED SECURITIES - 15.35%

Ciesco, L.P.,
 5.67%, 02/09/98                                     $1,000 $   993,858
-----------------------------------------------------------------------
Clipper Receivables Corp.,
 6.00%, 01/28/98                                      1,067   1,062,198
-----------------------------------------------------------------------
Fleet Funding Corp.,
 5.83%, 01/30/98                                      2,900   2,886,380
-----------------------------------------------------------------------
Preferred Receivables Funding Corp.,
 5.64%, 01/06/98                                      1,075   1,074,158
-----------------------------------------------------------------------
Sheffield Receivables Corp.,
 5.81%, 02/02/98                                      3,000   2,984,507
-----------------------------------------------------------------------
                                                              9,001,101
-----------------------------------------------------------------------

AUTOMOBILE - 1.68%

Daimler-Benz North America Corp.,
 5.75%, 03/26/98                                      1,000     986,583
-----------------------------------------------------------------------

BROADCAST MEDIA - 1.67%

Scripps (E. W.) Co.,
 5.74%, 03/12/98                                        992     980,928
-----------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES - 5.10%

International Business Machines Corp.,
 6.25%, 01/15/98                                      3,000   2,992,708
-----------------------------------------------------------------------

DRUGS - 4.09%

Novartis Finance Corp.,
 6.35%, 01/06/98                                      2,400   2,397,883
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.55%

Hitachi America, Ltd.,
 5.95%, 01/29/98                                      1,500   1,493,058
-----------------------------------------------------------------------

FINANCE (BUSINESS CREDIT) - 7.71%

General Electric Capital Corp.,
 5.70%, 02/27/98                                      1,000     990,975
-----------------------------------------------------------------------
 5.68%, 03/03/98                                      1,548   1,533,101
-----------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.,
 5.54%, 01/14/98                                      2,000   1,995,999
-----------------------------------------------------------------------
                                                              4,520,075
-----------------------------------------------------------------------

FINANCE (MISCELLANEOUS) - 1.70%

USAA Capital Corp.,
 6.50%, 01/16/98                                      1,000     997,292
-----------------------------------------------------------------------

                                                      PAR
                                                     (000)     VALUE
FINANCE (PERSONAL CREDIT) - 2.97%

Associates Corp. of North America,
 5.68%, 02/11/98                                     $1,750 $ 1,738,679
-----------------------------------------------------------------------

FOOD PROCESSING - 3.39%

Cargill Financial Services Corp.,
 5.57%, 02/20/98                                      2,000   1,984,527
-----------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 1.68%

MetLife Funding Inc.,
 5.71%, 03/20/98                                      1,000     987,628
-----------------------------------------------------------------------

MACHINERY - 1.70%

Dover Corp.,
 6.50%, 01/16/98                                      1,000     997,292
-----------------------------------------------------------------------

METAL MINING - 2.04%

RTZ America, Inc.,
 5.57%, 01/07/98                                      1,200   1,198,886
-----------------------------------------------------------------------

OIL & GAS (INTEGRATED) - 1.71%

Shell Martinez Refining Co.,
 5.81%, 03/11/98(b)                                   1,000   1,000,000
-----------------------------------------------------------------------
  Total Commercial Paper                                     31,276,640
-----------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 17.33%(C)

Goldman, Sachs & Co.,
 5.6875%, 04/20/98(d)                                 2,060   2,060,000
-----------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.,
 7.05%, 08/17/98(e)                                   3,000   3,000,000
-----------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.,
 6.82%, 04/06/98(f)                                   2,100   2,100,000
-----------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.,
 6.85%, 05/26/98(g)                                   3,000   3,000,000
-----------------------------------------------------------------------
  Total Master Note Agreements                               10,160,000
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.26%

Federal National Mortgage Association,
 5.504%, 06/02/99(h)                                  2,000   2,000,000
-----------------------------------------------------------------------
Student Loan Marketing Association,
 5.619%, 08/20/98(h)                                    500     499,973
-----------------------------------------------------------------------
  Total U.S. Government Agency Securities                     2,499,973
-----------------------------------------------------------------------
  Total Investments, excluding Repurchase Agreements         43,936,613
-----------------------------------------------------------------------

                           AIM V.I. MONEY MARKET FUND
86

                                          PAR
                                         (000)     VALUE
REPURCHASE AGREEMENTS - 25.15%(i)

Goldman, Sachs & Co.,
 6.53%, 01/02/98(j)                      $4,744 $ 4,744,154
----------------------------------------------------------------
Smith Barney, Inc.,
 6.75%, 01/02/98(k)                      10,000  10,000,000
----------------------------------------------------------------
  Total Repurchase Agreements                    14,744,154
----------------------------------------------------------------
TOTAL INVESTMENTS - 100.08%                      58,680,767(/1/)
----------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.08%)             (46,146)
----------------------------------------------------------------
NET ASSETS - 100.00%                            $58,634,621
================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Fund to receive interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 12/31/97.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 7 business days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 2 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 7 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 3 business days' written notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(h) Interest rates are redetermined weekly. Rate shown is the rate in effect on 12/31/97.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Treasury obligations, 0% to 14% due 01/08/98 to 08/15/23 with an aggregate market value at 12/31/97 of $918,902,583.
(k) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.
(l) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at
 value (amortized cost)                                   $ 43,936,613
----------------------------------------------------------------------
Repurchase agreements                                       14,744,154
----------------------------------------------------------------------
Interest receivable                                             69,211
----------------------------------------------------------------------
Organizational costs, net                                          964
----------------------------------------------------------------------
Investment for deferred compensation plan                       17,151
----------------------------------------------------------------------
Other assets                                                    11,335
----------------------------------------------------------------------
    Total assets                                            58,779,428
----------------------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                                      89,207
----------------------------------------------------------------------
  Deferred compensation plan                                    17,151
----------------------------------------------------------------------
Accrued advisory fees                                           20,245
----------------------------------------------------------------------
Accrued administrative service fees                              2,858
----------------------------------------------------------------------
Accrued directors' fees                                          1,843
----------------------------------------------------------------------
Accrued operating expenses                                      13,503
----------------------------------------------------------------------
    Total liabilities                                          144,807
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 58,634,621
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
  Authorized                                               250,000,000
----------------------------------------------------------------------
  Outstanding                                               58,634,564
======================================================================
Net asset value, offering and redemption price per share  $       1.00
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Interest                                              $3,562,612
-----------------------------------------------------------------

EXPENSES:

Advisory fees                                            254,546
-----------------------------------------------------------------
Administrative service fees                               38,289
-----------------------------------------------------------------
Custodian fees                                            25,713
-----------------------------------------------------------------
Directors' fees and expenses                               7,904
-----------------------------------------------------------------
Legal fees                                                18,787
-----------------------------------------------------------------
Organizational costs                                       2,892
-----------------------------------------------------------------
Other                                                     24,587
-----------------------------------------------------------------
   Total expenses                                        372,718
-----------------------------------------------------------------
Less: Expenses paid indirectly                              (160)
-----------------------------------------------------------------
   Net expenses                                          372,558
-----------------------------------------------------------------
Net investment income                                  3,190,054
-----------------------------------------------------------------
Net increase in net assets resulting from operations  $3,190,054
=================================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND
88

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                      1997         1996
                                                   -----------  -----------
OPERATIONS:

  Net investment income                            $ 3,190,054  $ 3,207,475
----------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities                                               --       16,294
----------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       3,190,054    3,223,769
----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                             (3,190,054)  (3,207,475)
----------------------------------------------------------------------------
Net increase (decrease) from capital stock
 transactions                                       (4,894,872)  (1,992,555)
----------------------------------------------------------------------------
   Net increase (decrease) in net assets            (4,894,872)  (1,976,261)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                 63,529,493   65,505,754
----------------------------------------------------------------------------
  End of year                                      $58,634,621  $63,529,493
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)       $58,634,564  $63,529,436
----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities                                    57           57
----------------------------------------------------------------------------
                                                   $58,634,621  $63,529,493
============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Money Market Fund (the "Fund"). The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared and paid daily.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable gains, if any) of $846 which expires, if not previously utilized, in the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% of the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.

                          AIM V.I. MONEY MARKET FUND

 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $38,289 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,396 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 The Fund received reductions in custodian fees of $160 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $160 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                  1997                       1996
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold                     88,948,357  $ 88,948,357   76,145,573  $ 76,145,573
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of distributions         3,190,054     3,190,054    3,207,475     3,207,475
----------------------  -----------  ------------  -----------  ------------
Reacquired              (97,033,283)  (97,033,283) (81,345,603)  (81,345,603)
----------------------  -----------  ------------  -----------  ------------
                         (4,894,872) $ (4,894,872)  (1,992,555) $ (1,992,555)
                        ===========  ============  ===========  ============

NOTE 6 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                              DECEMBER 31,                     JANUARY 31,
                         -------------------------------     -------------------
                          1997           1996     1995        1995        1994
                         -------        -------  -------     -------     -------
Net asset value,
 beginning of period     $  1.00        $  1.00  $  1.00     $  1.00     $  1.00
--------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income     0.05           0.05     0.05        0.04        0.02
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income       (0.05)         (0.05)   (0.05)      (0.04)      (0.02)
--------------------------------------------------------------------------------
Net asset value, end of
 period                  $  1.00        $  1.00  $  1.00     $  1.00     $  1.00
================================================================================
Total return                5.14%          4.97%    5.69%(a)    3.98%       2.27%(a)
================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)   $58,635        $63,529  $65,506     $31,017     $13,891
================================================================================
Ratio of expenses to
 average net assets         0.59%(b)(c)    0.55%    0.53%(a)    0.63%(d)    0.95%(a)(e)
================================================================================
Ratio of net investment
 income to average net
 assets                     5.01%(b)       4.84%    5.40%(a)    4.14%(d)    2.29%(a)(e)
================================================================================

(a) Annualized.
(b) Ratios are based on average net assets of $63,641,415.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements the ratios of expenses and net investment income to average net assets were 0.70% and 4.07%, respectively.
(e) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements the annualized ratios of expenses and net investment income to average net assets were 1.53% and 1.70%, respectively.

                           AIM V.I. MONEY MARKET FUND
90

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations), through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                          AIM V.I. MONEY MARKET FUND

The Managers' Overview

FUND RESULTS SOLID IN HIGH-PRICED,
HIGH-VOLATILITY MARKET

A roundtable discussion with the fund management team for AIM V.I. Value Fund about the fiscal year ended December 31, 1997.
------------------------------------------------------------------------------------------------------------------------------------
Q. STOCK PRICES REMAINED HIGH IN            the S&P 500 stocks rose almost 3% in                   --------------
1997. HOW DID AIM V.I. VALUE FUND           value, while NASDAQ small-company                     We took advantage
PERFORM IN THIS ENVIRONMENT?                stocks declined almost 7%.
A. The Fund did very well despite market                                                          of the market break
volatility and continuing high valuations.  Q. DID THE OCTOBER MARKET DECLINE
Total return for the fiscal year was        MAKE STOCK PRICE VALUATIONS MORE                       to buy some stocks
23.69%, besting the Fund's average          REASONABLE?
annual total return of 19.76% since its     A. From our perspective as V.I. Value                 at very good prices.
inception in 1993.                          Fund managers, not really--or at least                  ---------------
                                            not sufficiently. Just after the October
                                            decline, the price-earnings ratio for        A. Approximately 12% of the portfolio
Q. HOW WOULD YOU DESCRIBE                   the S&P 500 fell slightly. By year end,      was in foreign holdings at fiscal year end.
ECONOMIC CONDITIONS DURING THE              though, it had risen to its previous         These holdings are almost exclusively
FISCAL YEAR?                                level. So bargains are still difficult to    European, and European markets did
A. Market expectations shifted 180 de-      find.                                        well in 1997. Morgan Stanley's MSCI
grees. As the year opened, many expected      We had about a 10% cash position in        Europe Index was up more than 20%.
the Federal Reserve Board (the Fed) to      the Fund in late October so we took ad-       European stocks are relatively cheap
raise interest rates to slow a robust,      vantage of the market break to buy some      compared to U.S. stocks. More impor-
possibly inflationary economic expansion.   stocks at very good prices. We continued
In contrast, by fiscal year end, deflation  to have a fairly high cash position
was a much-discussed topic and the          through the end of the fiscal year,
consensus was that the Fed would either     managing the portfolio conservatively in
do nothing or lower rates. The Asian        this volatile environment.
financial crisis, triggered by debt
default worries in that region, accounted   Q. NEVERTHELESS, TOTAL RETURN WAS
for much of this change in sentiment.       WELL ABOVE 20%. ARE THERE CERTAIN
                                            HOLDINGS THAT HELP EXPLAIN THIS              Top 10 Common Stock Holdings
Q. WHAT EFFECT DID THIS CHANGE              GOOD PERFORMANCE?                            As of 12/31/97, based on total net assets
AND UNCERTAINTY HAVE ON EQUITIES            A. For most of the fiscal year, we enjoyed
MARKETS?                                    excellent results from our large position    1. Royal Bank of Canada               3.82%
A. The net result was that for the year as  in financial stocks like banks, insurers,    2. Allstate Corp.                     3.61
a whole, large-capitalization stocks again  and brokerage houses. With a growing         3. Worldcom, Inc.                     3.06
dominated the markets. For a while,         economy and stable interest rates, finan-    4. American International Group, Inc. 2.60
especially during the second and third      cial institutions have prospered. the sec-   5. MCI Communications Corp.           1.95
calendar quarters of 1997, investors        tor also is experiencing a wave of mergers   6. Citicorp                           1.78
began to look beyond these stocks be-       and acquisitions.                            7. SmithKline Beecham PLC ADR         1.77
cause of concern about high valuations.      Near the fiscal year end, we began to       8. Computer Associates
  However, Southeast Asia's economic        pare our financial holdings as concerns         International, Inc.                1.76
crisis and the dramatic 554-point drop in   arose about the exposure of some multi-      9. BankAmerica Corp.                  1.75
the DJIA on October 27, 1997, changed       national banks to the Asian loan situation. 10. Fannie Mae                         1.71
all that. Investors fled to perceived                                                    Please keep in mind that the Fund's
quality, seeking the large, liquid blue     Q. AS OF YOUR LAST SHAREHOLDER               portfolio composition is subject to change
chips. For example, during the last         REPORT IN JUNE, THE FUND HAD SIZ-            and there is no assurance the Fund will
quarter of 1997,                            ABLE FOREIGN HOLDINGS. IS THAT STILL         continue to hold any particular security.
                                            SO?




                              AIM V.I. VALUE FUND
92

tantly, earnings growth in Europe was        some cases it may have been for the wrong    more for a company if we are confident it
quite strong.                                reason. A lot of tech companies source       will make its earnings projections, but we
                                             parts from Southeast Asia and the currency   intend to maintain our investment stan-
Q. WHAT OTHER HOLDINGS DID WELL?             devaluations there may actually be shrink-   dards in terms of the price we are willing
A. After financials, our next two largest    ing their costs rather than their markets.   to pay for a stock.
sector weightings were in health care and       Nevertheless, we expect that finding
technology.                                  good values will continue to be a chal-                   AVERAGE ANNUAL TOTAL RETURNS
   The medical instruments/products          lenge. We remain willing to pay a little                  As of 12/31/97
industry and the pharmaceutical industry
have done well. The FDA's streamlined                                                                  1 Year                23.69%
approval process for drugs and medical
devices is expected to reduce costs for                                                                Inception (5/5/93)    19.76
these industries. Watson Pharmaceuticals,
Inc., a new holding since our last share-
holder report, recently reported record
earnings.                                    Growth of a $10,000 Investment
   In technology, we raised our holdings     From 5/5/93 - 12/ 31/97
in the Computer Software/Services indus-
try. One of our larger holdings, Computer           AIM V.I. VALUE FUND     S&P 500     LIPPER GROWTH
Associates International, Inc., is a                                      STOCK INDEX     FUND INDEX
leading vendor of software dedicated to
solving the "millennium" problem--the need   5/5/93        $10,000          $10,000        $10,000
to reprogram older computers to recognize    7/31/93        10,690           10,155         10,417
the year 2000.                               10/31/93       11,370           10,675         11,111
   We also found good valuations in tele-    1/31/94        12,193           11,062         11,564
communications-long distance stocks          4/30/94        11,793           10,430         10,930
such as AT&T Corp. and Spring Corp. We       7/31/94        11,592           10,681         10,906
added both of these holdings since our       10/31/94       12,163           11,088         11,338
June report to shareholders, and both did    1/31/95        11,945           11,123         11,042
very well.                                   4/30/95        13,400           12,247         12,131
                                             7/31/95        15,833           13,462         13,691
Q. WHAT DO YOU FORESEE IN THE                10/31/95       16,146           14,011         14,057
ECONOMY AND MARKETS IN THE NEXT              1/31/96        16,346           15,412         14,946
FEW MONTHS?                                  4/30/96        16,750           15,937         15,634
A. In the U.S., the economic fundamen-       7/31/96        16,387           15,678         14,904
tals are sound: inflation is low, corporate  10/31/96       17,862           17,376         16,437
profits are strong, and the economy is       1/31/97        19,342           19,468         18,044
growing at a healthy pace. However, we       4/30/97        19,331           19,939         17,838
expect stock returns may gravitate to        7/31/97        23,304           23,848         21,425
their more historic levels of 10% to 12%     10/31/97       22,705           22,955         21,108
annually.                                    12/31/97       23,155           24,455         21,958
   Continuing problems in Asia could slow
economic growth worldwide, reducing          Past performance cannot guarantee comparable future results.
corporate profits and stock returns. In
such a volatile environment, investors       The performance figures shown represent the AIM V.I Value Fund and are not intended to
would be well advised to focus on their      reflect actual annuity values, and do not reflect charges at the separate account
long-term financial goals rather than on     level which, if applied, would lower the performance results. The Fund's performance
transitory fluctuations in the markets.      figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The Fund's investment return and principal value will fluctuate
Q. WHAT IS YOUR OUTLOOK FOR THE              so that  Fund shares, when redeemed, may be worth more or less than their original
FUND?                                        cost. Source: Towers Data Systems HYPO--Registered Trademark--.
A. For the immediate future, we think           The Standard & Poor's Composite Index 500 Stocks (S&P 500) is a group of unmanaged
we may find some good valuations in the      securities widely regarded by investors to be representative of the stock market in
technology sector. Many tech stocks took a   general.
beating because of the turmoil in Asia,         The Dow Jones Industrial Average (DJIA) is an unmanaged composite of the performance
but in                                       of 30 large-company stocks.
                                                Lipper Analytical Services, Inc., is an independent mutual fund performance monitor.
                                             The unmanaged Lipper Growth Fund Index represents an average of the performance of the
                                             30 largest growth mutual funds.
                                                The NASDAQ (National Association of Securities Dealers Automated Quotation system)
                                             Composite Index is a group of more than 4,500 unmanaged over-the-counter securities widely regarded by investors to be representative of the small- and medium-sized company stock universe.
                                                The MSCI Europe Index is a group of unmanaged Europe securities. The index is compiled by Morgan Stanley Capital International.
                                                An investment cannot be made in any indexes listed. Index results include reinvested dividends.




                              AIM V.I. VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                  MARKET
                                     SHARES       VALUE
DOMESTIC COMMON STOCKS - 65.86%

AEROSPACE/DEFENSE - 0.69%

Boeing Co. (The)                        33,000 $  1,614,937
-----------------------------------------------------------
Lockheed Martin Corp.                    1,800      177,300
-----------------------------------------------------------
Orbital Sciences Corp.(a)               20,100      597,975
-----------------------------------------------------------
Precision Castparts Corp.               38,800    2,340,125
-----------------------------------------------------------
                                                  4,730,337
-----------------------------------------------------------

AIR FREIGHT - 0.26%

Airborne Freight Corp.                  18,200    1,130,675
-----------------------------------------------------------
Federal Express Corp.(a)                11,400      696,112
-----------------------------------------------------------
                                                  1,826,787
-----------------------------------------------------------

AIRLINES - 0.66%

Continental Airlines, Inc.(a)           94,000    4,523,750
-----------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.86%

Banc One Corp.                         103,000    5,594,185
-----------------------------------------------------------
Wachovia Corp.                           4,600      373,175
-----------------------------------------------------------
                                                  5,967,360
-----------------------------------------------------------

BANKS (MONEY CENTER) - 5.00%

BankAmerica Corp.(b)                   166,000   12,118,000
-----------------------------------------------------------
Chase Manhattan Corp.                   92,600   10,139,700
-----------------------------------------------------------
Citicorp(b)                             97,000   12,264,438
-----------------------------------------------------------
                                                 34,522,138
-----------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
 CABLE) - 0.33%

US West Media Group(a)                  78,300    2,260,912
-----------------------------------------------------------

BUILDING MATERIALS - 0.18%

Masco Corp.                             25,000    1,271,875
-----------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.39%

Cytec Industries Inc.(a)                58,000    2,722,375
-----------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.30%

Comverse Technology, Inc.(a)            54,000    2,106,000
-----------------------------------------------------------

COMPUTERS (HARDWARE) - 1.71%

Compaq Computer Corp.                   52,000    2,934,750
-----------------------------------------------------------
Stratus Computer, Inc.(a)               37,000    1,399,063
-----------------------------------------------------------
Sun Microsystems, Inc.(a)              187,000    7,456,625
-----------------------------------------------------------
                                                 11,790,438
-----------------------------------------------------------

COMPUTERS (NETWORKING) - 0.31%

Bay Networks, Inc.(a)                   84,000    2,147,250
-----------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.95%

Adaptec, Inc.(a)                        50,000    1,856,250
-----------------------------------------------------------
Quantum Corp.(a)(b)                    234,000    4,694,625
-----------------------------------------------------------
                                                  6,550,875
-----------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
COMPUTERS (SOFTWARE & SERVICES) - 3.27%

America Online, Inc.(a)                       13,000 $  1,159,438
-----------------------------------------------------------------
American Management Systems, Inc.(a)          41,000      799,500
-----------------------------------------------------------------
Autodesk, Inc.                                10,000      370,000
-----------------------------------------------------------------
Computer Associates International, Inc.      230,500   12,187,687
-----------------------------------------------------------------
Network Associates, Inc.(a)                   42,168    2,229,622
-----------------------------------------------------------------
Sybase, Inc.(a)                              150,000    1,996,875
-----------------------------------------------------------------
Unisys Corp.(a)                              275,000    3,815,625
-----------------------------------------------------------------
                                                       22,558,747
-----------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.30%

American Greetings Corp.-Class A              53,000    2,073,625
-----------------------------------------------------------------

CONSUMER FINANCE - 1.19%

Household International, Inc.                 24,500    3,125,281
-----------------------------------------------------------------
MBNA Corp.                                    89,000    2,430,812
-----------------------------------------------------------------
SLM Holding Corp.                             19,000    2,643,375
-----------------------------------------------------------------
                                                        8,199,468
-----------------------------------------------------------------

ELECTRIC COMPANIES - 0.34%

Allegheny Energy, Inc.                        37,200    1,209,000
-----------------------------------------------------------------
Carolina Power & Light Co.                    13,700      581,394
-----------------------------------------------------------------
Wisconsin Energy Corp.                        18,700      537,625
-----------------------------------------------------------------
                                                        2,328,019
-----------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.82%

American Power Conversion Corp.(a)           125,000    2,953,124
-----------------------------------------------------------------
AVX Corp.                                      9,700      178,844
-----------------------------------------------------------------
SCI Systems, Inc.(a)                          45,000    1,960,313
-----------------------------------------------------------------
Symbol Technologies, Inc.                     14,800      558,700
-----------------------------------------------------------------
                                                        5,650,981
-----------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.12%

Waters Corp.(a)                               21,900      823,988
-----------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.67%

Maxim Integrated Products, Inc.(a)            65,000    2,242,500
-----------------------------------------------------------------
Microchip Technology, Inc.(a)                 37,000    1,110,000
-----------------------------------------------------------------
National Semiconductor Corp.(a)               50,000    1,296,875
-----------------------------------------------------------------
                                                        4,649,375
-----------------------------------------------------------------

ENTERTAINMENT - 0.54%

Viacom, Inc.-Class B(a)                       89,700    3,716,944
-----------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 4.99%

Ambac Financial Group, Inc.                   63,000    2,898,000
-----------------------------------------------------------------
Fannie Mae                                   207,000   11,811,937
-----------------------------------------------------------------
Freddie Mac                                  254,000   10,652,125
-----------------------------------------------------------------

                              AIM V.I. VALUE FUND
94

                                                            MARKET
                                               SHARES       VALUE
FINANCIAL (DIVERSIFIED) - (CONTINUED)

MBIA, Inc.                                        57,400 $  3,835,038
---------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       89,000    5,262,125
---------------------------------------------------------------------
                                                           34,459,225
---------------------------------------------------------------------

FOODS - 0.19%

Interstate Bakeries Corp.                         34,400    1,285,700
---------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 0.75%

Bristol-Myers Squibb Co.                          55,000    5,204,375
---------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.90%

ICN Pharmaceuticals, Inc.                         85,060    4,151,991
---------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   64,200    2,082,488
---------------------------------------------------------------------
                                                            6,234,479
---------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.67%

Quorum Health Group, Inc.(a)                     138,050    3,606,556
---------------------------------------------------------------------
Tenet Healthcare Corp.(a)(b)                      31,000    1,026,875
---------------------------------------------------------------------
                                                            4,633,431
---------------------------------------------------------------------

HEALTH CARE (LONG-TERM CARE) - 0.46%

Genesis Health Ventures, Inc.(a)                  62,500    1,648,438
---------------------------------------------------------------------
Health Care and Retirement Corp.(a)               38,400    1,545,600
---------------------------------------------------------------------
                                                            3,194,038
---------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 2.12%

MedPartners, Inc.(a)                             462,030   10,337,921
---------------------------------------------------------------------
PhyCor, Inc.(a)                                  160,000    4,320,000
---------------------------------------------------------------------
                                                           14,657,921
---------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.61%

Allegiance Corp.                                  26,500      939,094
---------------------------------------------------------------------
Baxter International Inc.                         91,000    4,589,813
---------------------------------------------------------------------
Becton, Dickinson & Co.                           42,000    2,100,000
---------------------------------------------------------------------
Sybron International Corp.(a)                     74,800    3,510,924
---------------------------------------------------------------------
                                                           11,139,831
---------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.25%

FPA Medical Management, Inc.(a)                   10,500      195,563
---------------------------------------------------------------------
Omnicare, Inc.                                    50,000    1,550,000
---------------------------------------------------------------------
                                                            1,745,563
---------------------------------------------------------------------

HOMEBUILDING - 0.08%

Clayton Homes, Inc.                               30,000      540,000
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.45%

Colgate-Palmolive Co.                             42,000    3,087,000
---------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.42%

Conseco, Inc.                                    122,000    5,543,375
---------------------------------------------------------------------
Equitable Companies, Inc.                         21,000    1,044,750
---------------------------------------------------------------------
Provident Companies, Inc.                         84,000    3,244,500
---------------------------------------------------------------------
                                                            9,832,625
---------------------------------------------------------------------

                                                             MARKET
                                                SHARES       VALUE
INSURANCE (MULTI-LINE) - 5.11%

Ace, Ltd.                                          68,000 $  6,562,000
----------------------------------------------------------------------
American International Group, Inc.(b)             165,000   17,943,750
----------------------------------------------------------------------
CIGNA Corp.                                         8,400    1,453,725
----------------------------------------------------------------------
Hartford Financial Services Group Inc. (The)       67,000    6,268,688
----------------------------------------------------------------------
Travelers Group, Inc.                              57,000    3,070,875
----------------------------------------------------------------------
                                                            35,299,038
----------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 5.58%

Allstate Corp.                                    274,100   24,908,838
----------------------------------------------------------------------
Chubb Corp.                                        12,000      907,500
----------------------------------------------------------------------
Exel Ltd.                                         110,000    6,971,250
----------------------------------------------------------------------
Progressive Corp.                                  32,000    3,836,000
----------------------------------------------------------------------
Transatlantic Holdings, Inc.                       27,050    1,934,075
----------------------------------------------------------------------
                                                            38,557,663
----------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.10%

Merrill Lynch & Co., Inc.                         104,000    7,585,500
----------------------------------------------------------------------

LODGING (HOTELS) - 2.06%

Carnival Corp.-Class A                            150,000    8,306,250
----------------------------------------------------------------------
Host Marriott Corp.(a)                             34,000      667,250
----------------------------------------------------------------------
Promus Hotel Corp.(a)                              58,100    2,440,200
----------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                       52,100    2,777,581
----------------------------------------------------------------------
                                                            14,191,281
----------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.63%

Eaton Corp.                                        17,800    1,588,650
----------------------------------------------------------------------
Hillenbrand Industries, Inc.                       22,000    1,126,125
----------------------------------------------------------------------
Tyco International Ltd.                            36,200    1,631,263
----------------------------------------------------------------------
                                                             4,346,038
----------------------------------------------------------------------

NATURAL GAS - 1.00%

El Paso Natural Gas Co.                            71,500    4,754,750
----------------------------------------------------------------------
Williams Companies, Inc. (The)                     76,000    2,156,500
----------------------------------------------------------------------
                                                             6,911,250
----------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.14%

Wallace Computer Services, Inc.                    25,400      987,425
----------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.80%

Baker Hughes, Inc.                                 26,000    1,134,250
----------------------------------------------------------------------
BJ Services Co.(a)                                 30,000    2,158,125
----------------------------------------------------------------------
Cooper Cameron Corp.(a)                            20,000    1,220,000
----------------------------------------------------------------------
Noble Drilling Corp.(a)                            32,000      980,000
----------------------------------------------------------------------
                                                             5,492,375
----------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.52%

Tosco Corp.                                        95,280    3,602,775
----------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 1.19%

Xerox Corp.                                       111,000    8,193,188
----------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                           MARKET
                                              SHARES       VALUE
PUBLISHING - 0.04%

Meredith Corp.                                    7,100 $    253,381
--------------------------------------------------------------------

RAILROADS - 0.25%

Kansas City Southern Industries, Inc.            55,000    1,746,250
--------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.30%

Cali Realty Corp.                                50,000    2,050,000
--------------------------------------------------------------------

RESTAURANTS - 0.36%

Cracker Barrel Old Country Store, Inc.           61,800    2,062,575
--------------------------------------------------------------------
Papa John's International, Inc.(a)               11,700      408,038
--------------------------------------------------------------------
                                                           2,470,613
--------------------------------------------------------------------

RETAIL (COMPUTER & ELECTRONICS) - 0.43%

CompUSA, Inc.(a)                                 39,000    1,209,000
--------------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)                    54,000    1,572,750
--------------------------------------------------------------------
Tech Data Corp.(a)(b)                             5,200      202,150
--------------------------------------------------------------------
                                                           2,983,900
--------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.84%

Kroger Co.(a)                                    72,500    2,677,969
--------------------------------------------------------------------
Safeway, Inc.(a)                                 49,900    3,156,175
--------------------------------------------------------------------
                                                           5,834,144
--------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.43%

Dayton-Hudson Corp.                              44,000    2,970,000
--------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.50%

Corporate Express, Inc.(a)                      270,000    3,476,250
--------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.86%

Charter One Financial, Inc.                      19,950    1,259,344
--------------------------------------------------------------------
Washington Mutual, Inc.                          72,820    4,646,826
--------------------------------------------------------------------
                                                           5,906,170
--------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.89%

Cendant Corp.(a)                                 50,465    1,734,738
--------------------------------------------------------------------
Service Corp. International                     170,000    6,279,375
--------------------------------------------------------------------
Stewart Enterprises, Inc.-Class A               108,000    5,035,500
--------------------------------------------------------------------
                                                          13,049,613
--------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.15%

National Data Corp.                              29,000    1,047,625
--------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.31%

AccuStaff, Inc.(a)                               93,000    2,139,000
--------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.17%

Nextel Communications, Inc.(a)                   46,200    1,201,200
--------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 6.36%

AT&T Corp.(b)                                    69,700    4,269,125
--------------------------------------------------------------------
LCI International, Inc.(a)                       73,800    2,269,350
--------------------------------------------------------------------
MCI Communications Corp.                        315,000   13,485,937
--------------------------------------------------------------------
Sprint Corp.                                     48,100    2,819,862
--------------------------------------------------------------------
WorldCom, Inc.(a)                               698,019   21,115,075
--------------------------------------------------------------------
                                                          43,959,349
--------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
TOBACCO-1.57%

Philip Morris Companies, Inc.(b)                           240,000 $ 10,875,000
-------------------------------------------------------------------------------

WASTE MANAGEMENT - 0.49%

USA Waste Services, Inc.(a)                                 86,000    3,375,500
-------------------------------------------------------------------------------
  Total Domestic Common Stocks                                      454,939,960
-------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 11.79%

BRAZIL - 0.34%

Uniao de Bancos Brasileiros S.A.-GDR (Banks-
 Regional)(a)                                               73,000    2,349,688
-------------------------------------------------------------------------------

CANADA - 4.56%

Bank of Montreal (Banks-Money Center)                       42,000    1,861,866
-------------------------------------------------------------------------------
Canadian National Railway Co.-ADR (Railroads)               35,000    1,653,750
-------------------------------------------------------------------------------
Philip Services Corp.-ADR (Waste Management)(a)            113,000    1,624,375
-------------------------------------------------------------------------------
Royal Bank of Canada (Banks-Major Regional)                498,200   26,355,915
-------------------------------------------------------------------------------
                                                                     31,495,906
-------------------------------------------------------------------------------

DENMARK-0.27%

Novo Nordisk A/S (Health Care-Drugs-Generic & Other)        13,000    1,859,338
-------------------------------------------------------------------------------

FINLAND - 0.73%

Nokia Oyj A.B.-Class A-ADR (Communications Equipment)       72,000    5,040,000
-------------------------------------------------------------------------------

ITALY - 1.11%

Credito Italiano S.p.A. (Banks-Major Regional)           1,200,000    3,711,928
-------------------------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A. (Banks-Major
 Regional)                                                 185,000    2,193,332
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                          280,083    1,791,645
-------------------------------------------------------------------------------
                                                                      7,696,905
-------------------------------------------------------------------------------

NETHERLANDS - 0.29%

Akzo Nobel N.V. (Chemicals-Diversified)                     11,500    1,982,788
-------------------------------------------------------------------------------

PHILIPPINES - 0.01%

Metro Pacific Corp. (Manufacturing-Diversified)          1,145,130       31,668
-------------------------------------------------------------------------------

PORTUGAL - 0.07%

Portugal Telecom S.A. (Telephone)                           10,700      496,485
-------------------------------------------------------------------------------

SPAIN - 0.14%

Endesa S.A. (Electric Companies)                            21,400      379,961
-------------------------------------------------------------------------------
Telefonica de Espana (Telephone)                            19,900      568,198
-------------------------------------------------------------------------------
                                                                        948,159
-------------------------------------------------------------------------------

SWEDEN - 1.27%

Nordbanken Holding AB (Banks-Major Regional)               665,000    3,760,564
-------------------------------------------------------------------------------
Sparbanken Sverige A.B.-Class A (Banks-Major
 Regional)                                                 189,150    4,300,000
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                 20,000      746,250
-------------------------------------------------------------------------------
                                                                      8,806,814
-------------------------------------------------------------------------------

                              AIM V.I. VALUE FUND
96

                                                                    MARKET
                                                       SHARES       VALUE
SWITZERLAND - 0.59%

Novartis A.G. (Health Care-Diversified)                    2,520 $  4,086,486
------------------------------------------------------------------------------

UNITED KINGDOM - 2.41%

Danka Business Systems PLC-ADR (Office Equipment &
 Supplies)                                                64,700    1,031,156
------------------------------------------------------------------------------
Ladbroke Group PLC (Leisure Time-Products)               250,000    1,083,951
------------------------------------------------------------------------------
Railtrack Group PLC (Shipping)                           142,900    2,269,470
------------------------------------------------------------------------------
SmithKline Beecham PLC-ADR (Health Care-Drugs-Major
 Pharmaceutical)(b)                                      237,100   12,195,831
------------------------------------------------------------------------------
Standard Chartered PLC (Banks-Major Regional)              9,666      103,190
------------------------------------------------------------------------------
                                                                   16,683,598
------------------------------------------------------------------------------
  Total Foreign Stocks & Other
   Equity Interests                                                81,477,835
------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 0.38%

HEALTH CARE (MANAGED CARE) - 0.14%

Medpartners Inc. - $1.44 Conv. Pfd.                       43,000      946,000
------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.08%

Conseco Inc.-$4.278 Conv. PRIDES                           3,600      561,600
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.16%

WorldCom, Inc.-$2.68 Conv. Pfd.                           10,400    1,092,000
------------------------------------------------------------------------------
  Total Convertible Preferred Stocks                                2,599,600
------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT
U.S. TREASURY SECURITIES - 0.94%

U.S. TREASURY BILLS(c) - 0.94%

5.31%, 01/08/98                                        6,500,000    6,497,985
------------------------------------------------------------------------------
  Total Investments, excluding repurchase agreements              545,515,380
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 24.67%(d)

SBC Warburg, Inc.
 6.55%, 01/02/98(e)                                   68,385,924   68,385,924
------------------------------------------------------------------------------
Smith Barney, Inc.
 6.75%, 01/02/98(f)                                  102,063,243  102,063,243
------------------------------------------------------------------------------
  Total Repurchase Agreements                                     170,449,167
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.64%                                       715,964,547
==============================================================================
LIABILITIES LESS OTHER ASSETS - (3.64%)                           (25,123,054)
==============================================================================
NET ASSETS - 100.00%                                             $690,841,493
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $500,181,944. Collateralized by $601,835,000 U.S. Government obligations, 0% to 10.75% due 05/21/98 to 08/15/23 with an aggregate market value at 12/31/97 of $510,077,411.
(f) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Investment Abbreviations:
ADR    - American Depositary Receipt
GDR    - Global Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, excluding repurchase agreements at market
 value (cost $444,423,441)                                $545,515,380
----------------------------------------------------------------------
Repurchase agreements (cost $170,449,167)                  170,449,167
----------------------------------------------------------------------
Cash                                                            21,147
----------------------------------------------------------------------
Foreign currencies, at market value (cost $401,576)            395,713
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            3,513,484
----------------------------------------------------------------------
 Capital stock sold                                            896,072
----------------------------------------------------------------------
 Dividends and interest                                        645,292
----------------------------------------------------------------------
 Options written                                                15,614
----------------------------------------------------------------------
Investment for deferred compensation plan                       19,336
----------------------------------------------------------------------
Organizational costs, net                                          964
----------------------------------------------------------------------
Other assets                                                    21,828
----------------------------------------------------------------------
  Total assets                                             721,493,997
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      29,455,924
----------------------------------------------------------------------
 Capital stock reacquired                                        2,277
----------------------------------------------------------------------
 Options written                                               719,781
----------------------------------------------------------------------
 Deferred compensation                                          19,336
----------------------------------------------------------------------
Accrued advisory fees                                          354,260
----------------------------------------------------------------------
Accrued directors' fees                                          2,624
----------------------------------------------------------------------
Accrued administrative service fees                              4,212
----------------------------------------------------------------------
Accrued operating expenses                                      94,090
----------------------------------------------------------------------
  Total liabilities                                         30,652,504
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $690,841,493
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                33,161,794
======================================================================
Net asset value, offering and redemption price per share        $20.83
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31 , 1997

INVESTMENT INCOME:

Dividends (net of $195,995 foreign withholding tax)          $  6,123,798
--------------------------------------------------------------------------
Interest                                                        3,138,907
--------------------------------------------------------------------------
   Total investment income                                      9,262,705
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                   3,303,799
--------------------------------------------------------------------------
Administrative service fees                                        53,632
--------------------------------------------------------------------------
Custodian fees                                                    174,624
--------------------------------------------------------------------------
Directors' fees and expenses                                       10,946
--------------------------------------------------------------------------
Organizational costs                                                2,892
--------------------------------------------------------------------------
Other                                                             141,677
--------------------------------------------------------------------------
   Total expenses                                               3,687,570
--------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (3,824)
--------------------------------------------------------------------------
   Net expenses                                                 3,683,746
--------------------------------------------------------------------------
Net investment income                                           5,578,959
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:

  Investment securities                                        46,384,362
--------------------------------------------------------------------------
  Foreign currencies                                               10,509
--------------------------------------------------------------------------
  Option contracts                                              1,476,233
--------------------------------------------------------------------------
                                                               47,871,104
--------------------------------------------------------------------------

Net unrealized appreciation of:

  Investment securities                                        51,082,762
--------------------------------------------------------------------------
  Foreign currencies                                               33,204
--------------------------------------------------------------------------
  Option contracts                                                370,110
--------------------------------------------------------------------------
                                                               51,486,076
--------------------------------------------------------------------------
   Net gain on investment securities, foreign currencies and
    option contracts                                           99,357,180
--------------------------------------------------------------------------
Net increase in net assets resulting from operations         $104,936,139
==========================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND
98

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  5,578,959  $  6,092,474
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and option contracts   47,871,104    19,315,881
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                          51,486,076    19,921,129
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      104,936,139    45,329,484
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (6,026,082)   (1,864,217)
------------------------------------------------------------------------------
Distributions to shareholders from realized
 capital gains                                      (18,500,854)  (18,073,097)
------------------------------------------------------------------------------
Net increase from capital stock transactions        240,697,144    87,131,189
------------------------------------------------------------------------------
   Net increase in net assets                       321,106,347   112,523,359
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  369,735,146   257,211,787
------------------------------------------------------------------------------
 End of year                                       $690,841,493  $369,735,146
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $536,384,006  $295,686,862
------------------------------------------------------------------------------
 Undistributed net investment income                  5,579,627     6,016,241
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  option contracts                                   47,575,497    18,215,756
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and option contracts  101,302,363    49,816,287
------------------------------------------------------------------------------
                                                   $690,841,493  $369,735,146
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Value Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at

                              AIM V.I. VALUE FUND
   amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997, undistributed net investment income was increased and undistributed net realized gains reduced by $10,509 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.
E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the securities being hedged.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "market-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to

                              AIM V.I. VALUE FUND
100
reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $53,632 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $5,309 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $2,218 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $1,606 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $3,824 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1997 was $715,432,710 and $593,497,504, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $109,556,705
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (10,333,119)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $ 99,223,586
===========================================================================

 Cost of investments for tax purposes is $446,291,794.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  -----------------------
                             SHARES       AMOUNT       SHARES      AMOUNT
                           ----------  ------------  ----------  -----------
Sold                       12,245,239  $244,753,656   5,143,694  $86,219,671
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions              1,188,320    24,526,936   1,179,025   19,937,315
-----------------------------------------------------------------------------
Reacquired                 (1,424,104)  (28,583,448) (1,140,219) (19,025,797)
-----------------------------------------------------------------------------
                           12,009,455  $240,697,144   5,182,500  $87,131,189
=============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
 Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                            OPTION CONTRACTS
                          --------------------
                          NUMBER OF  PREMIUMS
                          CONTRACTS  RECEIVED
                          --------- ----------
       Beginning of year    3,487   $1,119,905
       Written              7,780    3,228,715
       Closed              (1,470)    (675,031)
       Exercised           (3,000)  (1,220,728)
       Expired             (4,695)  (1,511,273)
                           ------   ----------
       End of year          2,102   $  941,588
                           ======   ==========

  Open call options written at December 31, 1997 were as follows:

                                                                                         UNREALIZED
                                 CONTRACT STRIKE  NUMBER OF PREMIUM  DECEMBER 31, 1997  APPRECIATION
       ISSUE                      MONTH   PRICE   CONTRACTS RECEIVED   MARKET VALUE    (DEPRECIATION)
       -----                     -------- ------  --------- -------- ----------------- --------------
       AT&T Corp.                 Apr.98    60        200   $119,898     $103,750        $  16,148
       AT&T Corp.                 Apr.98    65        100     36,761       31,250            5,511
       American International
        Group, Inc.               Feb.98   100        250    161,495      262,500         (101,005)
       BankAmerica Corp.          Apr.98    80        150     84,397       45,000           39,397
       Citicorp                   Apr.98   135        250    255,836      168,750           87,087
       Philip Morris Companies,
        Inc.                      Jan.98    45        250     39,874       27,344           12,530
       Quantum Corp.              Feb.98    27.5      428    137,811       16,050          121,761
       SmithKline Beecham PLC     Jan.98    50        200     60,648       44,375           16,273
       Tech Data Corp.            Jan.98    45         24      4,978          450            4,528
       Tenet Healthcare Corp.     Feb.98    35        250     39,890       20,312           19,577
                                                    -----   --------     --------        ---------
                                                    2,102   $941,588     $719,781        $ 221,807
                                                    =====   ========     ========        =========

                              AIM V.I. VALUE FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                  DECEMBER 31,                      JANUARY 31,
                           ----------------------------------     ------------------
                             1997            1996      1995         1995      1994
                           --------        --------  --------     --------   -------
Net asset value,
 beginning of period       $  17.48        $  16.11  $  11.83     $  12.17   $ 10.00
------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income        0.08            0.30      0.11         0.10      0.02
------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                 4.05            2.09      4.18        (0.35)     2.17
------------------------------------------------------------------------------------
   Total from investment
    operations                 4.13            2.39      4.29        (0.25)     2.19
------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income          (0.19)          (0.10)    (0.01)       (0.09)    (0.02)
------------------------------------------------------------------------------------
  Distributions from
   realized capital gains     (0.59)          (0.92)       --           --        --
------------------------------------------------------------------------------------
   Total distributions        (0.78)          (1.02)    (0.01)       (0.09)    (0.02)
------------------------------------------------------------------------------------
Net asset value, end of
 period                    $  20.83        $  17.48  $  16.11     $  11.83   $ 12.17
====================================================================================
Total return(a)               23.69%          15.02%    36.25%       (2.03)%   21.94%
====================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $690,841        $369,735  $257,212     $109,257   $38,255
====================================================================================
Ratio of expenses to
 average net assets            0.70%(b)(c)     0.73%     0.75%(d)     0.82%     1.00%(d)(e)
====================================================================================
Ratio of net investment
 income to average net
 assets                        1.05%(b)        2.00%     1.11%(d)     1.17%     0.51%(d)(e)
====================================================================================
Portfolio turnover rate         127%            129%      145%         143%       87%
====================================================================================
Average brokerage
 commission rate paid(f)   $ 0.0487        $ 0.0429       N/A          N/A       N/A
====================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $529,874,605.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Annualized ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.35% and 0.16%, respectively.
(f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                              AIM V.I. VALUE FUND
102

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Value Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Value Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                              AIM V.I. VALUE FUND

DIRECTORS, OFFICERS,   BOARD OF DIRECTORS                       OFFICERS                     OFFICE OF THE FUND
AND OTHER SERVICE
PROVIDERS OF AIM       Charles T. Bauer                         Charles T. Bauer             11 Greenway Plaza
VARIABLE INSURANCE     Chairman                                 Chairman                     Suite 100
FUNDS, INC.            A I M Management Group Inc.                                           Houston, TX 77046
                                                                Robert H. Graham             (800) 347-1919
                       Bruce L. Crockett                        President
                       Director                                                              INVESTMENT ADVISOR
                       ACE Limited;                             John J. Arthur
                       Formerly Director, President and         Senior Vice President        A I M Advisors, Inc.
                       Chief Executive Officer                  and Treasurer                11 Greenway Plaza
                       COMSAT Corporation                                                    Suite 100
                                                                Carol F. Relihan             Houston, TX 77046
                       Owen Daly II                             Senior Vice President and
                       Director                                 Secretary                    TRANSFER AGENT AND CUSTODIAN
                       Cortland Trust Inc.
                                                                Gary T. Crum                 State Street Bank & Trust Company
                       Jack Fields                              Senior Vice President        225 Franklin Street
                       Chief Executive Officer                                               Boston, MA 02110
                       Texana Global Inc.;                      Dana R. Sutton
                       Formerly, Member of the                  Vice President and           COUNSEL TO THE FUNDS
                       U.S. House of Representatives            Assistant Treasurer
                                                                                             Freedman, Levy, Kroll &
                       Carl Frischling                          Robert G. Alley              Simonds
                       Partner                                  Vice President               1050 Conn. Avenue, N.W.
                       Kramer, Levin, Naftalis & Frankel                                     Washington, D.C. 20036
                                                                Stuart W. Coco
                       Robert H. Graham                         Vice President               COUNSEL TO THE DIRECTORS
                       President and Chief Executive Officer
                       A I M Management Group Inc.              Melville B. Cox              Kramer, Levin, Naftalis & Frankel
                                                                Vice President               919 Third Avenue
                       John F. Kroeger                                                       New York, NY 10022
                       Formerly, Consultant                     Karen Dunn Kelley
                       Wendell & Stockel Associates, Inc.       Vice President               DISTRIBUTOR

                       Lewis F. Pennock                         Jonathan C. Schoolar         A I M Distributors, Inc.
                       Attorney                                 Vice President               11 Greenway Plaza
                                                                                             Suite 100
                       Ian W. Robinson                          P. Michelle Grace            Houston, TX 77046
                       Consultant; Formerly, Executive          Assistant Secretary
                       Vice President and Chief                                              INDEPENDENT AUDITORS
                       Financial Officer Bell                   Nancy L. Martin
                       Atlantic Management Services, Inc.       Assistant Secretary          Tait, Weller & Baker
                                                                                             8 Penn Center Plaza
                       Louis S. Sklar                           Ofelia M. Mayo               Suite 800
                       Executive Vice President                 Assistant Secretary          Philadelphia, PA 19103
                       Hines Interests
                       Limited Partnership                      Kathleen J. Pflueger
                                                                Assistant Secretary

                                                                Samuel D. Sirko
                                                                Assistant Secretary

                                                                Stephen I. Winer
                                                                Assistant Secretary

                                                                Mary J. Benson
                                                                Assistant Treasurer




104